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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100. Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value

COMMON STOCK: 90.0%

		Consumer Discretionary: 10.6%
8,900	@	Aeropostale, Inc.	$216,448
29,300	@	American Axle & Manufacturing Holdings, Inc.	368,887
15,700		American Eagle Outfitters	249,473
10,000	@	Arctic Cat, Inc.	155,500
6,700	@	Ascena Retail Group, Inc.	217,147
10,000	@	Bally Technologies, Inc.	378,500
18,900	@	Belo Corp.	166,509
29,000		Best Buy Co., Inc.	832,880
8,900	@	Big Lots, Inc.	386,527
5,300		Bob Evans Farms, Inc.	172,780
8,600		Brinker International, Inc.	217,580
19,400		Brown Shoe Co., Inc.	237,068
2,900	@	Buffalo Wild Wings, Inc.	157,847
5,600	@	Cabela’s, Inc.	140,056
6,884		Cato Corp.	168,658
46,852		CEC Entertainment, Inc.	1,767,726
33,500	@	Charming Shoppes, Inc.	142,710
33,100		Christopher & Banks Corp.	214,488
52,100	@, L	Coldwater Creek, Inc.	137,544
13,400	@	Collective Brands, Inc.	289,172
5,000		Cooper Tire & Rubber Co.	128,750
5,100	@	Core-Mark Holding Co., Inc.	168,555
7,200		CSS Industries, Inc.	135,720
17,100	@	Culp, Inc.	158,688
7,000	@	Dana Holding Corp.	121,730
3,900		Dillard’s, Inc.	156,468
19,000	@	Entercom Communications Corp.	209,380
93,500	@	Entravision Communications Corp.	253,385
5,600		Ethan Allen Interiors, Inc.	122,640
44,500	@	EW Scripps Co.	440,550
9,300		Finish Line	184,605
18,800		Fred’s, Inc.	250,416
48,700	@, L	Furniture Brands International, Inc.	221,585
8,600		Gannett Co., Inc.	130,978
8,200	@, L	Genesco, Inc.	329,640
6,159		Genuine Parts Co.	330,369
2,900		Group 1 Automotive, Inc.	124,120
9,900		Harte-Hanks, Inc.	117,810
3,800	@	Helen of Troy Ltd.	111,720
19,417		International Speedway Corp.	578,627
9,000	@	Jack in the Box, Inc.	204,120
12,700		Jones Group, Inc.	174,625
26,700	@	Journal Communications, Inc.	160,200
9,400	@	Knology, Inc.	121,354
50,400	@	Lin TV Corp.	298,872
107,800		Lowe’s Cos., Inc.	2,849,154
23,600		Mattel, Inc.	588,348
6,200		MDC Holdings, Inc.	157,170
8,300		Men’s Wearhouse, Inc.	224,598
10,900	@	Orient-Express Hotels Ltd.	134,833
3,200	@	Penske Auto Group, Inc.	64,064
7,600		PEP Boys-Manny Moe & Jack	96,596
29,200		RadioShack Corp.	438,292
8,300	@	Red Robin Gourmet Burgers, Inc.	223,270
6,900		Regis Corp.	122,406
7,400	@	Ruby Tuesday, Inc.	97,014
19,588		Speedway Motorsports, Inc.	313,016
6,000		Stage Stores, Inc.	115,320
13,900		Standard Motor Products, Inc.	192,237
8,200		Stanley Black & Decker, Inc.	628,120
95,100		Staples, Inc.	1,846,842
19,200		Target Corp.	960,192
8,100	@	True Religion Apparel, Inc.	190,107
5,300	@	Vail Resorts, Inc.	258,428
15,600		Whirlpool Corp.	1,331,616
4,900	@	WMS Industries, Inc.	173,215
			22,857,245
		Consumer Staples: 8.5%
3,300		Casey’s General Stores, Inc.	128,700
16,200		Clorox Co.	1,135,134
99,378		ConAgra Foods, Inc.	2,360,228

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Consumer Staples (continued)
59,600		CVS Caremark Corp.	$2,045,472
11,000	@	Dole Food Co., Inc.	149,930
7,300	@	Energizer Holdings, Inc.	519,468
9,600		Farmer Bros Co.	116,352
43,600		General Mills, Inc.	1,593,580
37,100		HJ Heinz Co.	1,811,222
34,000		Kellogg Co.	1,835,320
45,023		Kimberly-Clark Corp.	2,938,651
8,600		Nu Skin Enterprises, Inc.	247,250
14,000	@	Prestige Brands Holdings, Inc.	161,000
14,600	@	Primo Water Corp.	178,850
5,100	@	Ralcorp Holdings, Inc.	348,993
3,400		Ruddick Corp.	131,206
3,700	@	Seneca Foods Corp.	110,519
58,900		Sysco Corp.	1,631,530
4,100	@	TreeHouse Foods, Inc.	233,167
4,700		Village Super Market	136,770
9,700		Weis Markets, Inc.	392,462
			18,205,804
		Energy: 8.3%
6,900		Berry Petroleum Co.	348,105
8,100	@	Bill Barrett Corp.	323,271
4,400	@	Bristow Group, Inc.	208,120
31,700	@	Cal Dive International, Inc.	221,266
11,100	@	Complete Production Services, Inc.	353,091
7,300		Devon Energy Corp.	669,921
29,600	@	DHT Maritime, Inc.	142,376
42,297		EQT Corp.	2,110,620
4,900	@	Forest Oil Corp.	185,367
6,000	@	Frontier Oil Corp.	175,920
13,200	@	Global Industries Ltd.	129,228
9,900	@, L	Goodrich Petroleum Corp.	219,978
12,700	@	Helix Energy Solutions Group, Inc.	218,440
57,500		Imperial Oil Ltd.	2,938,164
14,600	@	International Coal Group, Inc.	164,980
5,500	@	James River Coal Co.	132,935
17,100	@	Key Energy Services, Inc.	265,905
29,200		Murphy Oil Corp.	2,143,864
3,900		Noble Energy, Inc.	376,935
19,700	L	Nordic American Tanker Shipping	489,348
10,500	@	North American Energy Partners, Inc.	129,465
26,700		Overseas Shipholding Group	858,138
11,600	@	Patriot Coal Corp.	299,628
25,600		Penn Virginia Corp.	434,176
5,800	@	Petroleum Development Corp.	278,458
1,900	@	Rosetta Resources, Inc.	90,326
9,700	@	SandRidge Energy, Inc.	124,160
14,200	@	Southwestern Energy Co.	610,174
21,400		Spectra Energy Partners L.P.	703,418
12,500	@	Swift Energy Co.	533,500
4,800	@	Tesoro Corp.	128,784
25,900	@	Tetra Technologies, Inc.	398,860
4,900	@	Ultra Petroleum Corp.	241,325
3,500	@	Unit Corp.	216,825
4,900		W&T Offshore, Inc.	111,671
7,400	@, L	Western Refining, Inc.	125,430
14,500		Williams Partners L.P.	751,100
			17,853,272
		Financials: 20.5%
23,500		ACE Ltd.	1,520,450
41,000		Allstate Corp.	1,302,980
13,500		Alterra Capital Holdings Ltd.	301,590
8,900		American Equity Investment Life Holding Co.	116,768
6,900		American National Bankshares I	155,319
30,800		AON Corp.	1,631,168
50,200		Apollo Investment Corp.	605,412
13,100		Ares Capital Corp.	221,390
22,400		Artio Global Investors, Inc.	361,984
12,200		Aspen Insurance Holdings Ltd.	336,232
18,200		Associated Banc-Corp.	270,270
8,100		Baldwin & Lyons, Inc.	189,702
11,400		Bancorpsouth, Inc.	176,130
8,200		BankUnited, Inc.	235,422
17,200		BlackRock Kelso Capital Corp.	174,236
12,400		BOK Financial Corp.	640,832
35,100		Boston Private Financial Holdings, Inc.	248,157
12,700		Brookline Bancorp., Inc.	133,731
6,400		Calamos Asset Management, Inc.	106,176

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Financials (continued)
81,961		Capitol Federal Financial, Inc.	$923,700
18,600		Chubb Corp.	1,140,366
50,736		Comerica, Inc.	1,863,026
35,801		Commerce Bancshares, Inc.	1,447,792
5,400		Community Bank System, Inc.	131,058
14,400		Compass Diversified Trust	212,256
7,300		Cullen/Frost Bankers, Inc.	430,846
13,000		CVB Financial Corp.	121,030
4,800		East-West Bancorp., Inc.	105,408
15,900		Fifth Street Finance Corp.	212,265
13,500		First Commonwealth Financial Corp.	92,475
15,300		First Financial Holdings, Inc.	173,043
24,900	L	First Financial Northwest, Inc.	141,930
54,000		First Horizon National Corp.	605,340
8,900		First Interstate Bancsystem, Inc.	121,040
15,000		First Midwest Bancorp., Inc.	176,850
21,300	L	First Niagara Financial Group, Inc.	289,254
5,400	@, L	First Republic Bank	166,914
18,200		FirstMerit Corp.	310,492
9,300		Flushing Financial Corp.	138,570
21,200		FNB Corp.	223,448
8,300		Franklin Resources, Inc.	1,038,164
37,200		Fulton Financial Corp.	413,292
4,700		Hanover Insurance Group, Inc.	212,675
81,789		HCC Insurance Holdings, Inc.	2,560,814
26,900		Hercules Technology Growth Capital, Inc.	295,900
15,600	@	Heritage Financial Corp.	221,052
8,800	@	HFF, Inc.	132,352
226,700		Hudson City Bancorp., Inc.	2,194,456
4,300		IBERIABANK Corp.	258,559
6,500	@	Investment Technology Group, Inc.	118,235
11,900		Kaiser Federal Financial Group, Inc.	146,370
12,300	@	Knight Capital Group, Inc.	164,820
10,100		Lakeland Financial Corp.	229,068
46,776		Marsh & McLennan Cos., Inc.	1,394,393
7,400		MB Financial Corp.	155,104
27,300		MCG Capital Corp.	177,450
4,900		National Bankshares, Inc.	141,610
64,105		Northern Trust Corp.	3,253,329
15,400		Old National Bancorp.	165,088
11,800		Oritani Financial Corp.	149,624
13,500		Pacific Continental Corp.	137,565
34,400	@	Park Sterling Corp.	166,840
27,700		PennantPark Investment Corp.	330,184
136,878		People’s United Financial, Inc.	1,721,925
5,100	@	Piper Jaffray Cos.	211,293
5,500		Platinum Underwriters Holdings Ltd.	209,495
39,700	@, L	PMI Group, Inc.	107,190
4,300	@	ProAssurance Corp.	272,491
13,300		Prospect Capital Corp.	162,393
15,400		Provident Financial Services, Inc.	227,920
19,100		Radian Group, Inc.	130,071
14,100		State Street Corp.	633,654
13,400		Sterling Bancshares, Inc.	115,374
26,200		SunTrust Bank	755,608
44,167		Symetra Financial Corp.	600,671
85,100		Synovus Financial Corp.	204,240
14,300		TCF Financial Corp.	226,798
6,400		Torchmark Corp.	425,472
35,800	@	TradeStation Group, Inc.	251,316
35,223		Transatlantic Holdings, Inc.	1,714,303
27,800		Travelers Cos., Inc.	1,653,544
11,400		Trico Bancshares	185,934
7,700		Trustmark Corp.	180,334
15,700		Umpqua Holdings Corp.	179,608
5,600		United Bankshares, Inc.	148,512
6,300		United Fire & Casualty Co.	127,323
36,400		UnumProvident Corp.	955,500
9,100		Washington Banking Co.	128,310
9,800		Washington Federal, Inc.	169,932
15,700		Webster Financial Corp.	336,451
6,500		Wintrust Financial Corp.	238,875
			44,086,533
		Health Care: 6.5%
50,300	@	Alliance Imaging, Inc.	222,326
1,400	@	Almost Family, Inc.	52,696
3,100	@	AMERIGROUP Corp.	199,175
7,200	@	Amsurg Corp.	183,168

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Health Care (continued)
3,300	@	Assisted Living Concepts, Inc.	$129,162
89,400	@	Boston Scientific Corp.	642,786
41,551	@	CareFusion Corp.	1,171,738
1,900		Chemed Corp.	126,559
3,200	@	Community Health Systems, Inc.	127,968
11,200	@	Covidien PLC	581,728
16,800	@	Cutera, Inc.	143,976
13,300	@	Health Management Associates, Inc.	144,970
6,823	@	Healthspring, Inc.	254,976
4,000	@, L	ICU Medical, Inc.	175,120
8,600	@	Impax Laboratories, Inc.	218,870
4,900	@	Kindred Healthcare, Inc.	117,012
47,500	@	LifePoint Hospitals, Inc.	1,908,550
8,800		Lincare Holdings, Inc.	261,008
3,000	@	Magellan Health Services, Inc.	147,240
8,600		Medicis Pharmaceutical Corp.	275,544
10,100		National Healthcare Corp.	469,549
14,600		Owens & Minor, Inc.	474,208
46,600		Patterson Cos., Inc.	1,500,054
6,000		Pharmaceutical Product Development, Inc.	166,260
5,600		Quest Diagnostics	323,232
33,686	@	Select Medical Holdings Corp.	271,509
9,200	@	Sun Healthcare Group, Inc.	129,444
17,024	@	Symmetry Medical, Inc.	166,835
9,200		US Physical Therapy, Inc.	205,528
5,900		Utah Medical Products, Inc.	170,746
18,300	@	Viropharma, Inc.	364,170
22,000		Young Innovations, Inc.	690,800
32,200	@	Zimmer Holdings, Inc.	1,949,066
			13,965,973
		Industrials: 14.5%
7,600	@	AAR Corp.	210,672
4,200		Actuant Corp.	121,800
3,500	@	Alaska Air Group, Inc.	221,970
3,100		Alexander & Baldwin, Inc.	141,515
3,600	@, L	Allegiant Travel Co.	157,716
10,000		Alliant Techsystems, Inc.	706,700
11,700	@	Altra Holdings, Inc.	276,354
7,200		Apogee Enterprises, Inc.	94,968
5,800		Arkansas Best Corp.	150,336
5,700		Barnes Group, Inc.	119,016
27,100	@	Beacon Roofing Supply, Inc.	554,737
3,500		Belden CDT, Inc.	131,425
14,600		Brady Corp.	521,074
8,000		Briggs & Stratton Corp.	181,200
5,300		Brink’s Co.	175,483
12,000		CDI Corp.	177,480
2,800	@	Ceradyne, Inc.	126,224
30,800		Cintas Corp.	932,316
5,700	@	Colfax Corp.	130,815
9,300		Comfort Systems USA, Inc.	130,851
29,900		Curtiss-Wright Corp.	1,050,686
39,300	@	Diana Shipping, Inc.	465,312
4,200		Douglas Dynamics, Inc.	59,892
3,200		Dynamic Materials Corp.	89,440
10,800	@	EMCOR Group, Inc.	334,476
17,100		Encore Wire Corp.	416,214
2,200	@	Esterline Technologies Corp.	155,584
3,100		Freightcar America, Inc.	100,781
3,300		GATX Corp.	127,578
14,300	@, L	Genco Shipping & Trading Ltd.	154,011
35,600		Granite Construction, Inc.	1,000,360
12,200		Harsco Corp.	430,538
11,300		Heidrick & Struggles International, Inc.	314,479
21,142		Hubbell, Inc.	1,501,716
15,100	@	Huntington Ingalls Industries, Inc.	626,650
13,800	L	IESI-BFC Ltd.	350,106
16,200		ITT Corp.	972,810
49,600	@, L	JetBlue Airways Corp.	310,992
3,900		Kaman Corp.	137,280
42,534		Kaydon Corp.	1,666,907
11,700	@	Kforce, Inc.	214,110
70,300		Koninklijke Philips Electronics NV	2,251,906
10,900	@	Korn/Ferry International	242,743
9,100		Lawson Products	209,664
1,800		Lincoln Electric Holdings, Inc.	136,656
20,800		LSI Industries, Inc.	150,592
30,800	@	Metalico, Inc.	191,576

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Industrials (continued)
11,800	@	Mistras Group, Inc.	$203,078
5,800	@	Moog, Inc.	266,278
9,300		Mueller Industries, Inc.	340,566
52,900		Mueller Water Products, Inc.	236,992
4,200	@	Old Dominion Freight Line	147,378
4,900	@	Oshkosh Truck Corp.	173,362
26,800	@	Pike Electric Corp.	255,136
19,400		Pitney Bowes, Inc.	498,386
1,800		Regal-Beloit Corp.	132,894
133,317		Republic Services, Inc.	4,004,842
5,100		Robbins & Myers, Inc.	234,549
3,600		Simpson Manufacturing Co., Inc.	106,056
7,800		Skywest, Inc.	131,976
74,300		Southwest Airlines Co.	938,409
18,500	@	SYKES Enterprises, Inc.	365,745
36,900	@	Thomas & Betts Corp.	2,194,443
5,900		Tredegar Corp.	127,322
1,500		Triumph Group, Inc.	132,675
19,500		Tyco International Ltd.	873,015
15,100		US Ecology, Inc.	263,193
13,732		Waste Management, Inc.	512,753
9,700		Werner Enterprises, Inc.	256,759
			31,321,518
		Information Technology: 7.1%
110,500		Applied Materials, Inc.	1,726,010
6,400		Automatic Data Processing, Inc.	328,384
8,500		Bel Fuse, Inc.	187,085
12,100	@	Benchmark Electronics, Inc.	229,537
4,300	@	Blue Coat Systems, Inc.	121,088
35,619	@	Booz Allen Hamilton Holding Corp.	641,498
75,400	@	Cadence Design Systems, Inc.	735,150
2,200		Cass Information Systems, Inc.	86,438
2,500	@	Cymer, Inc.	141,450
3,900	@	DG FastChannel, Inc.	125,658
9,300		DST Systems, Inc.	491,226
16,900	@	Electro Scientific Industries, Inc.	293,384
14,000	@	Electronics for Imaging	205,940
86,000	@	Emulex Corp.	917,620
7,300	@	Euronet Worldwide, Inc.	141,109
12,900	@	Formfactor, Inc.	132,870
34,900	@	Integrated Device Technology, Inc.	257,213
49,400	@	Internap Network Services Corp.	324,558
23,200		Intersil Corp.	288,840
5,000	@	JDA Software Group, Inc.	151,300
12,000	@	Lawson Software, Inc.	145,200
10,800	@	Lexmark International, Inc.	400,032
2,200		Littelfuse, Inc.	125,620
13,700		Methode Electronics, Inc.	165,496
3,300		MKS Instruments, Inc.	109,890
33,300		Molex, Inc.	688,977
8,600	@	Motricity, Inc.	129,258
23,600		National Semiconductor Corp.	338,424
3,800	@	Netgear, Inc.	123,272
6,900	@	NeuStar, Inc.	176,502
5,800	@	Novellus Systems, Inc.	215,354
7,300		Park Electrochemical Corp.	235,425
8,400	@	PC Connection, Inc.	74,424
13,800	@	Photronics, Inc.	123,786
19,800	@	Plexus Corp.	694,188
11,900	@	QLogic Corp.	220,745
24,300	@	Quest Software, Inc.	616,977
40,500	@, L	RealNetworks, Inc.	150,660
2,900	@	Rogers Corp.	130,674
49,700	@	S1 Corp.	331,996
16,700	@	Sigma Designs, Inc.	216,265
12,700	@	Standard Microsystems Corp.	313,182
2,600	@	Tech Data Corp.	132,236
40,300		Tellabs, Inc.	211,172
34,000	@	Teradyne, Inc.	605,540
28,900		Total System Services, Inc.	520,778
8,500	@	Verigy Ltd.	119,765
16,200	@	Websense, Inc.	372,114
4,300	@	Zebra Technologies Corp.	168,732
			15,383,042
		Materials: 4.6%
5,600		A Schulman, Inc.	138,432
3,000		Arch Chemicals, Inc.	124,770
57,583		Bemis Co.	1,889,298

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Materials (continued)
5,600		Buckeye Technologies, Inc.	$152,488
8,900	@	Century Aluminum Co.	166,252
8,800	@	Coeur d’Alene Mines Corp.	306,064
12,100		Commercial Metals Co.	208,967
2,300		Cytec Industries, Inc.	125,051
4,900	@	Georgia Gulf Corp.	181,300
2,500		Haynes International, Inc.	138,625
10,400		HB Fuller Co.	223,392
33,700	@	Hecla Mining Co.	305,996
2,300		Kaiser Aluminum Corp.	113,275
10,400	@	KapStone Paper and Packaging Corp.	178,568
1,300		Martin Marietta Materials, Inc.	116,571
2,700		Materion Corp.	110,160
25,800		MeadWestvaco Corp.	782,514
14,705		Minerals Technologies, Inc.	1,007,587
23,324		Newmont Mining Corp.	1,273,024
6,200		Olin Corp.	142,104
4,800	@	OM Group, Inc.	175,392
9,900		PH Glatfelter Co.	131,868
2,200		Royal Gold, Inc.	115,280
3,800	@, L	RTI International Metals, Inc.	118,370
1,900		Schnitzer Steel Industries, Inc.	123,519
4,500		Sensient Technologies Corp.	161,280
6,800		Silgan Holdings, Inc.	259,352
8,300		Sonoco Products Co.	300,709
4,100	L	Texas Industries, Inc.	185,443
20,800	@	Thompson Creek Metals Co., Inc.	260,832
6,000		Worthington Industries	125,520
5,800	@	WR Grace & Co.	222,082
			9,864,085
		Telecommunication Services: 2.2%
6,900		Atlantic Tele-Network, Inc.	256,611
23,600		Consolidated Communications Holdings, Inc.	442,028
210,600		Qwest Communications International, Inc.	1,438,398
29,600		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,075,920
18,500		TELUS Corp.	945,895
30,700	@	Vonage Holdings Corp.	139,992
30,000		Windstream Corp.	386,100
			4,684,944
		Utilities: 7.2%
27,200		AGL Resources, Inc.	1,083,648
21,734		American Electric Power Co., Inc.	763,733
8,716	L	Artesian Resources Corp.	169,875
4,200		Atmos Energy Corp.	143,220
7,600		Avista Corp.	175,788
5,400		Black Hills Corp.	180,576
9,600		Central Vermont Public Service Corp.	223,584
5,900		Chesapeake Utilities Corp.	245,558
8,600		Consolidated Edison, Inc.	436,192
25,100		Great Plains Energy, Inc.	502,502
9,551		Idacorp, Inc.	363,893
22,900		MDU Resources Group, Inc.	526,013
29,796		Northeast Utilities	1,030,942
5,200		NorthWestern Corp.	157,560
113,000		NV Energy, Inc.	1,682,570
56,800		Pacific Gas & Electric Co.	2,509,424
46,515		Portland General Electric Co.	1,105,662
7,600		Unitil Corp.	179,056
9,400		Vectren Corp.	255,680
77,926	L	Westar Energy, Inc.	2,058,805
7,400		WGL Holdings, Inc.	288,600
10,168		Wisconsin Energy Corp.	310,124
43,800		Xcel Energy, Inc.	1,046,382
			15,439,387
		Total Common Stock
		(Cost $172,146,547)	193,661,803

REAL ESTATE INVESTMENT TRUSTS: 5.9%

		Financials: 5.9%
6,500		American Campus Communities, Inc.	214,500
9,500		American Capital Agency Corp.	276,830
54,841		Annaly Capital Management, Inc.	956,975
11,800		Ashford Hospitality Trust, Inc.	130,036
19,000		Associated Estates Realty Corp.	301,720
45,700		Capstead Mortgage Corp.	584,046
9,700		CBL & Associates Properties, Inc.	168,974
98,400		Chimera Investment Corp.	389,664
4,900		CommonWealth REIT	127,253

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value

		Financials (continued)
8,470		CreXus Investment Corp.	$96,727
33,302		DCT Industrial Trust, Inc.	184,826
12,400		Duke Realty Corp.	173,724
14,400	@, L	First Industrial Realty Trust, Inc.	171,216
13,000		First Potomac Realty Trust	204,750
5,900		Getty Realty Corp.	134,992
82,835		Government Properties Income Trust	2,224,948
11,400		Hatteras Financial Corp.	320,568
5,600		Healthcare Realty Trust, Inc.	127,120
7,500	L	Highwoods Properties, Inc.	262,575
8,642		Host Hotels & Resorts, Inc.	152,186
11,600		Inland Real Estate Corp.	110,664
7,000		Kilroy Realty Corp.	271,810
9,300		Lexington Realty Trust	86,955
3,900		Mack-Cali Realty Corp.	132,210
9,300		Medical Properties Trust, Inc.	107,601
40,462		MFA Mortgage Investments, Inc.	331,788
10,200		National Health Investors, Inc.	488,784
11,900		National Retail Properties, Inc.	310,947
7,200		Omega Healthcare Investors, Inc.	160,848
96,368		Piedmont Office Realty Trust, Inc.	1,870,503
3,100		PS Business Parks, Inc.	179,614
8,300		Sabra Healthcare REIT, Inc.	146,163
2,100		Saul Centers, Inc.	93,555
7,000		Urstadt Biddle Properties, Inc.	133,140
6,800		Washington Real Estate Investment Trust	211,412
28,881		Weyerhaeuser Co.	710,473
11,000		Winthrop Realty Trust	134,750

		Total Real Estate Investment Trusts
		(Cost $11,252,658)	12,684,847

EXCHANGE-TRADED FUNDS: 1.2%

		Exchange-Traded Funds: 1.2%
2,600		iShares Russell 2000 Index Fund	218,842
10,400		iShares Russell 2000 Value Index Fund	783,952
33,251		iShares Russell Midcap Value Index Fund	1,601,368

		Total Exchange-Traded Funds
		(Cost $2,519,003)	2,604,162

PREFERRED STOCK: 1.0%

		Consumer Discretionary: 0.1%
1,600	P	Callaway Golf Co.	187,637
128	#	LodgeNet Interactive Corp.	156,800
			344,437
		Consumer Staples: 0.1%
211	P	Universal Corp.	227,082
			227,082
		Financials: 0.8%
16,903		Aspen Insurance Holdings Ltd.	907,184
5,053	P	DuPont Fabros Technology, Inc.	126,578
5,300		Entertainment Properties	146,439
2,700		Lexington Realty Trust	115,263
10,600	P	National Retail Properties	267,650
3,831	P	PS Business Parks, Inc.	96,350
			1,659,464
		Total Preferred Stock
		(Cost $1,948,154)	2,230,983

		Total Long-Term Investments
		(Cost $187,866,362)	211,181,795

SHORT-TERM INVESTMENTS: 2.6%

		Mutual Funds: 1.3%
2,817,120		BlackRock Liquidity Funds, TempFund, Institutional Class	2,817,120

		Total Mutual Funds
		(Cost $2,817,120)	2,817,120

		Securities Lending Collateral(cc): 1.3%
2,692,380		BNY Mellon Overnight Government Fund (1)	2,692,380
151,202	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	120,962

		Total Securities Lending Collateral
		(Cost $2,843,582)	2,813,342

		Total Short-Term Investments
		(Cost $5,660,702)	5,630,462

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value

		Total Investments in Securities
		(Cost $193,527,064)*	100.7%	$216,812,257
		Other Assets and Liabilities - Net	(0.7)	(1,557,150)
		Net Assets	100.0%	$215,255,107

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $197,081,233.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$26,094,278
		Gross Unrealized Depreciation		(6,363,254)
		Net Unrealized Appreciation		$19,731,024

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$193,661,803	$—	$—	$193,661,803
Real Estate Investment Trusts	12,684,847	—	—	12,684,847
Exchange-Traded Funds	2,604,162	—	—	2,604,162
Preferred Stock	261,702	1,969,281	—	2,230,983
Short-Term Investments	5,509,500	—	120,962	5,630,462
Total Investments, at value	$214,722,014	$1,969,281	$120,962	$216,812,257
Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(30,228)	$—	$(30,228)
Total Liabilities	$—	$(30,228)	$—	$(30,228)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Canadian Dollar
	CAD 3,857,561	SELL	4/29/11	$3,954,262	$3,976,380	$(22,118)
UBS Warburg LLC	EU Euro
	EUR 1,189,433	SELL	4/29/11	1,676,910	1,684,756	(7,846)
UBS Warburg LLC	EU Euro
	EUR 37,113	SELL	4/29/11	52,304	52,568	(264)
						$(30,228)

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 91.6%
		Consumer Discretionary: 23.3%
605,000		Anhanguera Educacional Participacoes SA	$14,659,480
80,000	@	Blue Nile, Inc.	4,319,200
25,000	@	Carmax, Inc.	802,500
540,000		Choice Hotels International, Inc.	20,979,000
200,000		Cia Hering	3,651,732
325,000		DeVry, Inc.	17,897,750
575,000	@	Dick’s Sporting Goods, Inc.	22,988,500
617,500	@	LKQ Corp.	14,881,750
153,273	@	Lumber Liquidators	3,830,292
239,000		Morningstar, Inc.	13,952,820
550,000	@	New York Times Co.	5,208,500
123,000	@	Panera Bread Co.	15,621,000
200,000	@	Peet’s Coffee & Tea, Inc.	9,618,000
420,000	@	Penn National Gaming, Inc.	15,565,200
115,000	@	Penske Auto Group, Inc.	2,302,300
10,000		Polo Ralph Lauren Corp.	1,236,500
63,750		Strayer Education, Inc.	8,318,738
240,000	@	Under Armour, Inc.	16,332,000
475,000	@	Vail Resorts, Inc.	23,161,000
47,169		Wynn Resorts Ltd.	6,002,255
			221,328,517
		Consumer Staples: 6.3%
114,000		Church & Dwight Co., Inc.	9,044,760
215,000		Diamond Foods, Inc.	11,997,000
655,000	@	Dole Food Co., Inc.	8,927,650
144,379	@	Ralcorp Holdings, Inc.	9,879,855
58,000	@	Seneca Foods Corp.	1,732,460
190,000	@	TreeHouse Foods, Inc.	10,805,300
176,737	@	United Natural Foods, Inc.	7,921,352
			60,308,377
		Energy: 12.8%
250,000	@	Brigham Exploration Co.	9,295,000
112,575		CARBO Ceramics, Inc.	15,886,584
96,933	@	Concho Resources, Inc.	10,400,911
200,000	@	Core Laboratories NV	20,434,000
303,000	@	Denbury Resources, Inc.	7,393,200
100,000	@	Georesources, Inc.	3,127,000
160,000		Helmerich & Payne, Inc.	10,990,400
24,719	@	Oasis Petroleum, Inc.	781,615
115,000	@	SEACOR Holdings, Inc.	10,632,900
192,500		SM Energy Co.	14,281,575
400,000		Southern Union Co.	11,448,000
199,000		Targa Resources Corp.	7,211,760
			121,882,945
		Financials: 7.0%
65,000	@	Arch Capital Group Ltd.	6,447,350
175,000		Cohen & Steers, Inc.	5,194,000
216,500		Eaton Vance Corp.	6,979,960
131,000	@	Financial Engines, Inc.	3,610,360
90,000	@	Green Dot Corp.	3,861,900
200,000	@	Interactive Brokers Group, Inc.	3,178,000
145,000		Jefferies Group, Inc.	3,616,300
622,440	@	MSCI, Inc. - Class A	22,918,241
285,000	@	Netspend Holdings, Inc.	2,998,200
295,000		Primerica, Inc.	7,525,450
			66,329,761
		Health Care: 13.7%
130,000	@	Allscripts Healthcare Solutions, Inc.	2,728,700
400,000	@	AMERIGROUP Corp.	25,700,000
95,246		Chemed Corp.	6,344,336
400,000	@	Community Health Systems, Inc.	15,996,000
200,000	@	Edwards Lifesciences Corp.	17,400,000
175,000	@	Gen-Probe, Inc.	11,611,250
160,000	@	Idexx Laboratories, Inc.	12,355,200
135,000	@	Mettler Toledo International, Inc.	23,220,000
20,000	@	Neogen Corp.	827,600
105,000		Techne Corp.	7,518,000
240,000	@	VCA Antech, Inc.	6,043,200
			129,744,286
		Industrials: 12.3%
275,000	@	Aecom Technology Corp.	7,625,750
275,000	@	Copart, Inc.	11,915,750

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
120,000	@	CoStar Group, Inc.		$7,521,600
504,261	@	Generac Holdings, Inc.		10,231,456
350,000	@	Genesee & Wyoming, Inc.		20,370,000
60,000		Landstar System, Inc.		2,740,800
96,126	@	Middleby Corp.		8,960,866
250,000	@	Mistras Group, Inc.		4,302,500
115,000		MSC Industrial Direct Co.		7,874,050
160,000	@	Polypore International, Inc.		9,212,800
410,000		Ritchie Brothers Auctioneers, Inc.		11,541,500
400,000	@	Tetra Tech, Inc.		9,876,000
50,000		Valmont Industries, Inc.		5,218,500
				117,391,572
		Information Technology: 11.7%
250,450	@	Advent Software, Inc.		7,180,402
250,000	@	Ansys, Inc.		13,547,500
25,191	@	Blackboard, Inc.		912,922
49,368	@	Booz Allen Hamilton Holding Corp.		889,118
135,000	@	Concur Technologies, Inc.		7,485,750
120,000	@	Equinix, Inc.		10,932,000
85,000		Factset Research Systems, Inc.		8,902,050
430,000	@	Gartner, Inc.		17,918,100
64,939		MAXIMUS, Inc.		5,271,099
230,500		Pegasystems, Inc.		8,745,170
73,800	@	RealPage, Inc.		2,046,474
350,000	@	SS&C Technologies Holdings, Inc.		7,147,000
10,129	@	Synchronoss Technologies, Inc.		351,914
497,500		Totvs S.A.		9,507,243
190,000	@	WebMD Health Corp.		10,149,800
				110,986,542
		Materials: 2.8%
79,918	@	Intrepid Potash, Inc.		2,782,745
389,977	@	Molycorp, Inc.		23,406,417
				26,189,162
		Telecommunication Services: 0.5%
125,000	@	SBA Communications Corp.		4,960,000
				4,960,000
		Utilities: 1.2%
160,000		ITC Holdings Corp.		11,184,000
				11,184,000
		Total Common Stock (Cost $512,086,117)		870,305,162
REAL ESTATE INVESTMENT TRUSTS: 3.5%
		Financials: 3.5%
24,300		Alexander’s, Inc.		9,888,885
100,000		Alexandria Real Estate Equities, Inc.		7,797,000
65,000		American Assets Trust, Inc.		1,382,550
85,000		American Campus Communities, Inc.		2,805,000
510,500		Douglas Emmett, Inc.		9,571,875
70,000		LaSalle Hotel Properties		1,890,000
		Total Real Estate Investment Trusts (Cost $23,087,849)		33,335,310
		Total Long-Term Investments (Cost $535,173,966)		903,640,472
SHORT-TERM INVESTMENTS: 4.8%
		Mutual Funds: 4.8%
45,650,283		BlackRock Liquidity Funds, TempFund, Institutional Class		45,650,283
		Total Short-Term Investments (Cost $45,650,283)		45,650,283
		Total Investments in Securities (Cost $580,824,249)*	99.9%	$949,290,755
		Other Assets and Liabilities - Net	0.1	776,910
		Net Assets	100.0%	$950,067,665

	@	Non-income producing security
	*	Cost for federal income tax purposes is $580,737,990.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$372,088,560
		Gross Unrealized Depreciation		(3,535,795)
		Net Unrealized Appreciation		$368,552,765

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$870,305,162	$—	$—	$870,305,162
Real Estate Investment Trusts	33,335,310	—	—	33,335,310
Short-Term Investments	45,650,283	—	—	45,650,283
Total Investments, at value	$949,290,755	$—	$—	$949,290,755

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 89.6%
		Consumer Discretionary: 9.8%
79,400	@	Boyd Gaming Corp.	$743,978
84,200		Brown Shoe Co., Inc.	1,028,924
22,000		Columbia Sportswear Co.	1,307,240
84,000		Cooper Tire & Rubber Co.	2,163,000
67,000	@	Dana Holding Corp.	1,165,130
136,000	@	Domino’s Pizza, Inc.	2,506,480
113,000		Finish Line	2,243,050
47,000	@	Genesco, Inc.	1,889,400
78,000	@	Helen of Troy Ltd.	2,293,200
108,000	@	Pier 1 Imports, Inc.	1,096,200
121,000		Sonic Automotive, Inc.	1,695,210
285,000		Stewart Enterprises, Inc.	2,177,400
108,000		Texas Roadhouse, Inc.	1,834,920
110,000	@	Tower International, Inc.	1,862,300
			24,006,432
		Consumer Staples: 3.0%
26,000		Andersons, Inc.	1,266,720
160,000	@	Dean Foods Co.	1,600,000
63,000		Nu Skin Enterprises, Inc.	1,811,250
85,000	@	Pantry, Inc.	1,260,550
37,000		Ruddick Corp.	1,427,830
			7,366,350
		Energy: 8.3%
46,000	@	Bill Barrett Corp.	1,835,860
68,000	@	Hornbeck Offshore Services, Inc.	2,097,800
220,000	@	ION Geophysical Corp.	2,791,800
134,000	@	Key Energy Services, Inc.	2,083,700
60,000	@	Knightsbridge Tankers Ltd.	1,502,400
27,000	@	Oil States International, Inc.	2,055,780
109,000	@	Patriot Coal Corp.	2,815,470
75,000	@	Stone Energy Corp.	2,502,750
59,000	@	Swift Energy Co.	2,518,120
			20,203,680
		Financials: 18.4%
64,000		Alterra Capital Holdings Ltd.	1,429,760
106,000		American Equity Investment Life Holding Co.	1,390,720
92,424		Apollo Investment Corp.	1,114,633
46,000		Argo Group International Holdings Ltd.	1,519,840
82,000		Community Bank System, Inc.	1,990,140
71,000		Delphi Financial Group	2,180,410
90,000		East-West Bancorp., Inc.	1,976,400
90,000		First Niagara Financial Group, Inc.	1,222,200
38,000		IBERIABANK Corp.	2,284,940
74,000		Independent Bank Corp.	1,998,740
170,000		MCG Capital Corp.	1,105,000
59,008	@	Medley Capital Corp.	718,717
145,000	@	MGIC Investment Corp.	1,289,050
137,000	@	National Financial Partners Corp.	2,020,750
163,000		Northwest Bancshares, Inc.	2,044,020
91,343		Oritani Financial Corp.	1,158,229
31,000		Platinum Underwriters Holdings Ltd.	1,180,790
54,000		Prosperity Bancshares, Inc.	2,309,580
135,000		Radian Group, Inc.	919,350
84,893		Sandy Spring Bancorp, Inc.	1,567,125
215,187		Sterling Bancorp.	2,154,022
210,000		Sterling Bancshares, Inc.	1,808,100
28,500	@	Stifel Financial Corp.	2,046,015
25,451	@	SVB Financial Group	1,448,925
160,000		Symetra Financial Corp.	2,176,000
86,000	@	Texas Capital Bancshares, Inc.	2,235,140
163,000		Umpqua Holdings Corp.	1,864,720
			45,153,316
		Health Care: 6.7%
80,500	@	Centene Corp.	2,654,890
68,000	@	Conmed Corp.	1,787,040
21,000		Cooper Cos., Inc.	1,458,450
78,000	@	Healthspring, Inc.	2,914,860
71,121		Invacare Corp.	2,213,286
118,000	@	Kindred Healthcare, Inc.	2,817,843
60,300	@	WellCare Health Plans, Inc.	2,529,585
			16,375,954

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials: 18.5%
28,000	@	Alaska Air Group, Inc.	$1,775,760
38,000	@	Atlas Air Worldwide Holdings, Inc.	2,649,360
41,588		Barnes Group, Inc.	868,357
56,000		Brady Corp.	1,998,640
90,000	@	CBIZ, Inc.	648,900
270,000	@	Cenveo Corp.	1,763,100
97,000		Deluxe Corp.	2,574,380
61,000	@	EMCOR Group, Inc.	1,889,170
34,000	@	Esterline Technologies Corp.	2,404,480
74,000	@	Geo Group, Inc.	1,897,360
122,000		Houston Wire & Cable Co.	1,783,640
86,662		IESI-BFC Ltd.	2,198,615
65,000	@	Meritor, Inc.	1,103,050
124,000	@	Navigant Consulting, Inc.	1,238,760
300,000	@	SatCon Technology Corp.	1,158,000
130,000	@	SFN Group, Inc.	1,831,700
78,373	@	Sterling Construction Co., Inc.	1,322,936
74,000		Textainer Group Holdings Ltd.	2,749,840
105,000	@	Titan Machinery, Inc.	2,651,250
61,700		Trinity Industries, Inc.	2,262,539
75,000	@	United Rentals, Inc.	2,496,000
34,500		United Stationers, Inc.	2,451,225
160,000	@	Wabash National Corp.	1,852,800
65,000		Werner Enterprises, Inc.	1,720,550
			45,290,412
		Information Technology: 14.8%
68,472	@	Acxiom Corp.	982,573
32,000	@	Anixter International, Inc.	2,236,480
60,000	@	Ariba, Inc.	2,048,400
103,000	@	Cardtronics, Inc.	2,096,050
77,000	@	Ciena Corp.	1,998,920
100,000	@	Cirrus Logic, Inc.	2,103,000
140,000	@	ELSTER GROUP SE - ADR	2,275,000
7,911	@	Epicor Software Corp.	87,575
95,000	@	Fairchild Semiconductor International, Inc.	1,729,000
54,798		iGate Corp.	1,028,558
120,000	@	IXYS Corp.	1,611,600
127,000	@	Kulicke & Soffa Industries, Inc.	1,187,450
125,000	@	Lawson Software, Inc.	1,512,500
135,000	@	Mentor Graphics Corp.	1,975,050
124,000		Micrel, Inc.	1,671,520
39,965	@	NeuStar, Inc.	1,022,305
185,000		Pulse Electronics Corp.	1,119,250
51,000	@	Rofin-Sinar Technologies, Inc.	2,014,500
50,000	@	Rogers Corp.	2,253,000
24,219	@	Saba Software, Inc.	237,588
130,000	@	Silicon Image, Inc.	1,166,100
65,708	@	Standard Microsystems Corp.	1,620,359
80,000	@	TTM Technologies, Inc.	1,452,800
90,000	@	Ultra Clean Holdings	930,600
			36,360,178
		Materials: 7.1%
290,000	@	Boise, Inc.	2,656,400
73,000	@	Georgia Gulf Corp.	2,701,000
95,000	@	Graham Packaging Co., Inc.	1,655,850
105,000	@	Metals USA Holdings Corp.	1,718,850
30,500		Rock-Tenn Co.	2,115,175
21,000	@	Rockwood Holdings, Inc.	1,033,620
38,000	@	RTI International Metals, Inc.	1,183,700
26,000		Schnitzer Steel Industries, Inc.	1,690,260
21,700		Schweitzer-Mauduit International, Inc.	1,098,237
59,000	@	Solutia, Inc.	1,498,600
			17,351,692
		Utilities: 3.0%
55,000		New Jersey Resources Corp.	2,362,250
40,000		South Jersey Industries, Inc.	2,238,800
63,000		UIL Holdings Corp.	1,922,760
35,000		Westar Energy, Inc.	924,700
			7,448,510

		Total Common Stock (Cost $161,018,035)	219,556,524
REAL ESTATE INVESTMENT TRUSTS: 8.3%
		Financials: 8.3%
51,398		American Assets Trust, Inc.	1,093,235
110,000		BioMed Realty Trust, Inc.	2,092,200
160,000		Brandywine Realty Trust	1,942,400

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Financials (continued)
123,000		CBL & Associates Properties, Inc.		$2,142,660
79,500		DuPont Fabros Technology, Inc.		1,927,875
140,000	@	First Industrial Realty Trust, Inc.		1,664,600
37,000		Highwoods Properties, Inc.		1,295,370
83,000		LaSalle Hotel Properties		2,241,000
36,000		Mid-America Apartment Communities, Inc.		2,311,200
55,000		Omega Healthcare Investors, Inc.		1,228,700
245,000		U-Store-It Trust		2,577,400
		Total Real Estate Investment Trusts (Cost $15,764,534)		20,516,640
		Total Long-Term Investments (Cost $176,782,569)		240,073,164
SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
4,592,109		BlackRock Liquidity Funds, TempFund, Institutional Class		4,592,109
		Total Short-Term Investments (Cost $4,592,109)		4,592,109
		Total Investments in Securities (Cost $181,374,678)*	99.8%	$244,665,273
		Other Assets and Liabilities - Net	0.2	428,380
		Net Assets	100.0%	$245,093,653

	@	Non-income producing security
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $186,109,934.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$65,341,642
		Gross Unrealized Depreciation		(6,786,303)
		Net Unrealized Appreciation		$58,555,339

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$219,556,524	$—	$—	$219,556,524
Real Estate Investment Trusts	20,516,640	—	—	20,516,640
Short-Term Investments	4,592,109	—	—	4,592,109
Total Investments, at value	$244,665,273	$—	$—	$244,665,273

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Consumer Discretionary: 5.1%
183,300	@	Bed Bath & Beyond, Inc.	$8,847,891
121,699	@	Carmax, Inc.	3,906,538
68,970		Expedia, Inc.	1,562,860
5,486	@	FHC Delaware, Inc.	55
46,350	@	Grupo Televisa S.A. ADR	1,136,966
149,650		Harley-Davidson, Inc.	6,358,629
16,400		Hunter Douglas NV	835,898
84,700	@	Liberty Media Corp. - Interactive - Class A	1,358,588
7,416	@	Liberty Media Corp. - Starz	575,482
19,680		Walt Disney Co.	848,011
			25,430,918
		Consumer Staples: 15.7%
151,950		Coca-Cola Co.	10,081,883
287,125		Costco Wholesale Corp.	21,052,005
484,727		CVS Caremark Corp.	16,635,831
64,100		Diageo PLC ADR	4,885,702
123,700		Heineken Holding NV	5,940,262
82,800		Kraft Foods, Inc.	2,596,608
27,700		Natura Cosmeticos S.A.	780,279
24,450		Nestle S.A.	1,400,133
90,602		Philip Morris International, Inc.	5,946,209
102,910		Procter & Gamble Co.	6,339,256
77,300		Unilever NV ADR	2,424,128
			78,082,296
		Energy: 16.8%
334,420		Canadian Natural Resources Ltd.	16,530,381
1,938,500		China Coal Energy Co. - Class H	2,634,777
194,320		Devon Energy Corp.	17,832,746
159,200		EOG Resources, Inc.	18,866,792
186,030		Occidental Petroleum Corp.	19,438,275
270,000	@	OGX Petroleo e Gas Participacoes S.A.	3,236,395
12,900		Schlumberger Ltd.	1,203,054
44,276	@	Transocean Ltd.	3,451,314
			83,193,734
		Financials: 27.1%
38,760		ACE Ltd.	2,507,772
462,220		American Express Co.	20,892,344
81,330		Ameriprise Financial, Inc.	4,967,636
10,680		AON Corp.	565,613
34,819		Bank of America Corp.	464,137
667,790		Bank of New York Mellon Corp.	19,946,887
83	@	Berkshire Hathaway, Inc. - Class A	10,399,900
62,848		Brookfield Asset Management, Inc. - Class A	2,040,046
16,300		Charles Schwab Corp.	293,889
16,335		Everest Re Group Ltd.	1,440,420
2,340		Fairfax Financial Holdings Ltd.	884,590
4,480		Fairfax Financial Holdings Ltd.	1,692,589
59,910	@	GAM Holding AG	1,136,718
16,200		Goldman Sachs Group, Inc.	2,567,214
565,000		Hang Lung Group Ltd.	3,501,632
16,850		JPMorgan Chase & Co.	776,785
133,310		Julius Baer Group Ltd.	5,771,454
365,099		Loews Corp.	15,732,116
1,175	@	Markel Corp.	486,979
37,670		Moody’s Corp.	1,277,390
550,980		Progressive Corp.	11,642,207
90,070		Transatlantic Holdings, Inc.	4,383,707
665,667		Wells Fargo & Co.	21,101,642
			134,473,667
		Health Care: 12.6%
111,568	@	Agilent Technologies, Inc.	4,996,015
80,900		Baxter International, Inc.	4,349,993
51,700		Becton Dickinson & Co.	4,116,354
181,640	@	Express Scripts, Inc.	10,101,000
181,700		Johnson & Johnson	10,765,725
412,315		Merck & Co., Inc.	13,610,518
316,800		Pfizer, Inc.	6,434,208
57,000		Roche Holding AG - Genusschein	8,137,627
			62,511,440
		Industrials: 5.3%
1,281,598		China Merchants Holdings International Co., Ltd.	5,405,362
958,000		China Shipping Development Co., Ltd.	1,075,336
285,250		Iron Mountain, Inc.	8,908,358
25,157		Kuehne & Nagel International AG	3,516,903
96,700	@	LLX Logistica S.A.	297,329
44,040		Lockheed Martin Corp.	3,540,816

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
109,100	@	PortX Operacoes Portuarias SA		$256,604
79,115		Tyco International Ltd.		3,541,979
				26,542,687
		Information Technology: 5.4%
210,100		Activision Blizzard, Inc.		2,304,797
8,099	@	Google, Inc. - Class A		4,747,715
93,200		Hewlett-Packard Co.		3,818,404
213,370		Microsoft Corp.		5,411,063
268,550		Texas Instruments, Inc.		9,281,088
15,400		Visa, Inc.		1,133,748
				26,696,815
		Materials: 8.5%
26,690		Air Products & Chemicals, Inc.		2,406,904
64,500		BHP Billiton PLC		2,553,651
22,300		Martin Marietta Materials, Inc.		1,999,641
98,240		Monsanto Co.		7,098,822
64,455		Potash Corp. of Saskatchewan		3,798,333
19,800		Praxair, Inc.		2,011,680
41,632		Rio Tinto PLC		2,943,329
362,494		Sealed Air Corp.		9,664,090
303,080	@	Sino-Forest Corp.		7,909,153
8,100	@, #	SINO-FOREST CORP. 144A		211,377
32,150		Vulcan Materials Co.		1,466,040
				42,063,020
		Telecommunication Services: 0.5%
46,300		America Movil SA de CV - Series L ADR		2,690,030
				2,690,030
		Total Common Stock
		(Cost $400,012,616)		481,684,607

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.2%
		Materials: 0.2%
$649,000	#	Sino-Forest Corp., 5.000%, due 08/01/13		$915,901
		Total Corporate Bonds/Notes
		(Cost $649,000)		915,901
		Total Long-Term Investments
		(Cost $400,661,616)		482,600,508
SHORT-TERM INVESTMENTS: 2.8%
		Commercial Paper: 2.8%
14,004,000		Intesa Funding LLC, 0.170%, due 04/01/11		14,003,934
		Total Short-Term Investments
		(Cost $14,003,934)		14,003,934
		Total Investments in Securities
		(Cost $414,665,550)*	100.0%	$496,604,442
		Other Assets and Liabilities - Net	(0.0)	(45,278)
		Net Assets	100.0%	$496,559,164
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $419,337,131.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$86,517,613
		Gross Unrealized Depreciation		(9,250,302)
		Net Unrealized Appreciation		$77,267,311

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$25,430,863	$—	$55	$25,430,918
Consumer Staples	78,082,296	—	—	78,082,296
Energy	83,193,734	—	—	83,193,734
Financials	134,473,667	—	—	134,473,667
Health Care	62,511,440	—	—	62,511,440
Industrials	26,542,687	—	—	26,542,687
Information Technology	26,696,815	—	—	26,696,815
Materials	42,063,020	—	—	42,063,020
Telecommunication Services	2,690,030	—	—	2,690,030
Total Common Stock	481,684,552	—	55	481,684,607
Corporate Bonds/Notes	—	915,901	—	915,901
Short-Term Investments	—	14,003,934	—	14,003,934
Total Investments, at value	$481,684,552	$14,919,835	$55	$496,604,442

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$—	$—	$—	$—	$55
Total Investments, at value	$55	$—	$—	$—	$—	$—	$—	$—	$55

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND:100.0%
15,340,925		Fidelity VIP Contrafund Portfolio		$382,449,252
		Total Investments in Master Fund
		(Cost $365,339,445)*	100.0%	$382,449,252
		Other Assets and Liabilities - Net	(0.0)	(82,556)
		Net Assets	100.0%	$382,366,696
	*	Cost for federal income tax purposes is $410,965,565.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(28,516,313)
		Net Unrealized Appreciation		$(28,516,313)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$382,449,252	$—	$—	$382,449,252
Total Investments, at value	$382,449,252	$—	$—	$382,449,252

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
1,230,081		Fidelity VIP Equity-Income Portfolio		$24,540,118
		Total Investments in Master Fund
		(Cost $20,654,005)*	100.0%	$24,540,118
		Other Assets and Liabilities - Net	(0.0)	(1,009)
		Net Assets	100.0%	$24,539,109
	*	Cost for federal income tax purposes is $29,449,357.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(4,909,239)
		Net Unrealized Appreciation		$(4,909,239)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$24,540,118	$—	$—	$24,540,118
Total Investments, at value	$24,540,118	$—	$—	$24,540,118

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
MASTER FUND: 100.1%
2,291,833		Fidelity VIP Mid Cap Portfolio		$76,936,843
		Total Investments in Master Fund
		(Cost $65,863,779)*	100.1%	$76,936,843
		Other Assets and Liabilities - Net	(0.1)	(89,908)
		Net Assets	100.0%	$76,846,935
	*	Cost for federal income tax purposes is $73,466,069.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,470,774
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$3,470,774

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Master Fund	$76,936,843	$—	$—	$76,936,843
Total Investments, at value	$76,936,843	$—	$—	$76,936,843

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 30.3%
			Consumer Discretionary: 4.1%
	$145,000	S	Belo Corp., 7.250%, due 09/15/27	$129,413
	899,000	S	Belo Corp., 7.750%, due 06/01/27	822,585
	2,017,000		Comcast Corp., 5.700%, due 05/15/18	2,198,774
	874,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, due 03/01/16	876,878
	860,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.000%, due 03/01/21	864,700
	904,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.375%, due 03/01/41	912,522
	715,000	L	Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	768,625
	725,000		Greektown LLC Escrow	—
	220,000	#	Grupo Posadas S.A.B de CV, 9.250%, due 01/15/15	213,950
	1,270,000	#	Hyatt Hotels Corp., 6.875%, due 08/15/19	1,361,496
	825,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	86,625
	860,000	±, S	Medianews Group, Inc., 6.875%, due 10/01/13	—
	1,634,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	1,687,123
	1,510,000	#	News America, Inc., 4.500%, due 02/15/21	1,482,305
	495,000		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, due 04/15/17	538,313
	780,000	S	Penn National Gaming, Inc., 8.750%, due 08/15/19	864,825
	725,000	#	QVC, Inc., 7.375%, due 10/15/20	759,438
	87,231	&, #	Radio One, Inc., 12.500%, due 05/24/16	92,247
	460,000	#	Sinclair Television Group, Inc., 8.375%, due 10/15/18	488,750
	1,510,000	±, S	Station Casinos, Inc., 6.500%, due 02/01/14	151
	2,858,000	S	Time Warner Cable, Inc., 5.875%, due 11/15/40	2,694,600
	1,840,000	S	Time Warner, Inc., 7.700%, due 05/01/32	2,151,718
	185,000		Visant Corp., 10.000%, due 10/01/17	200,725
	700,000	#	Wallace Theater Holdings, Inc., 12.500%, due 06/15/13	714,000
	650,000	S	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, due 08/15/20	692,250
				20,602,013
			Consumer Staples: 2.0%
	1,486,000	S	Altria Group, Inc., 9.700%, due 11/10/18	1,957,053
BRL	610,000	S	AmBev International Finance Co., Ltd., 9.500%, due 07/24/17	371,758
	$9,842	&	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	10,150
	1,318,000	S	CVS Caremark Corp., 6.125%, due 09/15/39	1,346,652
	2,824,000	S	Kellogg Co., 4.000%, due 12/15/20	2,769,333
	2,049,000	S	Kraft Foods, Inc., 5.375%, due 02/10/20	2,167,039
	828,000	S	Lorillard Tobacco Co., 6.875%, due 05/01/20	897,043
	320,000	#	MHP S.A., 10.250%, due 04/29/15	344,000
	125,000	#	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	143,125
				10,006,153
			Energy: 2.8%
	420,000	#	Adaro Indonesia PT, 7.625%, due 10/22/19	466,200
	300,000	#, L	Alliance Oil Co., Ltd., 9.875%, due 03/11/15	327,780
	295,000		Atlas Pipeline Partners LP, 8.125%, due 12/15/15	306,984
	870,000		BreitBurn Energy Partners L.P. / BreitBurn Finance Corp., 8.625%, due 10/15/20	915,675
	170,000	#	Empresa Nacional del Petroleo, 5.250%, due 08/10/20	170,187
	550,000	#	Gaz Capital for Gazprom, 6.212%, due 11/22/16	603,350
	1,430,000	#	Gaz Capital for Gazprom, 7.288%, due 08/16/37	1,551,550
	300,000	#	Gaz Capital for Gazprom, 8.125%, due 07/31/14	344,250
	460,000		Gaz Capital for Gazprom, 8.146%, due 04/11/18	544,502
	350,000	#	Gaz Capital for Gazprom, 8.625%, due 04/28/34	435,295
	890,000	#, L	Gaz Capital for Gazprom, 9.250%, due 04/23/19	1,111,343
	815,000		Global Geophysical Services, Inc., 10.500%, due 05/01/17	880,200
	200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	216,500
	790,000	#	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	959,850
	100	#	Kern River Funding Corp., 4.893%, due 04/30/18	108
	300,000	#	Pan American Energy LLC/Argentine Branch, 7.875%, due 05/07/21	324,390
	610,000	S	Pemex Project Funding Master Trust, 6.625%, due 06/15/38	610,457
	190,000	S	Petrobras International Finance Co., 5.750%, due 01/20/20	196,960
	180,000		Petroleos de Venezuela S.A., 5.250%, due 04/12/17	109,170
	340,000	S	Petroleos Mexicanos, 5.500%, due 01/21/21	346,800
	190,000	L	Petroleos Mexicanos, 6.000%, due 03/05/20	202,635
	305,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	367,830
	510,000	#	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	620,925
	130,000	S	Range Resources Corp., 7.500%, due 10/01/17	139,100
	420,000		Range Resources Corp., 8.000%, due 05/15/19	465,150
	770,000	L	SandRidge Energy, Inc., 8.750%, due 01/15/20	843,150
	327,079	#	Tengizchevroil Finance Co. S.A.RL, 6.124%, due 11/15/14	346,704
	740,000		Thermon Industries, Inc., 9.500%, due 05/01/17	802,900
				14,209,945
			Financials: 12.4%
	500,000	#	1Malaysia Sukuk Global Bhd, 3.928%, due 06/04/15	522,388
	690,000	#	ABI Escrow Corp., 10.250%, due 10/15/18	765,900
	425,000	#	Akbank TAS, 5.125%, due 07/22/15	428,740
	350,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, due 09/25/17	371,875
	1,020,000	S	Ally Financial, Inc., 8.000%, due 11/01/31	1,116,900
	2,528,000	S	American Express Credit Corp., 5.125%, due 08/25/14	2,729,077
EUR	112,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	157,234
	$930,000	#	Banco BMG S.A., 9.150%, due 01/15/16	981,150
	200,000	#	Banco BMG S.A., 9.950%, due 11/05/19	213,000
	170,000	#	Banco Cruzeiro do Sul S.A./Brazil, 8.875%, due 09/22/20	167,025
	260,000	#	Banco de Credito del Peru, 5.375%, due 09/16/20	247,000
	160,000	#	Banco de Credito del Peru, 6.950%, due 11/07/21	168,000
	150,000	#	Banco de Credito del Peru, 9.750%, due 11/06/69	174,000
	315,000	#, L	Banco do Brasil Cayman, 8.500%, due 10/29/49	362,644
	310,000	#	Banco do Brasil S.A., 5.375%, due 01/15/21	302,250
	140,000	#	Banco Hipotecario S.A., 9.750%, due 04/27/16	144,900
MXN	1,007,479		Banco Invex S.A., 6.450%, due 03/13/34	187,686
	$300,000	#, L	Banco Panamericano S.A., 8.500%, due 04/23/20	316,500
	300,000	#	Banco Votorantim SA, 5.250%, due 02/11/16	309,750
	2,695,000	S	Bank of America Corp., 5.625%, due 07/01/20	2,771,859
EUR	435,000		Bank of Scotland PLC, 4.375%, due 07/13/16	617,639
EUR	305,000		Bank of Scotland PLC, 4.500%, due 07/13/21	416,120
	$480,000	#, L	Bankrate, Inc., 11.750%, due 07/15/15	548,400
	2,165,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	2,258,740
	2,003,000		Capital One Capital V, 10.250%, due 08/15/39	2,185,774
	240,000	#, L	Cemex Finance, LLC, 9.500%, due 12/14/16	259,800
	810,000	S	CIT Group, Inc., 7.000%, due 05/01/17	813,038
	2,507,000		Citigroup, Inc., 6.010%, due 01/15/15	2,742,014
	887,000		Discover Bank/Greenwood DE, 7.000%, due 04/15/20	977,533
	2,000,000		Eskom Holdings, Ltd., 9.250%, due 04/20/18	296,533
	6,000,000		Eskom Holdings, Ltd., 10.000%, due 01/25/23	924,645
	959,000		First Horizon National Corp., 5.375%, due 12/15/15	1,002,975
	2,879,000	S	General Electric Capital Corp., 2.250%, due 11/09/15	2,768,733
	1,353,000	S	Genworth Financial, Inc., 6.515%, due 05/22/18	1,340,405
	2,662,000	S	Goldman Sachs Group, Inc., 5.375%, due 03/15/20	2,707,592
	200,000	#, L	Grupo Papelero Scribe S.A., 8.875%, due 04/07/20	187,000
	210,000	#, L	Halyk Savings Bank of Kazakhstan JSC, 7.250%, due 05/03/17	219,177

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Financials (continued)
	$1,010,000	#	Halyk Savings Bank of Kazakhstan JSC, 9.250%, due 10/16/13	$1,123,625
	2,263,000	S	HSBC USA, Inc., 5.000%, due 09/27/20	2,226,161
	1,160,000	#	Iberdrola Finance Ireland Ltd., 5.000%, due 09/11/19	1,130,462
	625,000	#	ICICI Bank Ltd., 5.500%, due 03/25/15	652,203
	635,000	#	ICICI Bank Ltd., 6.375%, due 04/30/22	633,399
	825,869	#	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	924,973
	375,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	386,250
	485,000	#	International Lease Finance Corp., 8.875%, due 09/15/15	534,713
	95,000	L	International Lease Finance Corp., 8.875%, due 09/01/17	107,588
	465,000	#	International Lease Finance Corp., 9.000%, due 03/15/17	524,288
	1,087,000		JPMorgan Chase Bank NA, 5.875%, due 06/13/16	1,198,236
MXN	405,342		JPMorgan Hipotecaria su Casita, 6.100%, due 09/25/35	58,727
	$1,500,000	±	JSC Astana Finance, 9.160%, due 03/14/12	210,000
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.375%, due 10/06/20	209,480
	1,183,000	#	Lloyds TSB Bank PLC, 6.500%, due 09/14/20	1,165,036
	260,000	#, L	Lukoil International Finance BV, 6.656%, due 06/07/22	273,000
	130,000	#	Lukoil International Finance BV, 7.250%, due 11/05/19	143,806
	390,000	S	MCE Finance Ltd., 10.250%, due 05/15/18	453,863
	2,180,000	S	Morgan Stanley, 4.100%, due 01/26/15	2,240,212
	1,070,000		NAK Naftogaz Ukraine, 9.500%, due 09/30/14	1,182,350
	785,000	#, S	Offshore Group Investments Ltd., 11.500%, due 08/01/15	875,275
	1,075,000	#	Pacific Life Insurance Co., 9.250%, due 06/15/39	1,430,008
	925,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	1,008,250
	300,000	#	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	343,500
	240,000	#	Power Sector Assets & Liabilities Management Corp., 7.390%, due 12/02/24	274,800
	1,272,000	S	Protective Life Corp., 8.450%, due 10/15/39	1,422,930
	365,000	#	Reynolds Group Issuer, Inc., 9.000%, due 04/15/19	379,600
	480,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	488,400
	430,000	S	SLM Corp., 8.000%, due 03/25/20	469,459
	790,000		Springleaf Finance Corp., 6.900%, due 12/15/17	725,813
	660,000	+, #	Tiers Trust, 8.790% (step rate 8.600%), due 06/15/97	398,691
	745,000	#	TMX Finance LLC/TitleMax Finance Corp., 13.250%, due 07/15/15	830,675
	100,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	110,500
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	204,700
	780,000	#	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	841,386
	340,000	#	VTB Bank Via VTB Capital SA, 6.551%, due 10/13/20	346,358
	400,000	#	VTB Capital S.A., 6.465%, due 03/04/15	430,480
	145,000	#	VTB Capital S.A., 6.875%, due 05/29/18	158,224
	2,040,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,299,223
EUR	585,000		WM Covered Bond Program, 4.000%, due 09/27/16	826,926
	$250,000	#	Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, due 10/13/15	251,550
				62,199,116
			Health Care: 1.6%
	220,000	S	Alere, Inc., 7.875%, due 02/01/16	230,725
	320,000	S	Alere, Inc., 8.625%, due 10/01/18	340,400
	708,000	S	Biomet, Inc., 11.625%, due 10/15/17	792,960
	120,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	128,400
	715,000	S	Gentiva Health Services, Inc., 11.500%, due 09/01/18	812,419
	710,000	S	HCA, Inc., 6.375%, due 01/15/15	727,750
	140,000	S	Healthsouth Corp., 7.250%, due 10/01/18	145,425
	330,000		OnCure Holdings, Inc., 11.750%, due 05/15/17	332,475
	930,000	S	Select Medical Corp., 7.625%, due 02/01/15	950,925
	2,237,000	S	St. Jude Medical, Inc., 2.500%, due 01/15/16	2,197,738
	325,000	R, X	US Oncology, Inc. Escrow	—
	485,000	S	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	498,944
	1,035,000	#	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, due 09/15/18	1,089,338
				8,247,499
			Industrials: 0.9%
	561,945		Autopistas Del Nordeste, 9.390%, due 04/15/24	497,321
	185,000	S	BE Aerospace, Inc., 6.875%, due 10/01/20	192,400
	407,000	#	Cemex Espana Luxembourg, 9.250%, due 05/12/20	423,789
	810,000	S	Jefferson Smurfit Escrow	—
	245,000	S	Jefferson Smurfit Escrow	—
	23,800,000		National Power Corp., 5.875%, due 12/19/16	582,292
	160,000	#	Odebrecht Finance Ltd., 7.000%, due 04/21/20	175,760
	290,780	#	Panama Canal Railway Co., 7.000%, due 11/01/26	263,098
	200,000	#	Rearden G Holdings EINS GmbH, 7.875%, due 03/30/20	218,000
	475,000	S	Smurfit-Stone Container Corp. Escrow	—
	245,000	S	Stone Webster Escrow	—
	270,000	#	TGI International Ltd., 9.500%, due 10/03/17	303,750
ZAR	1,000,000		Transnet Ltd., 10.800%, due 11/06/23	155,185
	$1,135,000		Triumph Group, Inc., 8.625%, due 07/15/18	1,257,013
	270,000	S	United Rentals North America, Inc., 9.250%, due 12/15/19	301,725
				4,370,333
			Information Technology: 1.0%
	410,000	S	Advanced Micro Devices, Inc., 7.750%, due 08/01/20	423,325
	430,000	S	Amkor Technology, Inc., 7.375%, due 05/01/18	447,200
	490,000	#	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	539,000
	1,422,000	#	Oracle Corp., 5.375%, due 07/15/40	1,389,076
	860,000	#, L	Seagate HDD Cayman, 6.875%, due 05/01/20	862,150
	1,500,000	S	Symantec Corp., 4.200%, due 09/15/20	1,414,281
				5,075,032
			Materials: 1.5%
	225,000		Abitibi-Consolidated Escrow	—
	270,000		Abitibi-Consolidated Escrow	—
	540,000		Abitibi-Consolidated Escrow	—
	260,000		Abitibi-Consolidated Escrow	—
	540,000		Abitibi-Consolidated Escrow	—
	78,875	&, #	Ainsworth Lumber Co., Ltd., 11.000%, due 07/29/15	80,157
	350,000	#	Associated Materials LLC, 9.125%, due 11/01/17	375,375
	370,000	±	Bowater Pulp and Paper, 10.600%, due 01/15/11	—
	875,000	±	Bowater, Inc. Escrow	—
	200,000	#, L	Braskem Finance Ltd., 7.000%, due 05/07/20	218,000
	800,000	#	Braskem Finance Ltd., 7.250%, due 06/05/18	884,000
	100,000	#, L	CSN Islands XI Corp., 6.875%, due 09/21/19	111,500
	2,315,000	S	Dow Chemical Co., 4.250%, due 11/15/20	2,219,497
	835,000	S	Ferro Corp., 7.875%, due 08/15/18	889,275
	90,000	#	Huntsman International, LLC, 8.625%, due 03/15/21	98,550
	430,000	#	Severstal OAO Via Steel Capital SA, 6.700%, due 10/25/17	440,750
	470,000	#	Steel Capital S.A. for OAO Severstal, 9.750%, due 07/29/13	533,450
	1,530,000		Vedanta Resources PLC, 9.500%, due 07/18/18	1,683,000
				7,533,554
			Telecommunication Services: 2.3%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, due 12/18/36	616,550
	$2,203,000	S	AT&T, Inc., 2.500%, due 08/15/15	2,188,899
	460,000	#	Axtel S.A.B de CV, 9.000%, due 09/22/19	443,900
	395,000	S	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	389,075
	1,129,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, due 02/01/14	1,240,505
	360,000	S	Cincinnati Bell, Inc., 8.250%, due 10/15/17	364,500
	610,000	S	Cincinnati Bell, Inc., 8.750%, due 03/15/18	578,738
	235,000	#	Intelsat Jackson Holdings Ltd., 7.250%, due 10/15/20	236,175
	421,845	&, S	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	465,084
	350,000	#	MTS International Funding Ltd., 8.625%, due 06/22/20	402,045

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services (continued)
$1,589,000		Telecom Italia Capital S.A., 5.250%, due 11/15/13	$1,678,917
791,000	#	Telemar Norte Leste S.A., 5.500%, due 10/23/20	781,113
960,000	#, L	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, due 04/30/18	1,097,280
835,000	#	West Corp., 8.625%, due 10/01/18	883,013
400,000		Windstream Corp., 8.125%, due 09/01/18	429,000
			11,794,794
		Utilities: 1.7%
300,000	#	Centrais Eletricas Brasileiras S.A., 6.875%, due 07/30/19	337,500
490,000		China Resources Power Holdings Co., Ltd., 3.750%, due 08/03/15	475,058
310,000	#, S	Colbun S.A., 6.000%, due 01/21/20	318,835
300,000	#	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	343,500
1,276,000		Entergy Corp., 5.125%, due 09/15/20	1,247,589
1,365,000		Exelon Generation Co. LLC, 4.000%, due 10/01/20	1,250,348
1,186,000		FirstEnergy Solutions Corp., 4.800%, due 02/15/15	1,245,296
1,165,000	S	Indiana Michigan Power, 7.000%, due 03/15/19	1,369,695
940,000	#	Israel Electric Corp., Ltd., 7.250%, due 01/15/19	1,000,115
200,000	#	Listrindo Capital BV, 9.250%, due 01/29/15	221,441
470,000	#	Majapahit Holding BV, 7.750%, due 10/17/16	531,100
300,000	#	Majapahit Holding BV, 8.000%, due 08/07/19	342,000
			8,682,477
		Total Corporate Bonds/Notes
		(Cost $150,232,054)	152,720,916
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
		Federal Home Loan Mortgage Corporation##: 5.4%
135,551	S	0.705%, due 02/15/29	135,768
337,554	S	0.755%, due 03/15/32-01/15/33	339,225
3,285,000	S	1.125%, due 07/27/12	3,312,275
121,611	S	1.205%, due 08/15/31-02/15/32	123,209
129,842	S	1.255%, due 02/15/32-03/15/32	131,720
8,824,000	W	4.500%, due 05/01/38	8,938,438
84,226	S	4.500%, due 12/15/21	85,782
1,997,553		4.500%, due 02/01/41	2,032,877
4,239,229	S	5.000%, due 02/16/17-12/01/34	4,579,905
94,229	S	5.500%, due 01/01/18	102,310
419,132	S, ^	5.895%, due 07/15/35	58,090
2,482,000	W	6.000%, due 05/01/37	2,690,255
215,437	S	6.000%, due 05/15/17-02/01/34	234,976
1,963,374		6.000%, due 02/01/38	2,136,974
1,017,717	S	6.500%, due 04/01/18-07/01/34	1,122,037
213,279	S	6.750%, due 02/15/24	235,817
312,853	S, ^	7.000%, due 03/15/28-04/15/28	63,852
265,221	S	7.000%, due 09/15/26	295,097
417,876	^	7.395%, due 03/15/29	89,049
411,245	^	7.445%, due 03/15/29	87,928
225,293	S	7.500%, due 09/15/22	253,262
539,079	S, ^	8.695%, due 08/15/29	108,833
69,109	S	23.448%, due 06/15/34	93,061
112,388	S	23.815%, due 08/15/35	152,446
			27,403,186
		Federal National Mortgage Association##: 9.0%
24,810	S	0.650%, due 11/25/33	24,870
39,016	S	0.754%, due 10/18/32	39,247
3,030,000	S, L	1.125%, due 07/30/12	3,054,067
519,170	S	1.250%, due 12/25/31-12/25/32	529,430
51,463	S	1.255%, due 02/15/32	52,292
709,871	S	3.463%, due 10/01/36	745,409
10,469,000	W	4.000%, due 04/25/39	10,298,879
132,820	S	4.000%, due 07/25/17	136,049
2,640,000	W	4.500%, due 04/25/39	2,687,438
400,000	S	4.500%, due 08/25/25	425,118
2,571,000	W	5.000%, due 05/01/37	2,681,473
2,366,000		5.000%, due 07/25/40	2,494,949
2,000,000	S	5.375%, due 06/12/17	2,283,544
6,241,000	W	5.500%, due 05/01/37	6,655,440
458,612	S, ^	5.500%, due 07/01/33-06/01/35	95,390
339,646	S	5.500%, due 09/01/19-09/01/24	370,390
2,000,273		5.500%, due 05/01/37	2,144,245
195,697	S, ^	6.000%, due 03/01/33	42,488
1,987,442	S	6.000%, due 03/25/17-04/01/35	2,180,934
1,212,690	^	6.000%, due 12/01/32-09/01/35	266,858
539,607	S, ^	6.291%, due 06/25/37	76,067
2,005,663	^	6.321%, due 06/25/36	291,697
947,143	S	6.500%, due 04/25/29-01/01/34	1,063,763
876,367	^	6.500%, due 02/01/32	191,099
3,088,391		6.500%, due 09/01/36-11/01/36	3,472,935
78,369	^	6.501%, due 05/25/35	12,222
357,014	S, ^	6.801%, due 10/25/22	32,818
169,271	S, ^	6.851%, due 06/25/23	24,854
366,366	^	6.981%, due 09/25/36	80,489
371,717	S, ^	7.000%, due 02/01/28-04/25/33	78,732
1,058,573	S	7.000%, due 09/01/14-04/01/34	1,220,534
806,968	^	7.301%, due 10/25/33	139,133
1,142,963	S, ^	7.381%, due 03/25/23	142,321
284,940	S	7.500%, due 09/01/32-01/01/33	330,653
161,241	^	7.500%, due 01/01/24	31,429
854,952	^	7.501%, due 07/25/31-02/25/32	190,535
135,782	^	7.701%, due 07/25/32	24,279
190,369	S	23.284%, due 06/25/36	258,922
112,836	S	23.652%, due 03/25/36	159,880
123,027	S	27.062%, due 04/25/35	189,905
			45,220,777
		Government National Mortgage Association: 1.6%
252,129	S	5.000%, due 04/15/34	269,148
4,695,000		5.000%, due 04/15/39	4,981,836
294,193	S	5.500%, due 04/15/33-04/15/34	320,727
1,359,412	S	6.000%, due 08/15/36-07/20/39	1,499,437
50,727	S	6.500%, due 02/20/35	57,295
685,248	S	8.000%, due 01/16/30-02/16/30	780,206
			7,908,649
		Total U.S. Government Agency Obligations
		(Cost $78,474,655)	80,532,612
U.S. TREASURY OBLIGATIONS: 13.6%
		U.S. Treasury Notes: 11.4%
6,319,000	L	0.625%, due 02/28/13	6,304,441
12,845,000	S	0.750%, due 03/31/13	12,836,985
12,688,000	L	1.250%, due 03/15/14	12,686,046
8,653,000	L	2.125%, due 02/29/16	8,627,309
4,987,000	L	2.750%, due 02/28/18	4,949,986
3,155,000	S, L	3.625%, due 02/15/21	3,200,353
9,318,000	S	4.250%, due 11/15/40	8,913,254
			57,518,374

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Treasury Inflation Indexed Protected Securities(ip): 2.2%
	$10,266,000		0.500%, due 04/15/15	$10,841,454
				10,841,454
			Total U.S. Treasury Obligations
			(Cost $68,361,630)	68,359,828
ASSET-BACKED SECURITIES: 1.0%
			Automobile Asset-Backed Securities: 0.6%
	110,000	S	Ally Auto Receivables Trust, 2.090%, due 05/15/15	111,022
	221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	227,021
	85,000	S	BMW Vehicle Owner Trust, 1.390%, due 04/25/14	85,692
	584,000		CarMax Auto Owner Trust, 1.290%, due 09/15/15	582,473
	1,753,000		CarMax Auto Owner Trust, 2.160%, due 09/15/16	1,749,280
	125,000	S	Honda Auto Receivables Owner Trust, 1.340%, due 03/18/14	125,888
	125,000	S	Nissan Auto Lease Trust, 1.390%, due 01/15/16	125,644
	140,000	S	Toyota Auto Receivables Owner Trust, 0.740%, due 08/15/12	140,137
	70,070	S	Wachovia Auto Owner Trust, 5.490%, due 04/22/13	70,971
				3,218,128
			Other Asset-Backed Securities: 0.4%
	7,489	S	CNH Equipment Trust, 2.970%, due 03/15/13	7,497
	1,962,500	#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13, 0.000%, due 09/17/13	2,003,516
				2,011,013
			Total Asset-Backed Securities
			(Cost $5,176,293)	5,229,141
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.0%
	1,800,000		Banc of America Commercial Mortgage, Inc., 4.857%, due 07/10/43	1,922,774
	460,000		Banc of America Commercial Mortgage, Inc., 5.067%, due 07/10/43	470,513
	750,000	S	Banc of America Commercial Mortgage, Inc., 5.127%, due 07/10/43	756,277
	520,000	S	Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	549,995
	1,610,000		Banc of America Commercial Mortgage, Inc., 5.658%, due 06/10/49	1,625,494
	1,210,000		Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49	1,224,755
	620,000	S	Citigroup Commercial Mortgage Trust, 5.698%, due 12/10/49	671,767
	466,969	S	Citigroup Mortgage Loan Trust, Inc., 4.960%, due 05/25/35	425,895
	496,374	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	466,834
	296,270	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	272,191
	1,520,000	#	Credit Suisse Mortgage Capital Certificates, 5.658%, due 06/10/49	1,534,840
	2,559,358	S	CW Capital Cobalt Ltd., 5.174%, due 08/15/48	2,608,909
	1,840,000	#	DBUBS Mortgage Trust, 5.557%, due 11/10/46	1,758,604
	238,245	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.748%, due 01/27/37	65,071
	2,000,000	#	FREMF Mortgage Trust, 5.365%, due 12/26/46	2,032,691
	1,960,000	#	FREMF Mortgage Trust, 5.435%, due 04/25/20	1,953,555
	1,235,000	S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,308,158
	2,135,000	S	Greenwich Capital Commercial Funding Corp., 5.890%, due 07/10/38	2,338,438
	370,000	#	GS Mortgage Securities Corp. II, 5.865%, due 07/12/38	389,706
	357,481	S	GSR Mortgage Loan Trust, 2.815%, due 09/25/35	357,604
	17,975	S	Indymac Index Mortgage Loan Trust, 2.641%, due 01/25/36	373
	1,010,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, due 01/15/42	942,496
	650,000	S	JP Morgan Chase Commercial Mortgage Securities Corp., 5.372%, due 05/15/47	650,166
	605,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	616,091
	1,190,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	1,247,553
	700,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	739,248
	2,220,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	2,380,137
	566,013	S	JPMorgan Mortgage Trust, 5.279%, due 07/25/35	527,574
	1,430,000		LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	1,392,525
	1,000,000	S	LB Commercial Conduit Mortgage Trust, 5.928%, due 07/15/44	1,071,768
	870,000		LB-UBS Commercial Mortgage Trust, 5.323%, due 11/15/40	871,950
	1,000,000	S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	1,068,683
	2,000,000	S	LB-UBS Commercial Mortgage Trust, 5.424%, due 02/15/40	2,126,794
	1,475,000	S	LB-UBS Commercial Mortgage Trust, 5.455%, due 02/15/40	1,478,092
	610,000	S	LB-UBS Commercial Mortgage Trust, 5.876%, due 06/15/38	671,649
	457,094	S	MASTR Adjustable Rate Mortgages Trust, 2.864%, due 04/25/36	368,785
	1,200,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	1,245,073
	430,000		Morgan Stanley Capital I, 5.242%, due 01/14/42	442,067
	260,000	#	RBSCF Trust, 5.420%, due 01/19/49	267,023
	21,086		Residential Accredit Loans, Inc., 3.271%, due 04/25/35	3,638
	570,000		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, due 12/18/35	559,838
	417,000	S	SLM Student Loan Trust, 0.710%, due 06/15/39	193,377
	2,390,836		Structured Asset Securities Corp., 5.000%, due 05/25/35	2,405,892
	210,000	#	Vornado DP LLC, 5.280%, due 09/13/28	206,640
	2,000,000		Wachovia Bank Commercial Mortgage Trust, 5.342%, due 12/15/43	2,073,961
	770,000	S	Wachovia Bank Commercial Mortgage Trust, 5.383%, due 12/15/43	723,378
	670,491	S	Wells Fargo Mortgage-Backed Securities Trust, 2.739%, due 02/25/35	606,276
	227,990	S	Wells Fargo Mortgage-Backed Securities Trust, 2.759%, due 10/25/35	213,172
	2,312,400		Wells Fargo Mortgage-Backed Securities Trust, 5.371%, due 08/25/35	2,270,016
			Total Collateralized Mortgage Obligations
			(Cost $50,314,298)	50,098,306
OTHER BONDS: 23.8%
			Foreign Government Bonds: 23.8%
	200,000	#	Arab Republic of Egypt, 5.750%, due 04/29/20	195,500
	200,000	#	Arab Republic of Egypt, 6.875%, due 04/30/40	184,000
	1,025,000	S	Argentina Government International Bond, due 12/15/35	170,663
EUR	1,450,000		Argentina Government International Bond, due 12/15/35	294,061
ARS	11,921,000	L	Argentina Government International Bond, 2.000%, due 09/30/14	4,172,865
	$1,315,000	S	Argentina Government International Bond, 2.500%, due 12/31/38	573,998
	610,000		Argentina Government International Bond, 7.000%, due 09/12/13	621,438
	2,590,000		Argentina Government International Bond, 7.000%, due 10/03/15	2,441,075
AUD	60,000		Australia Government International Bond, 5.250%, due 03/15/19	61,385
AUD	130,000		Australia Government International Bond, 6.250%, due 04/15/15	139,996
	$160,000	#	Belize Government International Bond, 6.000%, due 02/20/29	134,800
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, due 05/15/45	918,574
BRL	21,637,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	12,076,289
	$8,278,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/21	4,422,163
EUR	1,500,000		Bundesobligation, 2.000%, due 02/26/16	2,061,513
EUR	400,000		Bundesrepublik Deutschland, 2.500%, due 01/04/21	527,209
EUR	100,000		Bundesrepublik Deutschland, 3.250%, due 07/04/42	127,409
EUR	5,000		Bundesrepublik Deutschland, 4.250%, due 07/04/39	7,598
EUR	300,000		Bundesschatzanweisungen, 1.000%, due 12/14/12	420,338
CAD	990,000		Canadian Government International Bond, 3.000%, due 12/01/15	1,036,523
CAD	550,000		Canadian Government International Bond, 3.500%, due 06/01/20	574,933
	$650,000	S	Colombia Government International Bond, 6.125%, due 01/18/41	666,250
	280,000	S	Colombia Government International Bond, 7.375%, due 01/27/17	331,800
	390,000	S	Colombia Government International Bond, 7.375%, due 03/18/19	469,950
	300,000	S	Colombia Government International Bond, 7.375%, due 09/18/37	357,750
	300,000	#	Dominican Republic International Bond, 7.500%, due 05/06/21	306,750
	3,725,000	Z	Egypt Treasury Bills, 7.210%, due 04/05/11	624,427
EGP	2,500,000	Z	Egypt Treasury Bills, 9.520%, due 07/12/11	407,207
EGP	50,000	Z	Egypt Treasury Bills, 10.090%, due 05/10/11	8,297

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
EGP	2,400,000	Z	Egypt Treasury Bills, 10.750%, due 07/05/11	$391,499
	$200,000		EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International, 7.650%, due 09/07/11	202,988
EUR	270,000		Hellenic Republic Government International Bond, 4.300%, due 03/20/12	352,796
EUR	295,000	L	Hellenic Republic Government International Bond, 4.600%, due 09/20/40	231,737
	$465,000	#	Indonesia Government International Bond, 6.625%, due 02/17/37	504,525
	555,000	#	Indonesia Government International Bond, 7.750%, due 01/17/38	667,388
	330,000	#	Indonesia Government International Bond, 8.500%, due 10/12/35	428,175
EUR	3,487,000		Italy Buoni Poliennali Del Tesoro, 3.000%, due 11/01/15	4,765,842
EUR	615,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	883,981
EUR	4,018,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 03/01/21	5,250,368
EUR	595,000		Italy Buoni Poliennali Del Tesoro, 4.000%, due 09/01/20	800,499
EUR	155,000		Italy Buoni Poliennali Del Tesoro, 5.000%, due 09/01/40	201,387
	$252,000,000		Japan Government Five Year Bond, 0.400%, due 09/20/15	3,024,760
JPY	271,000,000		Japan Government Five Year Bond, 0.500%, due 12/20/14	3,275,047
JPY	64,000,000		Japan Government Ten Year Bond, 0.800%, due 09/20/20	743,990
JPY	177,000,000		Japan Government Ten Year Bond, 1.300%, due 06/20/20	2,158,402
JPY	1,157,000,000		Japan Government Twenty Year Bond, 2.100%, due 06/20/29	14,182,250
JPY	175,000,000		Japan Government Two Year Bond, 0.200%, due 01/15/12	2,104,582
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, due 10/02/12	950,217
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, due 08/02/12	2,548,458
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, due 06/10/20	2,337,745
MXN	126,194,723		Mexican Udibonos, 4.000%, due 06/13/19	11,134,019
	$100,000	S	Mexico Government International Bond, 5.625%, due 01/15/17	110,800
	260,000	S	Mexico Government International Bond, 5.750%, due 10/12/10	235,560
NZD	1,275,000		New Zealand Government International Bond, 6.000%, due 04/15/15	1,032,290
NOK	415,000		Norway Government International Bond, 5.000%, due 05/15/15	79,906
	$235,000	S	Panama Government International Bond, 7.125%, due 01/29/26	280,003
	335,000	S	Panama Government International Bond, 7.250%, due 03/15/15	391,113
	110,000		Panama Government International Bond, 8.875%, due 09/30/27	149,087
	240,000		Panama Government International Bond, 9.375%, due 04/01/29	339,600
	375,000	#	Qatar Government International Bond, 5.250%, due 01/20/20	391,125
AUD	195,000		Queensland Treasury Corp., 6.000%, due 04/21/16	204,140
	$355,000	S	Republic of Korea, 5.125%, due 12/07/16	381,009
	530,000	S	Republic of Korea, 7.125%, due 04/16/19	626,651
ZAR	10,846,073		South Africa Government International Bond, 2.750%, due 01/31/22	1,618,494
	$400,000		South Africa Government International Bond, 5.500%, due 03/09/20	425,500
ZAR	6,950,000	L	South Africa Government International Bond, 6.750%, due 03/31/21	899,747
ZAR	12,006,000		South Africa Government International Bond, 7.250%, due 01/15/20	1,625,953
ZAR	9,330,000		South Africa Government International Bond, 8.000%, due 12/21/18	1,332,423
ZAR	16,220,000		South Africa Government International Bond, 10.500%, due 12/21/26	2,702,135
EUR	1,240,000		Spain Government International Bond, 3.250%, due 04/30/16	1,666,748
EUR	270,000		Spain Government International Bond, 4.100%, due 07/30/18	367,034
EUR	450,000		Spain Government International Bond, 5.500%, due 07/30/17	665,510
EUR	1,154,000		Spain Government International Bond, 5.500%, due 04/30/21	1,665,067
	$310,000	#	Sri Lanka Government International Bond, 6.250%, due 10/04/20	303,025
	685,000		Turkey Government International Bond, 6.750%, due 04/03/18	767,200
	200,000	S	Turkey Government International Bond, 6.750%, due 05/30/40	208,500
	160,000		Turkey Government International Bond, 6.875%, due 03/17/36	170,160
	310,000	S	Turkey Government International Bond, 7.000%, due 03/11/19	351,850
	230,000	S	Turkey Government International Bond, 7.250%, due 03/05/38	255,013
	360,000	S	Turkey Government International Bond, 7.500%, due 07/14/17	419,400
	485,000	S	Turkey Government International Bond, 7.500%, due 11/07/19	567,450
	500,000	#	Ukraine Government International Bond, 6.750%, due 11/14/17	509,500
	430,000	#	Ukraine Government International Bond, 7.750%, due 09/23/20	445,588
GBP	300,000		United Kingdom Gilt, 4.250%, due 09/07/39	475,012
GBP	215,000		United Kingdom Gilt, 4.750%, due 09/07/15	378,233
GBP	420,000		United Kingdom Gilt, 4.750%, due 03/07/20	733,192
	$410,000	S	Uruguay Government International Bond, 6.875%, due 09/28/25	473,550
	425,000		Uruguay Government International Bond, 7.625%, due 03/21/36	510,000
	730,000		Uruguay Government International Bond, 8.000%, due 11/18/22	912,500
	1,085,000		Venezuela Government International Bond, 7.000%, due 03/31/38	609,987
	1,560,000		Venezuela Government International Bond, 7.650%, due 04/21/25	955,500
	250,000		Venezuela Government International Bond, 8.250%, due 10/13/24	161,338
	775,000		Venezuela Government International Bond, 9.000%, due 05/07/23	534,750
	320,000		Venezuela Government International Bond, 9.250%, due 09/15/27	237,600
	470,000		Venezuela Government International Bond, 9.375%, due 01/13/34	321,950
	90,000		Venezuela Government International Bond, 12.750%, due 08/23/22	78,300
	970,000	#	Venezuela Government International Bond, 13.625%, due 08/15/18	936,050
			Total Other Bonds
			(Cost $115,248,977)	119,980,959
STRUCTURED PRODUCTS: 0.4%
			Structured Products: 0.4%
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	378,424
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	333,761
	420,000		Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	298,607
	356,901		MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	224,847
RUB	11,097,000	±	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	—
RUB	19,450,000	±	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/15	—
RUB	12,697,363		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	210,828
	$1,317,500	±	Morgan Stanley & Co. International PLC - Gisad Dış Ticaret A.Ş. Credit Linked Nts., 7.670% , 04/02/13	—
MXN	197,523	R	OPIC Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	16,553
MXN	345,571	R	OPIC Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	28,960
MXN	5,210,380	R	OPIC Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	436,639
MXN	379,725	R	OPIC Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	31,822
MXN	275,878	R	OPIC Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	23,119
MXN	176,189	R	OPIC Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	14,765
MXN	32,447	R	OPIC Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,719
			Total Structured Products
			(Cost $4,044,436)	2,001,044

Shares				Value
COMMON STOCK: 0.3%
			Consumer Discretionary: 0.3%
43,083		@, L	American Media Operations	$560,079
14,240		@	Visteon Corp.	845,365
			Total Common Stock
			(Cost $1,630,686)	1,405,444

Notional Amount				Value
POSITIONS IN PURCHASED OPTIONS: 0.1%
			Foreign Currency Options: 0.0%
$24,800,000		@	Currency Option OTC - Morgan Stanley
			USD Call vs JPY Call
			Strike @ 83.000 (JPY)-Exp 04/14/11	$226,265
				226,265

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

# of Contracts				Value
Options on Exchange-Traded Futures Contracts: 0.1%
159	@	Put Option CBOT
U.S. Treasury 10-Year Note May Futures
		Strike @ $121.000 - Exp 04/21/11		$340,360
340,360
Total Positions in Purchased Options
		(Cost $390,857)		566,625
Total Long-Term Investments
		(Cost $473,873,886)		480,894,875

Shares				Value
SHORT-TERM INVESTMENTS: 19.2%
Mutual Funds: 11.5%
$57,843,000		BlackRock Liquidity Funds, TempFund, Institutional Class		$57,843,000
Total Mutual Funds
		(Cost $57,843,000)		57,843,000
Securities Lending Collateral(cc): 7.7%
38,577,382		BNY Mellon Overnight Government Fund (1)		38,577,382
435,640	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		348,512
Total Securities Lending Collateral
		(Cost $39,013,022)		38,925,894
Total Short-Term Investments
		(Cost $96,856,022)		96,768,894
Total Investments in Securities
		(Cost $570,729,908)*	114.7%	$577,663,769
		Other Assets and Liabilities - Net	(14.7)	(74,157,449)
		Net Assets	100.0%	$503,506,320

	@	Non-income producing security
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	ARS	Argentine Peso
	AUD	Australian Dollar
	BRL	Brazilian Real
	CAD	Canadian Dollar
	EGP	Egyptian Pound
	EUR	EU Euro
	GBP	British Pound
	JPY	Japanese Yen
	KRW	South Korean Won
	MXN	Mexican Peso
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	RUB	Russian Ruble
	ZAR	South African Rand
	*	Cost for federal income tax purposes is $570,848,652.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,785,154
		Gross Unrealized Depreciation		(8,970,037)
		Net Unrealized Appreciation		$6,815,117

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$845,365	$—	$560,079	$1,405,444
Total Common Stock	$845,365	$—	$560,079	$1,405,444
Positions In Purchased Options	340,360	226,265	—	566,625
Corporate Bonds/Notes	—	152,155,230	565,686	152,720,916
U.S. Government Agency Obligations	—	80,532,612	—	80,532,612
U.S. Treasury Obligations	—	68,359,828	—	68,359,828
Asset-Backed Securities	—	3,225,625	—	3,225,625
Collateralized Mortgage Obligations	—	50,033,235	65,071	50,098,306
Other Bonds	—	114,638,384	5,342,575	119,980,959
Structured Products	—	—	4,004,560	4,004,560
Short-Term Investments	96,420,382	—	348,512	96,768,894
Total Investments, at value	$97,606,107	$469,171,179	$10,886,483	$577,663,769
Other Financial Instruments+:
Forward foreign currency contracts	—	7,472,456	—	7,472,456
Futures	904,077	—	—	904,077
Swaps, at fair value	—	242,031	—	242,031
Total Assets	$98,510,184	$476,885,666	$10,886,483	$586,282,333

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(5,735,568)	$—	$(5,735,568)
Futures	(462,900)	—	—	(462,900)
Swaps, at fair value	—	(1,601,362)	—	(1,601,362)
Written options	(121,735)	(10,058)	—	(131,793)
Total Liabilities	$(584,635)	$(7,346,988)	$—	$(7,931,623)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$746,182	$1,236,380	$(596,624)	$—	$(177,787)	$(648,072)	$—	$—	$560,079
Preferred Stock	623,500	—	(554,625)	—	(23,707)	(45,168)	—	—	—
Warrants	167,500	—	—	—	—	—	—	(167,500)	—
Corporate Bonds/Notes	619,258	—	—	(2,754)	—	(50,818)	—	—	565,686
Collateralized Mortgage Obligations	67,346	—	(3,354)	446	915	(282)	—	—	65,071
Other Bonds	11,787,375	—	(4,690,230)	(4,234)	681,519	(689,996)	—	(1,741,859)	5,342,575
Structured Products	5,224,285	—	(842,869)	(217,904)	(1,456,876)	1,297,924	—	—	4,004,560
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$19,583,958	$1,236,380	$(6,687,702)	$(224,446)	$(975,936)	$(136,412)	$—	$(1,909,359)	$10,886,483
Other Financial Instruments+:
Swaps, at fair value	392,588	—	(380,897)	7,585	380,897	(400,173)	—	—	—
Total Assets	$19,976,546	$1,236,380	$(7,068,599)	$(216,861)	$(595,039)	$(536,585)	$—	$(1,909,359)	$10,886,483

Liabilities Table
Other Financial Instruments+:
Swaps, at fair value	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—
Total Liabilities	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(651,597).

+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Chinese Yuan
	CNY 9,700,000	BUY	6/7/11	$1,433,003	$1,486,470	$53,467
Bank of America	Chinese Yuan
	CNY 200,000	BUY	6/7/11	29,940	30,649	709
Bank of America	Chinese Yuan
	CNY 600,000	BUY	6/7/11	91,634	91,947	313
Bank of America	EU Euro
	EUR 630,000	BUY	4/6/11	841,396	892,733	51,337
Barclays Bank PLC	Colombian Peso
	COP 413,000,000	BUY	7/5/11	217,942	221,842	3,900
BNP Paribas Bank	Danish Krone
	DKK 1,230,000	BUY	5/10/11	229,027	233,629	4,602
Citigroup, Inc.	Canadian Dollar
	CAD 5,974,554	BUY	4/8/11	6,150,944	6,161,426	10,482
Citigroup, Inc.	EU Euro
	EUR 1,725,890	BUY	4/8/11	2,380,000	2,445,559	65,559
Citigroup, Inc.	Japanese Yen
	JPY 4,530,175,711	BUY	4/8/11	55,147,855	54,464,762	(683,093)
Citigroup, Inc.	South Korean Won
	KRW 4,096,666,650	BUY	5/9/11	3,643,425	3,725,484	82,059
Citigroup, Inc.	Mexican Peso
	MXN 28,968,830	BUY	4/8/11	2,409,298	2,433,667	24,369
Citigroup, Inc.	South African Rand
	ZAR 12,262,536	BUY	4/8/11	1,774,350	1,810,588	36,238
Citigroup, Inc.	Colombian Peso
	COP 275,000,000	BUY	7/5/11	145,889	147,716	1,827
Citigroup, Inc.	EU Euro
	EUR 195,000	BUY	5/10/11	260,520	276,141	15,621
Citigroup, Inc.	EU Euro
	EUR 130,000	BUY	5/10/11	173,680	184,094	10,414
Citigroup, Inc.	EU Euro
	EUR 75,000	BUY	5/10/11	99,150	106,208	7,058
Citigroup, Inc.	EU Euro
	EUR 950,000	BUY	5/10/11	1,267,096	1,345,304	78,208
Credit Suisse First Boston	Australian Dollar
	AUD 12,663,909	BUY	4/8/11	12,500,000	13,086,037	586,037
Credit Suisse First Boston	Australian Dollar
	AUD 5,938,080	BUY	4/8/11	5,808,000	6,136,015	328,015
Credit Suisse First Boston	EU Euro
	EUR 1,231,245	BUY	4/8/11	1,712,000	1,744,656	32,656
Credit Suisse First Boston	EU Euro
	EUR 11,375,161	BUY	4/8/11	16,118,000	16,118,428	428
Credit Suisse First Boston	EU Euro
	EUR 8,864,701	BUY	4/8/11	12,578,000	12,561,145	(16,855)
Credit Suisse First Boston	EU Euro
	EUR 6,910,062	BUY	4/8/11	9,799,000	9,791,452	(7,548)
Credit Suisse First Boston	British Pound
	GBP 7,766,561	BUY	5/9/11	12,578,000	12,453,198	(124,802)
Credit Suisse First Boston	British Pound
	GBP 4,020,027	BUY	5/9/11	6,473,000	6,445,864	(27,136)
Credit Suisse First Boston	British Pound
	GBP 3,505,279	BUY	5/9/11	5,634,000	5,620,497	(13,503)
Credit Suisse First Boston	Japanese Yen
	JPY 248,810,176	BUY	4/8/11	3,012,000	2,991,360	(20,640)
Credit Suisse First Boston	Mexican Peso
	MXN 31,872,788	BUY	4/8/11	2,658,000	2,677,628	19,628
Credit Suisse First Boston	New Zealand Dollar
	NZD 6,592,004	BUY	4/8/11	4,847,444	5,027,100	179,656
Credit Suisse First Boston	Swedish Krona
	SEK 1,000,000	BUY	5/10/11	148,619	158,106	9,487
Credit Suisse First Boston	Swedish Krona
	SEK 97,092,294	BUY	5/9/11	15,451,018	15,351,809	(99,209)
Credit Suisse First Boston	Australian Dollar
	AUD 3,691,720	BUY	4/8/11	3,714,000	3,814,777	100,777
Credit Suisse First Boston	British Pound
	GBP 3,587,526	BUY	5/9/11	5,733,000	5,752,376	19,376
Deutsche Bank AG	Chinese Yuan
	CNY 19,600,000	BUY	6/7/11	3,011,678	3,003,588	(8,090)
Deutsche Bank AG	Chinese Yuan
	CNY 2,780,000	BUY	6/20/11	427,561	426,387	(1,174)
Deutsche Bank AG	Australian Dollar
	AUD 4,592,463	BUY	4/8/11	4,648,500	4,745,544	97,044
Deutsche Bank AG	Brazilian Real
	BRL 8,233,017	BUY	5/9/11	4,927,000	5,002,969	75,969
Deutsche Bank AG	Canadian Dollar
	CAD 3,076,659	BUY	4/8/11	3,130,000	3,172,890	42,890

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Canadian Dollar
	CAD 3,367,699	BUY	4/8/11	$3,410,000	$3,473,034	$63,034
Deutsche Bank AG	Norwegian Krone
	NOK 14,969,086	BUY	5/9/11	2,665,000	2,701,054	36,054
Deutsche Bank AG	Norwegian Krone
	NOK 15,322,840	BUY	5/9/11	2,735,000	2,764,886	29,886
Deutsche Bank AG	New Zealand Dollar
	NZD 14,242,208	BUY	4/8/11	10,728,000	10,861,188	133,188
HSBC Bank USA	Canadian Dollar
	CAD 3,458,624	BUY	4/8/11	3,507,000	3,566,804	59,804
HSBC Bank USA	Indian Rupee
	INR 455,620,200	BUY	4/8/11	10,014,951	10,201,506	186,555
HSBC Bank USA	Mexican Peso
	MXN 59,299,444	BUY	4/8/11	4,918,000	4,981,738	63,738
HSBC Bank USA	Mexican Peso
	MXN 69,273,787	BUY	4/8/11	5,764,000	5,819,681	55,681
HSBC Bank USA	New Zealand Dollar
	NZD 8,473,370	BUY	4/8/11	6,074,000	6,461,840	387,840
JPMorgan Chase & Co.	Australian Dollar
	AUD 5,610,924	BUY	4/8/11	5,510,000	5,797,954	287,954
JPMorgan Chase & Co.	Canadian Dollar
	CAD 4,925,540	BUY	4/8/11	5,027,000	5,079,601	52,601
JPMorgan Chase & Co.	Chinese Yuan
	CNY 9,700,000	BUY	6/7/11	1,432,792	1,486,470	53,678
JPMorgan Chase & Co.	Chinese Yuan
	CNY 2,780,000	BUY	6/20/11	411,395	426,387	14,992
JPMorgan Chase & Co.	EU Euro
	EUR 1,694,867	BUY	4/8/11	2,357,000	2,401,600	44,600
JPMorgan Chase & Co.	EU Euro
	EUR 4,478,275	BUY	4/8/11	6,274,000	6,345,646	71,646
JPMorgan Chase & Co.	EU Euro
	EUR 1,863,230	BUY	4/8/11	2,632,000	2,640,168	8,168
JPMorgan Chase & Co.	British Pound
	GBP 2,708,395	BUY	5/9/11	4,332,000	4,342,744	10,744
JPMorgan Chase & Co.	Norwegian Krone
	NOK 47,770,917	BUY	5/9/11	8,583,037	8,619,888	36,851
JPMorgan Chase & Co.	Norwegian Krone
	NOK 22,193,688	BUY	5/9/11	3,992,000	4,004,677	12,677
JPMorgan Chase & Co.	New Zealand Dollar
	NZD 3,442,234	BUY	4/8/11	2,546,000	2,625,067	79,067
JPMorgan Chase & Co.	Singapore Dollar
	SGD 110,000	BUY	5/10/11	85,414	87,272	1,858
JPMorgan Chase & Co.	Canadian Dollar
	CAD 3,649,746	BUY	4/8/11	3,745,000	3,763,903	18,903
JPMorgan Chase & Co.	Norwegian Krone
	NOK 19,628,682	BUY	5/9/11	3,495,000	3,541,842	46,842
Morgan Stanley	Australian Dollar
	AUD 6,301,339	BUY	4/8/11	6,272,000	6,511,383	239,383
Morgan Stanley	Canadian Dollar
	CAD 6,582,891	BUY	4/8/11	6,688,000	6,788,791	100,791
Morgan Stanley	EU Euro
	EUR 93,601,551	BUY	4/8/11	131,071,656	132,631,959	1,560,303
Morgan Stanley	British Pound
	GBP 6,218,683	BUY	5/9/11	10,125,024	9,971,272	(153,752)
Morgan Stanley	British Pound
	GBP 3,620,793	BUY	5/9/11	5,800,000	5,805,717	5,717
Morgan Stanley	Indonesian Rupiah
	IDR 132,740,448,000	BUY	4/8/11	15,106,458	15,224,931	118,473
Morgan Stanley	South Korean Won
	KRW 3,087,676,800	BUY	5/9/11	2,749,000	2,807,915	58,915
Morgan Stanley	South Korean Won
	KRW 2,728,408,000	BUY	5/9/11	2,440,000	2,481,198	41,198
Morgan Stanley	New Zealand Dollar
	NZD 2,651,356	BUY	4/8/11	1,957,000	2,021,939	64,939
Morgan Stanley	New Zealand Dollar
	NZD 3,432,145	BUY	4/8/11	2,507,000	2,617,373	110,373
Morgan Stanley	New Zealand Dollar
	NZD 9,741,306	BUY	4/8/11	7,013,000	7,428,775	415,775
Morgan Stanley	Singapore Dollar
	SGD 13,715,286	BUY	5/9/11	10,835,870	10,881,494	45,624
Royal Bank of Scotland Group PLC	Swiss Franc
	CHF 120,000	BUY	5/10/11	124,611	130,682	6,071
						$5,306,247

Bank of America	EU Euro
	EUR 630,000	SELL	4/6/11	$862,086	$892,733	$(30,647)
Bank of America	Chinese Yuan
	CNY 500,000	SELL	6/7/11	76,511	76,622	(111)
Bank of America	Chinese Yuan
	CNY 100,000	SELL	6/7/11	15,328	15,324	4
Bank of America	Chinese Yuan
	CNY 9,900,000	SELL	6/7/11	1,520,737	1,517,119	3,618

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Colombian Peso
	COP 413,000,000	SELL	7/5/11	$221,448	$221,842	$(394)
BNP Paribas Bank	Danish Krone
	DKK 1,230,000	SELL	5/10/11	220,414	233,629	(13,215)
Citigroup, Inc.	Australian Dollar
	AUD 22,797,351	SELL	4/8/11	23,083,252	23,557,259	(474,007)
Citigroup, Inc.	New Zealand Dollar
	NZD 3,412,443	SELL	4/8/11	2,501,000	2,602,348	(101,348)
Citigroup, Inc.	EU Euro
	EUR 3,248,883	SELL	4/8/11	4,542,000	4,603,617	(61,617)
Citigroup, Inc.	EU Euro
	EUR 9,024,674	SELL	4/8/11	12,529,000	12,787,824	(258,824)
Citigroup, Inc.	Swedish Krona
	SEK 9,562,346	SELL	5/9/11	1,509,000	1,511,956	(2,956)
Citigroup, Inc.	New Zealand Dollar
	NZD 2,985,546	SELL	4/8/11	2,212,000	2,276,794	(64,794)
Citigroup, Inc.	EU Euro
	EUR 360,000	SELL	5/10/11	499,320	509,800	(10,480)
Citigroup, Inc.	Colombian Peso
	COP 275,000,000	SELL	7/5/11	147,532	147,716	(184)
Citigroup, Inc.	EU Euro
	EUR 990,000	SELL	5/10/11	1,322,036	1,401,949	(79,913)
Credit Suisse First Boston	Swedish Krona
	SEK 1,000,000	SELL	5/10/11	148,368	158,106	(9,738)
Credit Suisse First Boston	EU Euro
	EUR 9,027,702	SELL	4/8/11	12,513,000	12,792,115	(279,115)
Credit Suisse First Boston	South African Rand
	ZAR 70,347,547	SELL	4/8/11	9,973,000	10,386,955	(413,955)
Credit Suisse First Boston	Swiss Franc
	CHF 3,937,297	SELL	5/9/11	4,360,149	4,287,748	72,401
Credit Suisse First Boston	Swedish Krona
	SEK 17,846,726	SELL	5/9/11	2,809,000	2,821,846	(12,846)
Credit Suisse First Boston	British Pound
	GBP 7,742,729	SELL	5/9/11	12,566,000	12,414,985	151,015
Credit Suisse First Boston	EU Euro
	EUR 1,906,035	SELL	4/8/11	2,667,000	2,700,822	(33,822)
Deutsche Bank AG	Chinese Yuan
	CNY 19,600,000	SELL	6/7/11	3,000,383	3,003,588	(3,205)
Deutsche Bank AG	Chinese Yuan
	CNY 2,780,000	SELL	6/20/11	425,923	426,387	(464)
Deutsche Bank AG	Australian Dollar
	AUD 12,666,463	SELL	4/8/11	12,500,000	13,088,676	(588,676)
Deutsche Bank AG	Mexican Peso
	MXN 19,695,592	SELL	4/8/11	1,623,000	1,654,624	(31,624)
Deutsche Bank AG	Mexican Peso
	MXN 15,171,423	SELL	4/8/11	1,252,000	1,274,549	(22,549)
Deutsche Bank AG	Japanese Yen
	JPY 297,886,791	SELL	4/8/11	3,679,000	3,581,392	97,608
Deutsche Bank AG	Japanese Yen
	JPY 1,030,793,689	SELL	4/8/11	12,722,000	12,392,882	329,118
Deutsche Bank AG	Norwegian Krone
	NOK 24,839,444	SELL	5/9/11	4,429,000	4,482,083	(53,083)
Deutsche Bank AG	EU Euro
	EUR 8,915,895	SELL	4/8/11	12,566,000	12,633,686	(67,686)
Deutsche Bank AG	Canadian Dollar
	CAD 6,915,482	SELL	4/8/11	7,079,000	7,131,785	(52,785)
Deutsche Bank AG	Canadian Dollar
	CAD 5,938,823	SELL	4/8/11	6,055,000	6,124,578	(69,578)
Deutsche Bank AG	Swedish Krona
	SEK 10,375,644	SELL	5/9/11	1,622,000	1,640,551	(18,551)
Deutsche Bank AG	EU Euro
	EUR 8,966,065	SELL	4/8/11	12,578,000	12,704,777	(126,777)
Deutsche Bank AG	Peruvian Nuevo Sol
	PEN 23,068,950	SELL	5/9/11	8,166,000	8,199,969	(33,969)
Deutsche Bank AG	Mexican Peso
	MXN 92,344,294	SELL	4/8/11	7,714,000	7,757,831	(43,831)
Deutsche Bank AG	Canadian Dollar
	CAD 4,334,424	SELL	4/8/11	4,436,000	4,469,997	(33,997)
HSBC Bank USA	Indian Rupee
	INR 455,620,200	SELL	4/8/11	10,058,285	10,201,506	(143,221)
HSBC Bank USA	Philippine Peso
	PHP 464,362,230	SELL	5/9/11	10,689,000	10,678,925	10,075
HSBC Bank USA	Indonesian Rupiah
	IDR 45,766,160,000	SELL	4/8/11	5,240,000	5,249,241	(9,241)
JPMorgan Chase & Co.	Chinese Yuan
	CNY 9,700,000	SELL	6/7/11	1,490,015	1,486,470	3,545
JPMorgan Chase & Co.	Chinese Yuan
	CNY 2,780,000	SELL	6/20/11	427,528	426,387	1,141
JPMorgan Chase & Co.	Singapore Dollar
	SGD 110,000	SELL	5/10/11	85,543	87,272	(1,729)
JPMorgan Chase & Co.	Canadian Dollar
	CAD 3,649,207	SELL	4/8/11	3,753,000	3,763,347	(10,347)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	EU Euro
	EUR 8,755,149	SELL	4/8/11	$12,261,000	$12,405,912	$(144,912)
JPMorgan Chase & Co.	Australian Dollar
	AUD 4,142,878	SELL	4/8/11	4,274,000	4,280,973	(6,973)
JPMorgan Chase & Co.	Japanese Yen
	JPY 348,767,725	SELL	4/8/11	4,271,000	4,193,116	77,884
JPMorgan Chase & Co.	Canadian Dollar
	CAD 2,932,596	SELL	4/8/11	3,006,000	3,024,322	(18,322)
Morgan Stanley	New Zealand Dollar
	NZD 7,458,849	SELL	4/8/11	5,483,000	5,688,161	(205,161)
Morgan Stanley	Czech Koruna
	CZK 122,115,723	SELL	4/8/11	7,056,775	7,052,934	3,841
Morgan Stanley	New Zealand Dollar
	NZD 7,569,230	SELL	4/8/11	5,587,000	5,772,338	(185,338)
Morgan Stanley	New Zealand Dollar
	NZD 6,804,215	SELL	4/8/11	4,987,000	5,188,933	(201,933)
Morgan Stanley	Brazilian Real
	BRL 21,496,162	SELL	5/9/11	12,803,718	13,062,603	(258,885)
Morgan Stanley	EU Euro
	EUR 17,551,279	SELL	4/8/11	24,900,000	24,869,893	30,107
Morgan Stanley	New Zealand Dollar
	NZD 16,952,425	SELL	4/8/11	12,557,000	12,928,015	(371,015)
Morgan Stanley	Japanese Yen
	JPY 900,961,183	SELL	4/8/11	11,062,000	10,831,950	230,050
Morgan Stanley	South Korean Won
	KRW 4,415,966,100	SELL	5/9/11	3,994,000	4,015,853	(21,853)
Royal Bank of Scotland Group PLC	Swiss Franc
	CHF 120,000	SELL	5/10/11	124,587	130,682	(6,095)
						$(3,569,359)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	40	06/15/11	$4,294,906	$(806)
Canada 10-Year Bond	80	06/21/11	9,902,011	119,853
Euro-Bund	379	06/08/11	65,141,464	(45,070)
Euro-Schatz	543	06/08/11	82,478,870	60,450
Japan 10-Year Bond (TSE)	29	06/09/11	48,652,922	135,635
Long Gilt	82	06/28/11	15,413,148	170,608
Short Gilt	211	06/28/11	36,458,563	177,053
U.S. Treasury 2-Year Note	14	06/30/11	3,053,750	(10,316)
			$265,395,634	$607,407
Short Contracts
Australia 3-Year Bond	25	06/15/11	$2,652,031	$(4,818)
Euro-Bobl 5-Year	165	06/08/11	26,790,695	11,958
Medium Gilt	151	06/28/11	27,571,259	(352,801)
U.S. Treasury 5-Year Note	237	06/30/11	27,679,007	210,486
U.S. Treasury 10-Year Note	160	06/21/11	19,045,000	(44,697)
U.S. Treasury Long Bond	99	06/21/11	11,898,563	18,034
U.S. Treasury Ultra Long Bond	7	06/21/11	864,937	(4,392)
			$116,501,492	$(166,230)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

						Unrealized
	Termination	Notional		Fair	Upfront Payments	Appreciation/
	Date	Amount		Value	Paid / (Received)	(Depreciation)
Pay a fixed rate equal to 2.853% and receive a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	02/28/16	CAD	9,471,000	$21,398	$—	$21,398

Pay a fixed rate equal to 3.623% and receive a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Morgan Stanley	02/28/21	CAD	6,402,000	53,949	—	53,949

Receive a fixed rate equal to 2.824% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	03/02/16	EUR	7,212,000	(109,482)	—	(109,482)

Receive a fixed rate equal to 3.422% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	03/02/21	EUR	4,821,000	(112,830)	—	(112,830)

Receive a fixed rate equal to 1.430% and pay a floating rate based on the 6-month GBP-LIBOR-BBA Counterparty: Citigroup, Inc.	05/17/12	GBP	76,932,000	149,668	—	149,668

Receive a fixed rate equal to 7.540% and pay a floating rate based on INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	17,016	—	17,016

Pay a fixed rate equal to 8.100% and receive a floating rate based on INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/16	INR	420,000,000	(68,712)	—	(68,712)

Pay a fixed rate equal to 0.998% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	02/10/13	USD	60,000,000	(137,357)	—	(137,357)

Pay a fixed rate equal to 2.535% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	02/10/16	USD	100,000,000	(777,054)	—	(777,054)

Pay a fixed rate equal to 3.768% and receive a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(395,927)	—	(395,927)
				$(1,359,331)	$—	$(1,359,331)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Written Foreign Currency Options Open on March 31, 2011:

		Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Price	Date	Amount		Received	Value
Currency Option OTC
USD Put vs JPY Put	Morgan Stanley	78.900	04/14/11	USD	24,800,000	165,540	(10,058)
						$165,540	$(10,058)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Written Options on Exchange-Traded Futures Contracts Open on March 31, 2011:

	Exercise		Expiration	# of	Premiums
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Put Option CBOT
U.S. Treasury 10-Year Note May Futures	119.000	USD	04/21/11	159	$91,158	$(121,735)
					$91,158	$(121,735)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Foreign exchange contracts	$1,953,095
Interest rate contracts	(699,529)
Total	$1,253,566

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.0%
73,161		Vanguard Emerging Markets ETF		$3,579,036
		Total Exchange-Traded Funds
		(Cost $3,119,865)		3,579,036
AFFILIATED INVESTMENT COMPANIES: 98.1%
2,053,621		ING International Index Portfolio - Class I		18,112,939
4,468,437		ING Russell Large Cap Index Portfolio - Class I		45,667,428
857,078		ING Russell Mid Cap Index Portfolio - Class I		10,670,620
267,658		ING Russell Small Cap Index Portfolio - Class I		3,567,882
8,926,115		ING U.S. Bond Index Portfolio - Class I		96,045,003
		Total Affiliated Investment Companies
		(Cost $163,898,396)		174,063,872
		Total Investments in Securities (Cost $167,018,261)*	100.1%	$177,642,908
		Other Assets and Liabilities - Net	(0.1)	(125,277)
		Net Assets	100.0%	$177,517,631

	*	Cost for federal income tax purposes is $167,373,693.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,269,215
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$10,269,215

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$3,579,036	$—	$—	$3,579,036
Affiliated Investment Companies	174,063,872	—	—	174,063,872
Total Investments, at value	$177,642,908	$—	$—	$177,642,908

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.0%
136,757		Vanguard Emerging Markets ETF		$6,690,152
		Total Exchange-Traded Funds
		(Cost $5,892,990)		6,690,152
AFFILIATED INVESTMENT COMPANIES: 97.1%
4,244,495		ING International Index Portfolio - Class I		37,436,444
7,785,048		ING Russell Large Cap Index Portfolio - Class I		79,563,193
2,492,131		ING Russell Mid Cap Index Portfolio - Class I		31,027,036
833,846		ING Russell Small Cap Index Portfolio - Class I		11,115,162
5,149,706		ING U.S. Bond Index Portfolio - Class I		55,410,840
		Total Affiliated Investment Companies
		(Cost $194,841,450)		214,552,675
		Total Investments in Securities
		(Cost $200,734,440)*	100.1%	$221,242,827
		Other Assets and Liabilities - Net	(0.1)	(160,464)
		Net Assets	100.0%	$221,082,363
	*	Cost for federal income tax purposes is $201,212,307.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$20,030,520
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$20,030,520

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$6,690,152	$—	$—	$6,690,152
Affiliated Investment Companies	214,552,675	—	—	214,552,675
Total Investments, at value	$221,242,827	$—	$—	$221,242,827

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.0%
133,431		Vanguard Emerging Markets ETF		$6,527,445
		Total Exchange-Traded Funds
		(Cost $5,768,711)		6,527,445
AFFILIATED INVESTMENT COMPANIES: 96.1%
3,840,110		ING International Index Portfolio - Class I		33,869,771
5,542,490		ING Russell Large Cap Index Portfolio - Class I		56,644,246
2,085,626		ING Russell Mid Cap Index Portfolio - Class I		25,966,050
1,099,074		ING Russell Small Cap Index Portfolio - Class I		14,650,662
2,262,596		ING U.S. Bond Index Portfolio - Class I		24,345,535
		Total Affiliated Investment Companies
		(Cost $138,302,500)		155,476,264
		Total Investments in Securities
		(Cost $144,071,211)*	100.1%	$162,003,709
		Other Assets and Liabilities - Net	(0.1)	(232,133)
		Net Assets	100.0%	$161,771,576
	*	Cost for federal income tax purposes is $144,496,067.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$17,507,642
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$17,507,642

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$6,527,445	$—	$—	$6,527,445
Affiliated Investment Companies	155,476,264	—	—	155,476,264
Total Investments, at value	$162,003,709	$—	$—	$162,003,709

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.0%
75,607		Vanguard Emerging Markets ETF		$3,698,694
		Total Exchange-Traded Funds
		(Cost $3,287,891)		3,698,694
AFFILIATED INVESTMENT COMPANIES: 96.1%
2,901,222		ING International Index Portfolio - Class I		25,588,776
2,871,465		ING Russell Large Cap Index Portfolio - Class I		29,346,370
1,477,274		ING Russell Mid Cap Index Portfolio - Class I		18,392,061
761,183		ING Russell Small Cap Index Portfolio - Class I		10,146,573
427,366		ING U.S. Bond Index Portfolio - Class I		4,598,457
		Total Affiliated Investment Companies
		(Cost $77,639,479)		88,072,237
		Total Investments in Securities
		(Cost $80,927,370)*	100.1%	$91,770,931
		Other Assets and Liabilities - Net	(0.1)	(131,470)
		Net Assets	100.0%	$91,639,461
	*	Cost for federal income tax purposes is $81,289,101.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,484,494
		Gross Unrealized Depreciation		(2,664)
		Net Unrealized Appreciation		$10,481,830

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$3,698,694	$—	$—	$3,698,694
Affiliated Investment Companies	88,072,237	—	—	88,072,237
Total Investments, at value	$91,770,931	$—	$—	$91,770,931

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.0%
4,098		Vanguard Emerging Markets ETF		$200,474
		Total Exchange-Traded Funds
		(Cost $176,440)		200,474
AFFILIATED INVESTMENT COMPANIES: 97.2%
159,238		ING International Index Portfolio - Class I		1,404,482
157,365		ING Russell Large Cap Index Portfolio - Class I		1,608,272
80,957		ING Russell Mid Cap Index Portfolio - Class I		1,007,913
41,713		ING Russell Small Cap Index Portfolio - Class I		556,029
23,420		ING U.S. Bond Index Portfolio - Class I		252,002
		Total Affiliated Investment Companies
		(Cost $4,431,722)		4,828,698
		Total Investments in Securities
		(Cost $4,608,162)*	101.2%	$5,029,172
		Other Assets and Liabilities - Net	(1.2)	(59,630)
		Net Assets	100.0%	$4,969,542
	*	Cost for federal income tax purposes is $4,634,234.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$394,938
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$394,938

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$200,474	$—	$—	$200,474
Affiliated Investment Companies	4,828,698	—	—	4,828,698
Total Investments, at value	$5,029,172	$—	$—	$5,029,172

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.0%
73,199		Vanguard Emerging Markets ETF		$3,580,895
		Total Exchange-Traded Funds
		(Cost $3,088,486)		3,580,895
AFFILIATED INVESTMENT COMPANIES: 98.0%
1,001,807		ING International Index Portfolio - Class I		8,835,933
3,297,613		ING Russell Large Cap Index Portfolio - Class I		33,701,601
571,477		ING Russell Mid Cap Index Portfolio - Class I		7,114,894
11,572,762		ING U.S. Bond Index Portfolio - Class I		124,522,918
		Total Affiliated Investment Companies
		(Cost $166,308,841)		174,175,346
		Total Investments in Securities
		(Cost $169,397,327)*	100.0%	$177,756,241
		Other Assets and Liabilities - Net	(0.0)	(53,758)
		Net Assets	100.0%	$177,702,483
	*	Cost for federal income tax purposes is $169,463,707.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,292,534
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$8,292,534

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$3,580,895	$—	$—	$3,580,895
Affiliated Investment Companies	174,175,346	—	—	174,175,346
Total Investments, at value	$177,756,241	$—	$—	$177,756,241

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 93.2%
		Consumer Discretionary: 18.5%
10,150	@	Autozone, Inc.	$2,776,634
96,300	@	Bed Bath & Beyond, Inc.	4,648,401
61,400		Cablevision Systems Corp.	2,125,054
167,900		CBS Corp. - Class B	4,204,216
127,801	@	Clear Channel Outdoor Holdings, Inc.	1,859,505
59,853		Darden Restaurants, Inc.	2,940,578
109,400	@	Dish Network Corp.	2,664,984
106,900		Expedia, Inc.	2,422,354
98,600		Fortune Brands, Inc.	6,102,354
183,600		Gannett Co., Inc.	2,796,228
264,700		Gap, Inc.	5,998,102
61,300		Genuine Parts Co.	3,288,132
54,200		Jarden Corp.	1,927,894
43,300		Kohl’s Corp.	2,296,632
45,100		Macy’s, Inc.	1,094,126
70,906		Marriott International, Inc.	2,522,835
39,400		Omnicom Group	1,932,964
44,400		Phillips-Van Heusen	2,887,332
49,300	@	Royal Caribbean Cruises Ltd.	2,034,118
84,900		Staples, Inc.	1,648,758
41,700		Tiffany & Co.	2,562,048
70,500		TJX Cos., Inc.	3,505,965
1,950		Washington Post	853,242
51,500		Yum! Brands, Inc.	2,646,070
			67,738,526
		Consumer Staples: 5.7%
32,975		Brown-Forman Corp.	2,252,193
51,000		Dr Pepper Snapple Group, Inc.	1,895,160
34,100	@	Energizer Holdings, Inc.	2,426,556
65,600		JM Smucker Co.	4,683,184
13,000		Lorillard, Inc.	1,235,130
56,300	@	Ralcorp Holdings, Inc.	3,852,609
188,000		Safeway, Inc.	4,425,520
			20,770,352
		Energy: 8.4%
82,200	@	CVR Energy, Inc.	1,903,752
68,500		Devon Energy Corp.	6,286,245
192,481		El Paso Corp.	3,464,658
91,100		EQT Corp.	4,545,890
29,458	@	Kinder Morgan Management, LLC	1,932,150
55,200	@	Newfield Exploration Co.	4,195,752
84,900		Teekay Shipping Corp.	3,135,357
164,597		Williams Cos., Inc.	5,132,134
			30,595,938
		Financials: 20.1%
69,900		Ameriprise Financial, Inc.	4,269,492
60,600		AON Corp.	3,209,376
24,100	@	Arch Capital Group Ltd.	2,390,479
33,159		Bancorpsouth, Inc.	512,307
54,800		BB&T Corp.	1,504,260
129,150		Brookfield Properties Co.	2,288,538
51,600		Capitol Federal Financial, Inc.	581,532
68,661		Cincinnati Financial Corp.	2,252,081
42,100		City National Corp.	2,401,805
36,300		Cullen/Frost Bankers, Inc.	2,142,426
236,900		Fifth Third Bancorp.	3,288,172
154,500		Huntington Bancshares, Inc.	1,025,880
94,600	@	Invesco Ltd.	2,417,976
170,400		Loews Corp.	7,342,536
50,261		M&T Bank Corp.	4,446,591
34,100		Northern Trust Corp.	1,730,575
260,550		Old Republic International Corp.	3,306,380
112,596	@	OneBeacon Insurance Group Ltd.	1,523,424
222,700		People’s United Financial, Inc.	2,801,566
69,600		Principal Financial Group, Inc.	2,234,856
70,700		SunTrust Bank	2,038,988
48,000		T. Rowe Price Group, Inc.	3,188,160
27,800		Torchmark Corp.	1,848,144
98,100		Transatlantic Holdings, Inc.	4,774,527
152,600		WR Berkley Corp.	4,915,246
131,000		XL Group PLC	3,222,600
80,200	L	Zions Bancorp.	1,849,412
			73,507,329

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care: 6.3%
75,500		AmerisourceBergen Corp.	$2,986,780
47,700		Becton Dickinson & Co.	3,797,874
36,800	@	Community Health Systems, Inc.	1,471,632
78,900	@	Coventry Health Care, Inc.	2,516,121
59,500	@	HCA Holdings, Inc.	2,015,265
46,200	@	Humana, Inc.	3,231,228
185,500		Lincare Holdings, Inc.	5,501,930
62,800	@	VCA Antech, Inc.	1,581,304
			23,102,134
		Industrials: 8.6%
40,200		Alliant Techsystems, Inc.	2,840,934
62,800		Ametek, Inc.	2,755,036
77,900		Carlisle Cos., Inc.	3,470,445
47,379	@	Cooper Industries PLC	3,074,897
30,000		L-3 Communications Holdings, Inc.	2,349,300
29,100		Regal-Beloit Corp.	2,148,453
246,717		Republic Services, Inc.	7,411,378
40,500		Roper Industries, Inc.	3,501,630
65,741		Snap-On, Inc.	3,948,404
			31,500,477
		Information Technology: 5.9%
57,500		Amphenol Corp.	3,127,425
45,800		Analog Devices, Inc.	1,803,604
79,700	@	Arrow Electronics, Inc.	3,337,836
116,600		Jack Henry & Associates, Inc.	3,951,574
125,700	@	Synopsys, Inc.	3,475,605
172,600	@	TE Connectivity, Ltd.	6,009,932
			21,705,976
		Materials: 7.2%
39,620		Airgas, Inc.	2,631,560
74,608		Albemarle Corp.	4,459,320
149,200		Ball Corp.	5,348,820
43,380		PPG Industries, Inc.	4,130,210
43,400	L	Rock-Tenn Co.	3,009,790
39,800		Sherwin-Williams Co.	3,342,802
53,800		Sigma-Aldrich Corp.	3,423,832
			26,346,334
		Telecommunication Services: 1.7%
87,000		CenturyTel, Inc.	3,614,850
89,387		Telephone & Data Systems, Inc.	2,638,704
			6,253,554
		Utilities: 10.8%
292,300		CMS Energy Corp.	5,740,772
120,100		Energen Corp.	7,580,712
50,400		Northeast Utilities	1,743,840
78,100		NSTAR	3,613,687
83,700		Oneok, Inc.	5,597,856
33,700		Sempra Energy	1,802,950
160,800	L	Westar Energy, Inc.	4,248,336
138,800		Wisconsin Energy Corp.	4,233,400
200,000		Xcel Energy, Inc.	4,778,000
			39,339,553
		Total Common Stock
		(Cost $270,882,115)	340,860,173
REAL ESTATE INVESTMENT TRUSTS: 2.8%
		Financials: 2.8%
63,500		HCP, Inc.	2,409,190
47,600		Kimco Realty Corp.	872,984
77,000		Regency Centers Corp.	3,347,960
39,476		Vornado Realty Trust	3,454,150
		Total Real Estate Investment Trusts
		(Cost $8,667,881)	10,084,284
		Total Long-Term Investments
		(Cost $279,549,996)	350,944,457
SHORT-TERM INVESTMENTS: 6.7%
		Mutual Funds: 4.2%
15,344,358		BlackRock Liquidity Funds, TempFund, Institutional Class	15,344,358
		Total Mutual Funds
		(Cost $15,344,358)	15,344,358
		Securities Lending Collateral(cc): 2.5%
8,632,565		BNY Mellon Overnight Government Fund (1)	8,632,565
565,915	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	452,732

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Total Securities Lending Collateral
		(Cost $ 9,198,480)		$9,085,297
		Total Short-Term Investments
		(Cost $ 24,542,838)		24,429,655
		Total Investments in Securities
		(Cost $ 304,092,834)*	102.7%	$375,374,112
		Other Assets and Liabilities - Net	(2.7)	(9,742,137)
		Net Assets	100.0%	$365,631,975

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.

	*	Cost for federal income tax purposes is $311,038,809.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$74,404,052
		Gross Unrealized Depreciation		(10,068,749)
		Net Unrealized Appreciation		$64,335,303

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$340,860,173	$—	$—	$340,860,173
Real Estate Investment Trusts	10,084,284	—	—	10,084,284
Short-Term Investments	23,976,923	—	452,732	24,429,655
Total Investments, at value	$374,921,380	$—	$452,732	$375,374,112

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.3%
		Bermuda: 1.0%
747,210		XL Group PLC	$18,381,366
			18,381,366
		Brazil: 2.8%
211,000		All America Latina Logistica SA	1,738,248
1,624,000		BM&F Bovespa S.A.	11,787,217
576,000		Cia de Bebidas das Americas ADR	16,306,560
552,310		Embraer SA ADR	18,612,847
72,900	@	Multiplus SA	1,281,940
			49,726,812
		Finland: 0.9%
491,000	L	Fortum OYJ	16,670,074
			16,670,074
		France: 5.5%
176,188		LVMH Moet Hennessy Louis Vuitton S.A.	27,897,256
60,420		PPR	9,253,823
200,296		Societe Generale	13,010,028
256,414		Technip S.A.	27,338,224
362,784		Total S.A.	22,105,629
			99,604,960
		Germany: 9.6%
191,160		Allianz AG	26,767,181
221,110		Bayer AG	17,083,531
440,032		Bayerische Motoren Werke AG	24,888,652
44,995		Bayerische Motoren Werke AG	3,735,639
75,093		Linde AG	11,855,788
568,907		SAP AG	34,794,416
398,890		Siemens AG	54,563,334
			173,688,541
		India: 1.9%
233,077		DLF Ltd.	1,403,444
343,840		Infosys Technologies Ltd.	24,967,423
1,576,003	@	Wire and Wireless India Ltd.	334,352
307,844	@	Zee Learn Ltd.	160,497
2,462,752		Zee Telefilms Ltd.	6,834,067
			33,699,783
		Israel: 0.4%
151,400		Teva Pharmaceutical Industries Ltd. ADR	7,595,738
			7,595,738
		Italy: 1.8%
261,800	L	Lottomatica S.p.A.	4,713,550
425,779		Prysmian S.p.A.	9,112,666
160,569		Tod’s S.p.A.	18,870,593
			32,696,809
		Japan: 10.6%
13,177		Dai-ichi Life Insurance Co., Ltd.	19,871,561
71,300		Fanuc Ltd.	10,777,491
642,800		Hoya Corp.	14,669,315
2,968		KDDI Corp.	18,350,193
59,483		Keyence Corp.	15,184,954
104,100		Kyocera Corp.	10,550,277
505,000		Mitsubishi Tanabe Pharma Corp.	8,188,794
330,900		Murata Manufacturing Co., Ltd.	23,928,349
107,500	L	Nidec Corp.	9,310,595
37,800	L	Nintendo Co., Ltd.	10,278,192
218,600	L	Secom Co., Ltd.	10,164,490
798,100		Sony Corp.	25,456,228
456,200	L	Sumitomo Mitsui Financial Group, Inc.	14,153,743
			190,884,182
		Mexico: 3.4%
75,350		America Movil SA de CV - Series L ADR	4,377,835
4,212,921	@	Fomento Economico Mexicano SA de CV ADR	24,747,407
1,807,495	@	Grupo Modelo S.A.	10,865,226
850,014	@	Grupo Televisa S.A. ADR	20,850,843
			60,841,311
		Netherlands: 3.3%
866,273	@	European Aeronautic Defence and Space Co. NV	25,229,717
725,377	L	Koninklijke Philips Electronics NV	23,235,860
462,425		TNT NV	11,873,672
			60,339,249
		South Korea: 0.5%
39,568		Shinsegae Co., Ltd.	9,414,098
			9,414,098

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Spain: 2.5%
1,700,880	L	Banco Bilbao Vizcaya Argentaria S.A.	$20,636,084
298,695		Inditex S.A.	23,967,286
			44,603,370
		Sweden: 6.9%
981,154		Assa Abloy AB	28,195,454
861,986		Investor AB	20,909,885
5,910,283		Telefonaktiebolaget LM Ericsson	76,040,806
			125,146,145
		Switzerland: 5.1%
12,018	@	Basilea Pharmaceutica - Reg	864,348
923,954		Credit Suisse Group	39,194,334
325,327		Nestle S.A.	18,629,895
64,435		Roche Holding AG - Genusschein	9,199,088
1,306,969	@	UBS AG - Reg	23,512,473
			91,400,138
		Taiwan: 1.7%
954,902		MediaTek, Inc.	10,971,282
8,251,111		Taiwan Semiconductor Manufacturing Co., Ltd.	19,771,849
			30,743,131
		United Kingdom: 4.7%
1,609,700		3i Group PLC	7,716,765
1,776,298		HSBC Holdings PLC	18,442,665
1,616,136		Prudential PLC	18,302,333
703,167		Unilever PLC	21,421,916
6,640,676		Vodafone Group PLC	18,924,787
			84,808,466
		United States: 36.7%
241,950		3M Co.	22,622,325
673,683	@	Adobe Systems, Inc.	22,339,328
633,200		Aetna, Inc.	23,700,676
297,360		Aflac, Inc.	15,694,661
64,240		Allergan, Inc.	4,562,325
915,370		Altera Corp.	40,294,587
78,890	@	Amgen, Inc.	4,216,671
679,200	@, L	Amylin Pharmaceuticals, Inc.	7,722,504
355,640		Automatic Data Processing, Inc.	18,247,888
684,900		Carnival Corp.	26,272,764
297,810		Colgate-Palmolive Co.	24,051,136
862,300		Corning, Inc.	17,789,249
129,300	@	Dendreon Corp.	4,839,699
1,567,570	@	eBay, Inc.	48,657,373
277,270		Emerson Electric Co.	16,200,886
599,100		Fidelity National Title Group, Inc.	8,465,283
149,230	@	Gilead Sciences, Inc.	6,333,321
119,800		Goldman Sachs Group, Inc.	18,984,706
644,680	@	Intuit, Inc.	34,232,508
827,460	@	Juniper Networks, Inc.	34,819,517
884,290		Maxim Integrated Products	22,637,824
356,090		McDonald’s Corp.	27,094,888
245,620		McGraw-Hill Cos., Inc.	9,677,428
996,260		Microsoft Corp.	25,265,154
243,060		Pfizer, Inc.	4,936,549
59,920	@, L	Regeneron Pharmaceuticals, Inc.	2,692,805
404,200	@	Shuffle Master, Inc.	4,316,856
791,720	@	SLM Corp.	12,113,316
360,200	@	Theravance, Inc.	8,724,044
493,330		Tiffany & Co.	30,310,195
276,619	@	Transocean Ltd.	21,562,451
304,220		Wal-Mart Stores, Inc.	15,834,651
714,070		Walt Disney Co.	30,769,276
379,300		WellPoint, Inc.	26,471,347
332,780	@	Zimmer Holdings, Inc.	20,143,173
			662,597,364
		Total Common Stock (Cost $1,410,550,037)	1,792,841,537
SHORT-TERM INVESTMENTS: 5.3%
		Mutual Funds: 0.5%
10,119,742		BlackRock Liquidity Funds, TempFund, Institutional Class	10,119,742
		Total Mutual Funds (Cost $10,119,742)	10,119,742
		Securities Lending Collateral(cc): 4.8%
83,256,267		BNY Mellon Overnight Government Fund (1)	83,256,267
3,820,850	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)	3,056,680
		Total Securities Lending Collateral (Cost $87,077,117)	86,312,947
		Total Short-Term Investments (Cost $97,196,859)	96,432,689

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities (Cost $1,507,746,896)*	104.6%	$1,889,274,226
		Other Assets and Liabilities - Net	(4.6)	(82,713,524)
		Net Assets	100.0%	$1,806,560,702

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $1,531,931,711.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$421,776,006
		Gross Unrealized Depreciation		(64,433,491)
		Net Unrealized Appreciation		$357,342,515

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	16.4%
Consumer Staples	7.8
Energy	3.9
Financials	17.1
Health Care	8.7
Industrials	13.5
Information Technology	28.0
Materials	0.7
Telecommunication Services	2.3
Utilities	0.9
Short-Term Investments	5.3
Other Assets and Liabilities - Net	(4.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$1,792,841,537	$—	$—	$1,792,841,537
Short-Term Investments	93,376,009	—	3,056,680	96,432,689
Total Investments, at value	$1,886,217,546	$—	$3,056,680	$1,889,274,226

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 30.4%
			Consumer Discretionary: 0.0%
$307,865			Ford Motor Co., 3.010%, due 11/29/13	$308,080
				308,080
			Consumer Staples: 0.6%
	3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 4.125%, due 01/15/15	3,171,546
	3,000,000	S	Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	3,225,570
	93,196		CVS Pass-Through Trust, 6.943%, due 01/10/30	101,563
	400,000	S	Philip Morris International, Inc., 5.650%, due 05/16/18	445,940
	300,000	S	Reynolds American, Inc., 7.625%, due 06/01/16	356,926
				7,301,545
			Energy: 2.3%
	103,503	S	Gazprom OAO, 7.201%, due 02/01/20	112,754
	2,600,000	S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,866,968
	2,000,000	S	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,277,000
	300,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, due 06/30/21	317,625
	3,100,000		Petrobras International Finance Co. - Pifco, 5.375%, due 01/27/21	3,124,856
	1,300,000	L	Petroleos Mexicanos, 6.000%, due 03/05/20	1,386,450
	2,500,000	S	Petroleos Mexicanos, 8.000%, due 05/03/19	3,015,000
	3,364,550		Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	3,507,543
	2,600,000	L	Reliance Holdings USA, Inc., 4.500%, due 10/19/20	2,454,148
	300,000	S	Shell International Finance BV, 5.500%, due 03/25/40	305,116
	400,000	S	Total Capital S.A., 4.450%, due 06/24/20	409,124
	300,000	S	Trans-Canada Pipelines, 7.625%, due 01/15/39	372,977
	5,400,000	S	Transocean, Inc., 1.500%, due 12/15/37	5,339,250
				25,488,811
			Financials: 23.1%
	700,000	S	Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	755,581
	2,129,000	S	Ally Financial, Inc., 5.375%, due 06/06/11	2,147,629
	2,100,000	S	Ally Financial, Inc., 6.000%, due 05/23/12	2,168,250
	5,100,000	S	Ally Financial, Inc., 6.875%, due 09/15/11	5,208,375
	100,000	#, S	Ally Financial, Inc., 7.500%, due 09/15/20	107,125
	200,000	S	American Express Bank FSB, 6.000%, due 09/13/17	221,905
	200,000	S	American Express Centurion Bank, 6.000%, due 09/13/17	223,104
	700,000	S	American Express Co., 7.000%, due 03/19/18	819,258
	600,000	S	American Express Credit Corp., 5.875%, due 05/02/13	648,142
EUR	6,100,000		American General Finance Corp., 4.125%, due 11/29/13	7,923,784
	$300,000	S	American General Finance Corp., 4.875%, due 07/15/12	296,250
	3,700,000	S	American General Finance Corp., 5.625%, due 08/17/11	3,723,125
CAD	1,000,000		American International Group, Inc., 4.900%, due 06/02/14	1,052,089
$3,300,000		S	American International Group, Inc., 5.850%, due 01/16/18	3,447,005
	800,000	#, S	ANZ National International Ltd., 6.200%, due 07/19/13	873,271
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.409%, due 03/18/14	695,216
	1,700,000	#, S	Banco Santander Chile, 1.553%, due 04/20/12	1,700,022
	300,000	S	Bank of America Corp., 0.643%, due 08/15/16	279,273
	900,000	S	Bank of America Corp., 5.750%, due 12/01/17	949,560
	4,400,000	S	Bank of America Corp., 6.500%, due 08/01/16	4,874,668
	300,000	#	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	308,443
	2,600,000	L	Bank of India/London, 4.750%, due 09/30/15	2,643,235
	600,000	#, S	Bank of Montreal, 2.850%, due 06/09/15	605,747
	800,000	#	Bank of Nova Scotia, 1.650%, due 10/29/15	768,271
	4,100,000	S	Barclays Bank PLC, 5.450%, due 09/12/12	4,350,416
	700,000	#, S	Barclays Bank PLC, 6.050%, due 12/04/17	730,309
	300,000	#	BBVA Bancomer SA/Texas, 6.500%, due 03/10/21	297,949
	1,900,000	S	Bear Stearns Cos., Inc., 6.400%, due 10/02/17	2,137,295
	2,100,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,261,606
	2,200,000	#, S	BNP Paribas, 5.186%, due 06/29/49	2,128,500
	300,000	#	BPCE S.A., 2.375%, due 10/04/13	299,990
	3,000,000	S	Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,196,905
	300,000	#	CIT Group, Inc., 5.250%, due 04/01/14	302,088
	227,739	L	CIT Group, Inc., 7.000%, due 05/01/13	232,579
	148,098	S	CIT Group, Inc., 7.000%, due 05/01/14	151,245
	448,096	S	CIT Group, Inc., 7.000%, due 05/01/15	453,137
	246,829	S	CIT Group, Inc., 7.000%, due 05/01/16	247,755
	345,563	S	CIT Group, Inc., 7.000%, due 05/01/17	346,859
	400,000		CitiFinancial, 6.625%, due 06/01/15	430,667
	3,200,000	S	Citigroup Capital XXI, 8.300%, due 12/21/57	3,344,000
	700,000	S	Citigroup, Inc., 5.300%, due 10/17/12	738,932
	1,900,000	S	Citigroup, Inc., 5.500%, due 08/27/12	2,002,549
	2,300,000	S	Citigroup, Inc., 5.500%, due 04/11/13	2,462,221
	500,000	S	Citigroup, Inc., 5.625%, due 08/27/12	525,781
	500,000	S	Citigroup, Inc., 5.850%, due 07/02/13	539,259
	1,900,000	S	Citigroup, Inc., 6.000%, due 08/15/17	2,066,904
	300,000	S	Citigroup, Inc., 6.125%, due 05/15/18	327,688
	300,000	S	Citigroup, Inc., 8.500%, due 05/22/19	370,730
	6,300,000	#, S	Commonwealth Bank of Australia, 0.713%, due 07/12/13	6,314,440
	1,100,000	#, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	1,081,938

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
			Financials (continued)
$700,000		#, S	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	$848,030
	5,700,000	#, S	Credit Agricole S.A., 8.375%, due 12/13/49	6,127,500
	700,000		Credit Suisse/New York NY, 2.200%, due 01/14/14	703,143
	1,600,000	S	Deutsche Bank AG/London, 6.000%, due 09/01/17	1,776,178
	3,300,000	#, S	Dexia Credit Local, 0.784%, due 04/29/14	3,284,091
	1,400,000	#, S	Dexia Credit Local, 0.959%, due 09/23/11	1,402,551
	2,100,000		Export-Import Bank of Korea, 1.050%, due 03/03/12	1,663,465
	1,800,000	S	Export-Import Bank of Korea, 4.125%, due 09/09/15	1,850,873
	500,000	S	Export-Import Bank of Korea, 5.125%, due 06/29/20	506,236
	11,900,000	#, S	FIH Erhvervsbank A/S, 0.680%, due 06/13/13	11,897,451
	601,740		Ford Motor Credit Co., LLC, 3.010%, due 12/15/13	602,159
	200,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	205,844
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	2,645,397
EUR	300,000	S	Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	430,621
EUR	4,800,000	S	General Electric Capital Corp., 5.500%, due 09/15/67	6,275,332
$900,000		S	General Electric Capital Corp., 5.875%, due 01/14/38	891,515
	800,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	895,724
	50,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	53,765
	800,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	868,580
	2,000,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,192,762
	3,200,000	S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,237,578
	10,900,000		HSBC Holdings PLC, 5.100%, due 04/05/21	10,977,227
	1,800,000	L	ICICI Bank Ltd., 5.500%, due 03/25/15	1,878,345
EUR	3,200,000	S	International Lease Finance Corp., 1.468%, due 08/15/11	4,495,133
$4,400,000		S	International Lease Finance Corp., 5.300%, due 05/01/12	4,499,000
	1,100,000	S	International Lease Finance Corp., 5.400%, due 02/15/12	1,123,375
	700,000	#, S	International Lease Finance Corp., 6.750%, due 09/01/16	752,500
	1,900,000		IPIC GMTN Ltd., 5.000%, due 11/15/20	1,852,500
	1,000,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	1,098,022
	900,000	S	JPMorgan Chase Bank NA, 0.640%, due 06/13/16	874,892
	2,700,000	S	Korea Development Bank, 4.375%, due 08/10/15	2,805,891
	2,000,000	±, S	Lehman Brothers Holdings, Inc., 2.951%, due 05/25/10	517,500
EUR	2,364,000	±, S	Lehman Brothers Holdings, Inc., 4.000%, due 06/12/13	812,434
$2,700,000		±, S	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	715,500
	300,000	±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	80,250
	6,700,000	#, S	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	6,718,030
	3,000,000	#, S	Macquarie Group Ltd., 7.300%, due 08/01/14	3,330,924
	300,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	318,921
	1,900,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,113,296
	5,400,000	#, S	Metropolitan Life Global Funding I, 0.703%, due 07/13/11	5,403,607
	500,000	#, S	Monumental Global Funding Ltd., 5.500%, due 04/22/13	530,469
	100,000	S	Morgan Stanley, 0.470%, due 04/19/12	100,057
	800,000	S	Morgan Stanley, 5.950%, due 12/28/17	860,506
	1,600,000	S	Morgan Stanley, 6.250%, due 08/28/17	1,741,320
	1,400,000	#, S	Nationwide Building Society, 6.250%, due 02/25/20	1,459,052
	4,800,000	S	Nomura Holdings, Inc., 6.700%, due 03/04/20	5,121,504
	300,000	#	Nordea Bank AB, 2.125%, due 01/14/14	299,506
DKK	2,741,690		Nykredit Realkredit A/S, 2.359%, due 04/01/38	493,687
DKK	3,087,177		Nykredit Realkredit A/S, 2.359%, due 10/01/38	551,868
$600,000		S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	645,892
	900,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	980,146
	2,900,000		Qatari Diar Finance QSC, 5.000%, due 07/21/20	2,872,647
DKK	8,592,107		Realkredit Danmark A/S, 2.480%, due 01/01/38	1,543,287
DKK	2,743,005		Realkredit Danmark A/S, 2.480%, due 01/01/38	494,185
$100,000		S	Royal Bank of Scotland, 3.950%, due 09/21/15	100,177
	600,000	#, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	539,250
	4,100,000	#	Royal Bank of Scotland PLC, 0.707%, due 04/08/11	4,100,123
	1,600,000	#, S	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	1,635,821
	1,600,000	#, S	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	1,628,994
	4,500,000		Royal Bank of Scotland PLC, 4.375%, due 03/16/16	4,533,552
	200,000	#, S	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	207,827
	8,400,000	#, S	Royal Bank of Scottland PLC, 1.450%, due 10/20/11	8,452,744
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, due 07/27/19	2,635,077
$6,400,000		#, S	Santander US Debt S.A. Unipersonal, 1.107%, due 03/30/12	6,342,291
EUR	2,800,000	S	SLM Corp., 3.125%, due 09/17/12	3,859,518
$10,300,000			SLM Corp., 5.000%, due 10/01/13	10,667,607
	700,000		SLM Corp., 5.375%, due 01/15/13	728,415
	200,000	#, S	Societe Generale, 5.922%, due 12/31/49	189,238
	1,000,000	S	Springleaf Finance Corp., 6.900%, due 12/15/17	918,750
	2,900,000	#, S	State Bank of India/London, 4.500%, due 07/27/15	2,961,819
	400,000	#, S	Sydney Air, 5.125%, due 02/22/21	392,267
	700,000	#, S	Temasek Financial I Ltd., 4.300%, due 10/25/19	712,330
	300,000	#, S	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, due 08/07/18	372,375
	500,000	S	UBS AG, 5.750%, due 04/25/18	539,432
	1,000,000	S	UBS AG/Stamford CT, 1.413%, due 02/23/12	1,008,254
	1,100,000	S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,097,250
	400,000	#, L	Vnesheconombank Via VEB Finance Ltd., 5.450%, due 11/22/17	408,000
	1,800,000	S	Wachovia Corp., 5.750%, due 02/01/18	1,985,783
	1,200,000	S	Wells Fargo & Co., 5.625%, due 12/11/17	1,312,499
EUR	1,200,000	S	Wells Fargo & Company, 1.379%, due 03/23/16	1,620,359
$3,400,000		#, S	Westpac Banking Corp., 3.585%, due 08/14/14	3,570,061
	500,000		White Nights Finance BV for Gazprom, 10.500%, due 03/08/14	602,794
	1,500,000	S, L	White Nights Finance BV for Gazprom, 10.500%, due 03/25/14	1,806,435
	146,000	#, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	146,006
				261,276,386

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Health Care: 0.7%
$2,400,000	S	Amgen, Inc., 6.150%, due 06/01/18	$2,759,184
300,000	S	AstraZeneca PLC, 5.900%, due 09/15/17	342,959
1,900,000	S	HCA, Inc., 8.500%, due 04/15/19	2,118,500
1,400,000	#, S	Roche Holdings, Inc., 7.000%, due 03/01/39	1,710,428
600,000	S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	637,468
			7,568,539
		Industrials: 0.4%
700,000	#, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	546,000
2,000,000	#	Noble Group Ltd., 6.750%, due 01/29/20	2,147,164
1,600,000	S	Union Pacific Corp., 5.700%, due 08/15/18	1,794,168
			4,487,332
		Information Technology: 0.7%
1,300,000	S	Dell, Inc., 4.700%, due 04/15/13	1,385,145
5,700,000	S	International Business Machines Corp., 5.700%, due 09/14/17	6,460,329
			7,845,474
		Materials: 0.8%
3,400,000	#, L	CSN Islands XI Corp., 6.875%, due 09/21/19	3,791,000
1,500,000	#, S	CSN Resources S.A., 6.500%, due 07/21/20	1,605,000
2,100,000	#	Gerdau Holdings, Inc., 7.000%, due 01/20/20	2,336,250
300,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	305,250
400,000	S	Rohm & Haas Co., 6.000%, due 09/15/17	442,201
200,000	S	Vale Overseas Ltd., 6.250%, due 01/23/17	223,126
500,000	S	Vale Overseas Ltd., 6.875%, due 11/10/39	536,948
			9,239,775
		Telecommunication Services: 1.2%
3,416,000	S	AT&T, Inc., 4.950%, due 01/15/13	3,639,967
600,000	S	AT&T, Inc., 5.500%, due 02/01/18	655,895
1,500,000	S	AT&T, Inc., 6.300%, due 01/15/38	1,516,745
24,000	S	AT&T, Inc., 7.300%, due 11/15/11	24,998
2,500,000	S	BellSouth Corp., 5.200%, due 09/15/14	2,735,605
4,900,000	S	Cellco Partnership / Verizon Wireless Capital, LLC, 2.914%, due 05/20/11	4,917,130
200,000	#, S	Qtel International Finance Ltd., 4.750%, due 02/16/21	187,220
200,000	S	Qwest Corp., 8.875%, due 03/15/12	214,500
			13,892,060
		Utilities: 0.6%
300,000	S	Columbus Southern Power Co., 6.600%, due 03/01/33	337,860
600,000	#, S	EDF S.A., 5.500%, due 01/26/14	657,812
600,000	#, S	EDF S.A., 6.500%, due 01/26/19	688,907
600,000	#, S	Electricite de France SA, 6.950%, due 01/26/39	699,916
2,100,000	#, S	Enel Finance International S.A., 6.250%, due 09/15/17	2,302,808
500,000		Majapahit Holding BV, 7.250%, due 06/28/17	549,172
1,000,000		NV Energy, Inc., 6.250%, due 11/15/20	1,022,688
			6,259,163
		Total Corporate Bonds/Notes
		(Cost $329,637,777)	343,667,165
U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.6%
		Federal Home Loan Mortgage Corporation##: 2.3%
1,354,848	S	0.405%, due 07/15/19-08/15/19	1,350,073
260,601	S	1.513%, due 10/25/44	257,450
1,286,506	S	1.718%, due 07/25/44	1,279,621
400,753	S	1.875%, due 03/25/24	399,996
78,108	S	2.520%, due 09/01/35	81,426
13,295	S	2.578%, due 04/01/32	13,838
13,337	S	3.500%, due 07/15/32	13,888
4,000,000	W	4.500%, due 04/15/38	4,065,000
232,052	S	4.500%, due 06/15/17	235,549
4,610,188		4.500%, due 02/01/39-03/01/41	4,692,095
3,985,656	S	5.500%, due 03/15/17-07/01/38	4,275,745
8,913,922	S	6.000%, due 10/01/17-08/01/39	9,705,855
			26,370,536
		Federal National Mortgage Association##: 24.3%
438,469	S	0.310%, due 07/25/37	431,392
95,893	S	0.370%, due 03/25/34	94,710
9,500,000	S	0.500%, due 10/30/12	9,462,380
752,008	S	0.560%, due 04/25/37	750,137
1,466,505	S	0.700%, due 09/25/35	1,467,783
216,720	S	1.512%, due 10/01/44	216,552
769,329	S	1.629%, due 02/01/33	787,563
86,041	S	1.781%, due 04/25/24	88,574
527,825	S	1.878%, due 09/01/35	543,660
5,141	S	2.000%, due 02/01/20	5,318
74,633	S	2.460%, due 04/01/32	75,230
10,445	S	2.537%, due 09/01/31	11,003
298,779	S	2.550%, due 02/01/35	312,668
204,561	S	2.618%, due 08/01/35	212,758
900,531	S	2.683%, due 11/01/34	949,261
33,000,000	W	4.500%, due 04/25/24-03/25/39	34,100,103
36,243,725	S	4.500%, due 06/01/38-05/01/40	36,958,438

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$82,527,199		4.500%, due 04/01/38-03/01/41	$84,134,564
76,552	S	4.567%, due 12/01/36	80,034
296,504	S	4.978%, due 09/01/34	309,582
24,000,000	W	5.000%, due 05/01/37	25,031,256
1,886,933	S	5.000%, due 03/01/35	1,987,297
1,006,249		5.000%, due 03/01/34	1,060,871
4,276,955	S	5.500%, due 04/01/21-08/01/38	4,614,290
27,992,746		5.500%, due 04/01/28-11/01/39	29,988,158
1,000,000	W	6.000%, due 04/01/39	1,087,656
15,033,126	S	6.000%, due 06/01/17-10/01/38	16,419,318
20,079,610		6.000%, due 11/01/32-09/01/39	21,876,169
1,781,636	S	6.500%, due 03/01/17-06/17/38	1,891,466
			274,948,191
		Government National Mortgage Association: 0.0%
25,171	S	0.654%, due 03/16/32	25,189
			25,189
		Total U.S. Government Agency Obligations
		(Cost $299,410,685)	301,343,916
U.S. TREASURY OBLIGATIONS: 1.4%
		Treasury Inflation Indexed Protected Securities(ip): 1.4%
600,000	S	1.750%, due 01/15/28	644,419
3,000,000	S	2.000%, due 01/15/26	3,561,168
3,500,000	S	2.375%, due 01/15/25-01/15/27	4,437,821
4,700,000	S	2.500%, due 01/15/29	5,475,898
800,000	S	3.625%, due 04/15/28	1,408,225
		Total U.S. Treasury Obligations
		(Cost $15,803,075)	15,527,531
ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.0%
118,357	#, S	Ally Auto Receivables Trust, 1.320%, due 03/15/12	118,443
115,077	S	Daimler Chrysler Auto Trust, 1.714%, due 09/10/12	115,255
			233,698
		Credit Card Asset-Backed Securities: 0.1%
1,400,000	S	BA Credit Card Trust, 1.455%, due 12/16/13	1,404,327
			1,404,327
		Home Equity Asset-Backed Securities: 0.0%
531,504	S	Household Home Equity Loan Trust, 0.544%, due 01/20/34	487,253
			487,253
		Other Asset-Backed Securities: 0.5%
262,157	S	Countrywide Asset-Backed Certificates, 0.330%, due 10/25/47	258,199
1,634,290	S	Countrywide Asset-Backed Certificates, 0.430%, due 09/25/36	1,388,016
3,300,000	#	Hillmark Funding, 0.563%, due 05/21/21	3,084,560
257,720	S	JPMorgan Mortgage Acquisition Corp., 0.310%, due 03/25/47	217,724
58,753	S	Long Beach Mortgage Loan Trust, 0.530%, due 10/25/34	49,065
92,294	S	WAMU Asset-Backed Certificates, 0.300%, due 01/25/37	88,339
			5,085,903
		Total Asset-Backed Securities
		(Cost $7,537,349)	7,211,181
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.1%
2,311,112	S	Access Group, Inc., 1.603%, due 10/27/25	2,336,066
71,879	S	Adjustable Rate Mortgage Trust, 2.783%, due 05/25/35	72,701
375,093	S	American Home Mortgage Investment Trust, 2.250%, due 02/25/45	344,852
16,800,000	#, S	Arkle Master Issuer PLC, 0.404%, due 02/17/52	16,678,195
927,703		Arran Residential Mortgages Funding PLC, 2.290%, due 05/16/47	1,315,728
1,700,000		Arran Residential Mortgages Funding PLC, 2.490%, due 05/16/47	2,412,561
800,000	S	Banc of America Commercial Mortgage, Inc., 5.741%, due 05/10/45	869,886
525,841	S	Banc of America Funding Corp., 2.828%, due 05/25/35	515,725
432,836	S	Banc of America Funding Corp., 5.864%, due 01/20/47	307,885
263,258	S	Banc of America Mortgage Securities, Inc., 2.926%, due 07/25/33	259,877
58,708	S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	58,992
1,600,000	#, S	BCRR Trust, 5.858%, due 07/17/40	1,720,027
2,535,223	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.710%, due 03/25/35	2,439,955
1,474,163	S	Bear Stearns Adjustable Rate Mortgage Trust, 2.731%, due 03/25/35	1,422,150
641,219	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.057%, due 11/25/34	546,048
106,358	S	Bear Stearns Adjustable Rate Mortgage Trust, 5.376%, due 02/25/36	96,375
322,462	S	Bear Stearns Alternative-A Trust, 2.643%, due 05/25/35	271,806
195,093	S	Bear Stearns Alternative-A Trust, 2.987%, due 09/25/35	152,551
570,008	S	Bear Stearns Alternative-A Trust, 5.195%, due 11/25/36	356,565
100,000	S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	104,899
300,000	S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	322,439
504,938	S	Bear Stearns Structured Products, Inc., 2.683%, due 01/26/36	337,460
322,661	S	Bear Stearns Structured Products, Inc., 5.222%, due 12/26/46	230,085
520,076	S	Citigroup Mortgage Loan Trust, Inc., 2.909%, due 08/25/35	502,490
900,000	S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	950,140
171,305	S	Countrywide Home Loan Mortgage Pass-through Trust, 0.570%, due 03/25/35	115,466
758,818	#, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.590%, due 06/25/35	645,602
776,785	S	Countrywide Home Loan Mortgage Pass-through Trust, 2.812%, due 02/20/35	669,776

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$445,353	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.118%, due 11/25/34	$388,745
	936,093	#	Credit Suisse Mortgage Capital Certificates, 0.425%, due 10/15/21	902,589
	2,385,382	#, S	Credit Suisse Mortgage Capital Certificates, 0.485%, due 10/15/21	2,335,224
	100,000	S	Credit Suisse Mortgage Capital Certificates, 5.660%, due 03/15/39	107,649
	2,300,000	S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	2,393,783
	144,626	S	Downey Savings & Loan Association Mortgage Loan Trust, 2.477%, due 07/19/44	116,700
EUR	171,566		European Loan Conduit, 1.243%, due 05/15/19	217,046
	$278,624	S	First Horizon Mortgage Pass-through Trust, 2.921%, due 08/25/35	224,577
	8,260,301	S	Granite Master Issuer PLC, 0.344%, due 12/20/54	7,822,505
	267,496	S	Greenpoint Mortgage Pass-through Certificates, 2.940%, due 10/25/33	228,671
	100,000	S	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	105,593
	600,000	S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	635,927
	683,366	#, S	GS Mortgage Securities Corp. II, 1.142%, due 03/06/20	683,510
	58,390	S	GSR Mortgage Loan Trust, 2.554%, due 06/25/34	53,454
	553,563	S	GSR Mortgage Loan Trust, 2.796%, due 09/25/35	542,075
	1,205	S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	1,253
	208,505	S	Harborview Mortgage Loan Trust, 0.474%, due 05/19/35	143,189
	400,854	S	Harborview Mortgage Loan Trust, 2.936%, due 07/19/35	326,281
	222,071	S	Indymac Index Mortgage Loan Trust, 2.677%, due 12/25/34	168,487
	1,700,000	#, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, due 11/15/43	1,637,731
	800,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	838,691
	2,600,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,745,779
	4,300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,540,329
	300,000	S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	321,640
	901,572	S	JPMorgan Mortgage Trust, 2.967%, due 07/25/35	912,364
	214,375	S	JPMorgan Mortgage Trust, 5.041%, due 02/25/35	218,531
	243,637	S	Merrill Lynch Mortgage Investors Trust, 0.460%, due 02/25/36	187,102
	290,204	S	Merrill Lynch Mortgage Investors Trust, 2.333%, due 05/25/33	294,303
	300,000	S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	314,642
	196,432	S	MLCC Mortgage Investors, Inc., 0.500%, due 11/25/35	177,788
	107,488	S	MLCC Mortgage Investors, Inc., 1.250%, due 10/25/35	94,449
	100,000	S	Morgan Stanley Capital I, 5.809%, due 12/12/49	108,216
	4,700,000	S	Morgan Stanley Capital I, 5.877%, due 06/11/49	5,014,059
	81,970	S	Residential Accredit Loans, Inc., 0.650%, due 03/25/33	74,985
	61,123	S	Residential Asset Securitization Trust, 0.650%, due 05/25/33	58,769
	9,378	S	Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	9,760
	189,489	S	Sequoia Mortgage Trust, 0.604%, due 07/20/33	182,480
	360,242	S	Sequoia Mortgage Trust, 2.811%, due 04/20/35	345,921
	94,798	S	SLM Student Loan Trust, 0.603%, due 01/25/15	94,862
	206,504	S	Structured Adjustable Rate Mortgage Loan Trust, 2.651%, due 08/25/35	166,884
	502,364	S	Structured Asset Mortgage Investments, Inc., 0.504%, due 07/19/35	477,124
	201,855	#, S	Structured Asset Securities Corp., 2.768%, due 10/25/35	165,910
	799,802	S	Thornburg Mortgage Securities Trust, 0.370%, due 10/25/46	792,637
	805,876	#, S	Wachovia Bank Commercial Mortgage Trust, 0.335%, due 06/15/20	746,681
	400,000	S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	414,407
	2,500,000	S	WaMu Mortgage Pass-Through Certificates, 5.709%, due 02/25/37	2,158,233
	144,366	S	Washington Mutual Mortgage Pass-through Certificates, 0.560%, due 01/25/45	122,289
	146,505	S	Washington Mutual Mortgage Pass-through Certificates, 0.570%, due 01/25/45	124,013
	19,352	S	Washington Mutual Mortgage Pass-through Certificates, 1.712%, due 08/25/42	17,594
	42,866	S	Washington Mutual Mortgage Pass-through Certificates, 2.734%, due 02/27/34	44,032
	904,487	S	Washington Mutual Mortgage Pass-through Certificates, 2.984%, due 07/25/46	696,200
	971,554	S	Washington Mutual Mortgage Pass-through Certificates, 2.984%, due 08/25/46	736,415
	654,673	S	Wells Fargo Mortgage-Backed Securities Trust, 2.867%, due 12/25/34	642,131
	290,755	S	Wells Fargo Mortgage-Backed Securities Trust, 2.905%, due 05/25/35	289,749
	414,449	S	Wells Fargo Mortgage-Backed Securities Trust, 4.910%, due 01/25/35	417,653
	71,420	S	Wells Fargo Mortgage-Backed Securities Trust, 5.217%, due 08/25/36	71,564
			Total Collateralized Mortgage Obligations
			(Cost $78,062,998)	79,709,477
MUNICIPAL BONDS: 3.6%
			California: 1.7%
	4,000,000		Bay Area Toll Authority, 7.043%, due 04/01/50	4,121,240
	1,000,000	S	California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	992,990
	1,200,000	S	California State Public Works Board, 7.804%, due 03/01/35	1,187,052
	500,000	S	California State University, 6.434%, due 11/01/30	504,400
	200,000		Los Angeles County Public Works Financing Authority, 7.488%, due 08/01/33	208,058
	300,000		Los Angeles County Public Works Financing Authority, 7.618%, due 08/01/40	301,296
	3,500,000		Los Angeles Department of Airports, 6.582%, due 05/15/39	3,464,650
	450,000	S	Orange County Sanitation District, 9.100%, due 02/01/33	439,452
	6,000,000	S	Southern California Public Power Authority, 5.943%, due 07/01/40	5,617,200
	500,000	S	State of California, 7.500%, due 04/01/34	539,805
	400,000	S	State of California, 5.650%, due 04/01/39	419,476
	500,000	S	State of California, 7.550%, due 04/01/39	546,000
	200,000		University of California, 6.398%, due 05/15/31	196,860
	300,000		University of California, 6.548%, due 05/15/48	294,876
				18,833,355
			Illinois: 0.3%
	1,000,000	S	Chicago Transit Authority, 6.200%, due 12/01/40	929,580
	1,400,000	S	Chicago Transit Authority, 6.899%, due 12/01/40	1,377,670
	100,000	S	Chicago Transit Authority, 6.300%, due 12/01/21	104,954
	400,000	S	State of Illinois, 6.725%, due 04/01/35	384,108
	900,000	S	State of Illinois, 4.071%, due 01/01/14	901,134
				3,697,446

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount				Value
			Nebraska: 0.1%
$500,000		S	Public Power Generation Agency, 7.242%, due 01/01/41	$495,265
				495,265
			Nevada: 0.3%
3,300,000		S	City of North Las Vegas NV, 6.572%, due 06/01/40	3,280,695
600,000		S	County of Clark NV, 6.820%, due 07/01/45	592,860
				3,873,555
			New Jersey: 0.1%
600,000		S	New Jersey Economic Development Authority, 1.310%, due 06/15/13	600,090
				600,090
			New York: 0.6%
2,900,000			New York City Municipal Water Finance Authority, 5.882%, due 06/15/44	2,887,994
1,000,000		S	New York City Municipal Water Finance Authority, 6.011%, due 06/15/42	1,024,170
2,900,000			New York City Municipal Water Finance Authority, 6.282%, due 06/15/42	2,884,717
100,000		S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	91,012
200,000		S	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	172,982
				7,060,875
			Ohio: 0.0%
400,000		S	Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	288,172
				288,172
			Texas: 0.5%
2,200,000			City of San Antonio TX, 5.808%, due 02/01/41	2,180,684
2,900,000			City of San Antonio TX, 6.308%, due 02/01/37	2,998,397
400,000		S	Texas State Transportation Commission, 5.178%, due 04/01/30	393,512
				5,572,593
			Wisconsin: 0.0%
105,000		S	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	109,314
				109,314
			Total Municipal Bonds
			(Cost $40,991,650)	40,530,665
OTHER BONDS: 8.0%
			Foreign Government Bonds: 8.0%
BRL	2,000,000	S	Brazil Government International Bond, 10.250%, due 01/10/28	1,225,002
CAD	700,000	#	Canada Housing Trust No 1, 2.750%, due 12/15/15	717,856
CAD	2,400,000		Canada Housing Trust No 1, 3.350%, due 12/15/20	2,410,199
CAD	600,000		Canada Housing Trust No 1, 4.000%, due 06/15/12	636,897
CAD	500,000		Canada Housing Trust No 1, 4.800%, due 06/15/12	535,637
CAD	1,600,000		Canadian Government International Bond, 1.750%, due 03/01/13	1,648,817
CAD	1,800,000	S	Canadian Government International Bond, 2.000%, due 12/01/14	1,830,876
CAD	2,600,000		Canadian Government International Bond, 2.500%, due 09/01/13	2,714,298
CAD	300,000		Canadian Government International Bond, 3.000%, due 12/01/15	314,098
CAD	900,000	S	Canadian Government International Bond, 4.500%, due 06/01/15	1,000,759
	$600,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	646,720
	900,000	S	Federative Republic of Brazil, 12.500%, due 01/05/22	642,207
EUR	1,800,000	#	Instituto de Credito Oficial, 2.941%, due 03/25/14	2,544,491
JPY	4,620,000,000	Z	Japan Treasury Discount Bill, 0.110%, due 04/27/11	55,537,721
JPY	10,000,000	Z	Japan Treasury Discount Bill, 0.110%, due 06/13/11	120,195
	$400,000	#, S	Korea Housing Finance Corp., 4.125%, due 12/15/15	409,309
	600,000	S	Mexico Government International Bond, 6.050%, due 01/11/40	621,000
	250,000	S	Panama Government International Bond, 8.875%, due 09/30/27	338,750
	71,000	S	Panama Government International Bond, 9.375%, due 04/01/29	100,465
	1,600,000		Province of Ontario Canada, 1.375%, due 01/27/14	1,596,872
CAD	200,000		Province of Ontario Canada, 4.200%, due 03/08/18	214,222
CAD	1,000,000		Province of Ontario Canada, 4.200%, due 06/02/20	1,046,746
CAD	400,000		Province of Ontario Canada, 4.300%, due 03/08/17	433,811
CAD	1,000,000		Province of Ontario Canada, 4.400%, due 06/02/19	1,072,439
CAD	600,000		Province of Ontario Canada, 4.600%, due 06/02/39	626,971
CAD	7,900,000		Province of Ontario Canada, 4.700%, due 06/02/37	8,356,807
CAD	300,000		Province of Ontario Canada, 5.500%, due 06/02/18	345,020
RUB	200,000		Russian Foreign Bond - Eurobond, 3.625%, due 04/29/15	203,250
	$716,000		Russian Foreign Bond - Eurobond, 7.500%, due 03/31/30	836,381
	1,000,000	#, S	Societe Financement de l’Economie Francaise, 0.503%, due 07/16/12	1,003,800
EUR	700,000	S	Societe Financement de l’Economie Francaise, 2.125%, due 05/20/12	997,984
	$200,000	#, S	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	210,168
			Total Other Bonds
			(Cost $89,840,753)	90,939,768

Shares			Value
COMMON STOCK: 0.0%
		Financials: 0.0%
3,220	@, L	American International Group, Inc.	$113,151
		Total Common Stock
		(Cost $150,781)	113,151

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
PREFERRED STOCK: 1.3%
		Consumer Discretionary: 0.1%
60,000	@, P, S	Motors Liquidation Co.	$438,750
			438,750
		Financials: 1.2%
77,500	S	American International Group, Inc.	347,975
858,000	S	Citigroup, Inc.	9,876,438
3,400	S	Wells Fargo & Co.	3,519,680
			13,744,093
		Total Preferred Stock
		(Cost $19,082,977)	14,182,843

# of Contracts			Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
		Options on Exchange-Traded Futures Contracts: 0.0%
400	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $95.000 - Exp 06/13/11	$2,500
199	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $95.750 - Exp 06/13/11	1,244
251	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $96.000 - Exp 06/13/11	1,569
20	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $96.500 - Exp 06/13/11	125
550	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $97.250 - Exp 06/13/11	3,437
1,140	@	Put Option CME
		90-Day Eurodollar June Futures
		Strike @ $97.500 - Exp 06/13/11	7,125
380	@	Put Option CME
		90-Day Eurodollar September Futures
		Strike @ $96.750 - Exp 09/19/11	2,375
107	@	Put Option CME
		90-Day Eurodollar September Futures
		Strike @ $97.000 - Exp 09/19/11	669
		Total Positions in Purchased Options
		(Cost $26,661)	19,044
		Total Long-Term Investments
		(Cost $880,544,706)	893,244,741

Principal Amount			Value
SHORT-TERM INVESTMENTS: 27.2%
		Commercial Paper: 2.4%
$5,600,000	S	Intesa Sanpaolo/New York, 1.970%, due 12/21/12	$5,638,696
20,900,000		Kells Funding LLC, 0.270%, due 04/04/11	20,899,373
		Total Commercial Paper
		(Cost $26,538,069)	26,538,069
		U.S. Treasury Bills: 24.0%
40,100,000		0.060%, due 06/16/11	40,094,506
85,800,000		0.090%, due 07/14/11	85,777,692
37,300,000		0.090%, due 07/21/11	37,289,407
3,300,000		0.100%, due 07/28/11	3,298,951
83,500,000		0.120%, due 08/18/11	83,459,753
6,100,000		0.130%, due 08/25/11	6,096,785
13,800,000		0.150%, due 09/15/11	13,790,409
1,400,000		0.150%, due 09/22/11	1,398,951
		Total U.S. Treasury Bills
		(Cost $271,206,454)	271,206,454

Shares				Value
		Securities Lending Collateral(cc): 0.8%
9,385,529		BNY Mellon Overnight Government Fund (1)		$9,385,529
221,484	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		177,187
		Total Securities Lending Collateral
		(Cost $9,607,013)		9,562,716
		Total Short-Term Investments
		(Cost $307,351,536)		307,307,239
		Total Investments in Securities
		(Cost $1,187,896,242)*	106.2%	$1,200,551,980
		Other Assets and Liabilities - Net	(6.2)	(69,621,381)
		Net Assets	100.0%	$1,130,930,599

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

@	Non-income producing security
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

R	Restricted security
L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
±	Defaulted security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
*	Cost for federal income tax purposes is $1,188,052,316.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$29,236,200
	Gross Unrealized Depreciation	(16,736,535)
	Net Unrealized Appreciation	$12,499,665

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$113,151	$—	$—	$113,151
Preferred Stock	3,519,680	10,663,163	—	14,182,843
Positions In Purchased Options	19,044	—	—	19,044
Corporate Bonds/Notes	1,046,053	340,211,883	2,409,229	343,667,165
U.S. Government Agency Obligations	—	301,343,916	—	301,343,916
U.S. Treasury Obligations	—	15,527,531	—	15,527,531
Asset-Backed Securities	—	7,211,181	—	7,211,181
Collateralized Mortgage Obligations	—	79,709,477	—	79,709,477
Municipal Bonds	—	40,530,665	—	40,530,665
Other Bonds	—	89,935,968	1,003,800	90,939,768
Short-Term Investments	9,385,529	297,744,523	177,187	307,307,239
Total Investments, at value	$14,083,457	$1,182,878,307	$3,590,216	$1,200,551,980
Other Financial Instruments+:
Forward foreign currency contracts	—	3,684,837	—	3,684,837
Futures	1,003,365	—	—	1,003,365
Swaps, at fair value	—	7,216,160	—	7,216,160
Total Assets	$15,086,822	$1,193,779,304	$3,590,216	$1,212,456,342

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,488,214)	$—	$(2,488,214)
Futures	(1,016,319)	—	—	(1,016,319)
Swaps, at fair value	—	(547,565)	—	(547,565)
Written options	(212,972)	(3,842,089)	—	(4,055,061)
Total Liabilities	$(1,229,291)	$(6,877,868)	$—	$(8,107,159)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$2,395,251	$—	$—	$(22,464)	$—	$36,442	$—	$—	$2,409,229
Other Bonds	1,002,770	—	—	—	—	1,030	—	—	1,003,800
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$3,575,208	$—	$—	$(22,464)	$—	$37,472	$—	$—	$3,590,216

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $37,472.

+ Other Financial Instruments are derivatives not reflected in the  Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

At March 31, 2011 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	South Korean Won
	KRW 223,800,000	BUY	5/9/11	$200,000	$203,522	$3,522
Barclays Bank PLC	Singapore Dollar
	SGD 300,000	BUY	9/9/11	234,636	238,093	3,457
Barclays Bank PLC	South African Rand
	ZAR 760,150	BUY	9/13/11	100,000	109,629	9,629
Barclays Bank PLC	Brazilian Real
	BRL 31,469,761	BUY	4/4/11	18,548,722	19,260,631	711,909
Barclays Bank PLC	Chinese Yuan
	CNY 643,000	BUY	11/15/11	100,078	99,331	(747)
Barclays Bank PLC	Chinese Yuan
	CNY 12,550,000	BUY	2/13/12	1,962,900	1,947,492	(15,408)
Barclays Bank PLC	Indonesian Rupiah
	IDR 2,817,096,000	BUY	7/27/11	305,046	316,977	11,931
Barclays Bank PLC	Indonesian Rupiah
	IDR 1,765,600,000	BUY	4/15/11	200,000	202,281	2,281
Barclays Bank PLC	Indonesian Rupiah
	IDR 882,200,000	BUY	4/15/11	100,000	101,072	1,072
Barclays Bank PLC	Indian Rupee
	INR 72,948,000	BUY	5/9/11	1,574,531	1,623,726	49,195
Barclays Bank PLC	Indian Rupee
	INR 82,899,000	BUY	8/12/11	1,766,816	1,812,720	45,904
Barclays Bank PLC	Indian Rupee
	INR 18,328,000	BUY	5/9/11	400,000	407,957	7,957
Barclays Bank PLC	South Korean Won
	KRW 70,000,000	BUY	5/9/11	62,316	63,658	1,342
Barclays Bank PLC	Malaysian Ringgit
	MYR 500,000	BUY	8/11/11	161,108	163,566	2,458
Barclays Bank PLC	Malaysian Ringgit
	MYR 500,000	BUY	8/11/11	161,901	163,566	1,665
Barclays Bank PLC	Malaysian Ringgit
	MYR 500,000	BUY	8/11/11	162,470	163,566	1,096
Barclays Bank PLC	Philippine Peso
	PHP 4,485,000	BUY	6/15/11	100,000	102,990	2,990
Barclays Bank PLC	Philippine Peso
	PHP 8,937,000	BUY	6/15/11	200,000	205,223	5,223
Barclays Bank PLC	Philippine Peso
	PHP 4,450,000	BUY	6/15/11	100,000	102,187	2,187
Barclays Bank PLC	Philippine Peso
	PHP 22,225,000	BUY	6/15/11	500,000	510,358	10,358
Barclays Bank PLC	Philippine Peso
	PHP 17,748,000	BUY	6/15/11	400,000	407,552	7,552
Barclays Bank PLC	Philippine Peso
	PHP 4,248,000	BUY	4/15/11	100,000	97,804	(2,196)
Barclays Bank PLC	Philippine Peso
	PHP 6,000,000	BUY	11/15/11	135,257	136,881	1,624
Barclays Bank PLC	Philippine Peso
	PHP 2,500,000	BUY	11/15/11	56,689	57,034	345
Barclays Bank PLC	Philippine Peso
	PHP 2,500,000	BUY	11/15/11	56,446	57,034	588
Barclays Bank PLC	Philippine Peso
	PHP 1,977,637	BUY	11/15/11	44,163	45,117	954
Barclays Bank PLC	Philippine Peso
	PHP 2,600,000	BUY	11/15/11	58,493	59,315	822
Barclays Bank PLC	Russian Ruble
	RUB 5,794,000	BUY	4/1/11	200,000	203,784	3,784
Barclays Bank PLC	Russian Ruble
	RUB 8,691,000	BUY	7/1/11	304,200	303,398	(802)
Barclays Bank PLC	Taiwan New Dollar
	TWD 17,103,035	BUY	1/11/12	596,756	586,919	(9,837)
Barclays Bank PLC	Indonesian Rupiah
	IDR 1,494,400,000	BUY	7/27/11	160,000	168,148	8,148
BNP Paribas Bank	EU Euro
	EUR 400,000	BUY	4/19/11	567,124	566,679	(445)
Citigroup, Inc.	Brazilian Real
	BRL 31,469,761	BUY	6/2/11	18,577,191	19,012,505	435,314
Citigroup, Inc.	Chinese Yuan
	CNY 3,866,231	BUY	11/15/11	595,125	597,256	2,131
Citigroup, Inc.	Indonesian Rupiah
	IDR 668,500,000	BUY	7/27/11	70,000	75,219	5,219
Citigroup, Inc.	Indonesian Rupiah
	IDR 1,048,300,000	BUY	7/27/11	110,000	117,954	7,954

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Indonesian Rupiah
	IDR 1,654,740,000	BUY	4/15/11	$180,000	$189,580	$9,580
Citigroup, Inc.	Indonesian Rupiah
	IDR 2,888,200,000	BUY	7/27/11	310,659	324,977	14,318
Citigroup, Inc.	Indonesian Rupiah
	IDR 3,856,000,000	BUY	7/27/11	422,344	433,873	11,529
Citigroup, Inc.	South Korean Won
	KRW 245,000,000	BUY	5/9/11	218,399	222,802	4,403
Citigroup, Inc.	South Korean Won
	KRW 271,800,000	BUY	5/9/11	240,637	247,173	6,536
Citigroup, Inc.	South Korean Won
	KRW 168,000,000	BUY	5/9/11	150,000	152,778	2,778
Citigroup, Inc.	South Korean Won
	KRW 224,400,000	BUY	5/9/11	200,000	204,068	4,068
Citigroup, Inc.	South Korean Won
	KRW 166,890,000	BUY	5/9/11	150,000	151,769	1,769
Citigroup, Inc.	South Korean Won
	KRW 168,750,000	BUY	5/9/11	150,000	153,460	3,460
Citigroup, Inc.	South Korean Won
	KRW 228,040,000	BUY	5/9/11	200,000	207,378	7,378
Citigroup, Inc.	Malaysian Ringgit
	MYR 900,000	BUY	8/11/11	290,876	294,419	3,543
Citigroup, Inc.	Malaysian Ringgit
	MYR 500,000	BUY	8/11/11	162,127	163,566	1,439
Citigroup, Inc.	Malaysian Ringgit
	MYR 700,000	BUY	8/11/11	227,000	228,993	1,993
Citigroup, Inc.	Malaysian Ringgit
	MYR 800,000	BUY	8/11/11	260,019	261,706	1,687
Citigroup, Inc.	Philippine Peso
	PHP 6,840,000	BUY	6/15/11	155,561	157,069	1,508
Citigroup, Inc.	Philippine Peso
	PHP 7,300,000	BUY	6/15/11	166,211	167,632	1,421
Citigroup, Inc.	Philippine Peso
	PHP 2,137,500	BUY	4/15/11	50,000	49,213	(787)
Citigroup, Inc.	Philippine Peso
	PHP 4,270,000	BUY	6/15/11	100,000	98,053	(1,947)
Citigroup, Inc.	Philippine Peso
	PHP 4,310,000	BUY	11/15/11	100,000	98,326	(1,674)
Citigroup, Inc.	Philippine Peso
	PHP 4,339,500	BUY	11/15/11	100,000	98,999	(1,001)
Citigroup, Inc.	Philippine Peso
	PHP 6,525,000	BUY	11/15/11	150,000	148,858	(1,142)
Citigroup, Inc.	Philippine Peso
	PHP 8,722,000	BUY	4/15/11	200,000	200,812	812
Citigroup, Inc.	Philippine Peso
	PHP 8,910,000	BUY	11/15/11	200,000	203,268	3,268
Citigroup, Inc.	Philippine Peso
	PHP 13,263,000	BUY	11/15/11	300,000	302,575	2,575
Citigroup, Inc.	Philippine Peso
	PHP 5,000,000	BUY	11/15/11	112,790	114,067	1,277
Citigroup, Inc.	Singapore Dollar
	SGD 257,280	BUY	6/9/11	200,000	204,138	4,138
Citigroup, Inc.	Canadian Dollar
	CAD 11,623,000	BUY	6/20/11	11,893,445	11,966,253	72,808
Citigroup, Inc.	Indonesian Rupiah
	IDR 12,368,840,000	BUY	1/31/12	1,363,258	1,345,977	(17,281)
Citigroup, Inc.	Mexican Peso
	MXN 821,640	BUY	7/7/11	66,673	68,457	1,784
Citigroup, Inc.	Mexican Peso
	MXN 145,383,925	BUY	7/7/11	11,817,910	12,113,103	295,193
Citigroup, Inc.	Mexican Peso
	MXN 395,000	BUY	7/7/11	32,139	32,911	772
Citigroup, Inc.	Singapore Dollar
	SGD 200,000	BUY	9/9/11	156,548	158,729	2,181
Citigroup, Inc.	Singapore Dollar
	SGD 300,000	BUY	9/9/11	234,393	238,093	3,700
Credit Suisse First Boston	Canadian Dollar
	CAD 608,000	BUY	6/20/11	614,787	625,956	11,169
Deutsche Bank AG	Indonesian Rupiah
	IDR 3,902,000,000	BUY	10/31/11	420,701	431,674	10,973
Deutsche Bank AG	Philippine Peso
	PHP 6,858,000	BUY	6/15/11	156,361	157,482	1,121
Deutsche Bank AG	Philippine Peso
	PHP 4,321,000	BUY	6/15/11	100,000	99,224	(776)
Deutsche Bank AG	Philippine Peso
	PHP 6,607,500	BUY	11/15/11	150,000	150,740	740
Deutsche Bank AG	Taiwan New Dollar
	TWD 3,000,000	BUY	4/6/11	97,800	102,031	4,231

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Taiwan New Dollar
	TWD 3,100,000	BUY	4/6/11	$104,202	$105,432	$1,230
Deutsche Bank AG	Taiwan New Dollar
	TWD 2,240,749	BUY	4/6/11	75,586	76,208	622
Deutsche Bank AG	Mexican Peso
	MXN 1,236,850	BUY	7/7/11	100,000	103,052	3,052
Deutsche Bank AG	Singapore Dollar
	SGD 860,000	BUY	6/9/11	659,196	682,365	23,169
Deutsche Bank AG	Singapore Dollar
	SGD 473,400	BUY	6/9/11	363,846	375,618	11,772
Deutsche Bank AG	Singapore Dollar
	SGD 500,000	BUY	9/9/11	392,049	396,822	4,773
Goldman Sachs & Co.	South Korean Won
	KRW 56,327,500	BUY	5/9/11	49,636	51,224	1,588
Goldman Sachs & Co.	South Korean Won
	KRW 789,110,000	BUY	8/12/11	700,000	713,412	13,412
Goldman Sachs & Co.	Philippine Peso
	PHP 8,784,000	BUY	11/15/11	200,000	200,393	393
Goldman Sachs & Co.	South Korean Won
	KRW 111,900,000	BUY	5/9/11	100,000	101,761	1,761
Goldman Sachs & Co.	Singapore Dollar
	SGD 129,180	BUY	6/9/11	100,000	102,498	2,498
Goldman Sachs & Co.	Singapore Dollar
	SGD 257,380	BUY	6/9/11	200,000	204,217	4,217
Goldman Sachs & Co.	Singapore Dollar
	SGD 194,370	BUY	6/9/11	150,000	154,222	4,222
Goldman Sachs & Co.	Singapore Dollar
	SGD 130,000	BUY	6/9/11	100,000	103,148	3,148
Goldman Sachs & Co.	Singapore Dollar
	SGD 1,811,929	BUY	6/9/11	1,414,420	1,437,670	23,250
HSBC Bank USA	Chinese Yuan
	CNY 10,541,712	BUY	11/15/11	1,641,883	1,628,485	(13,398)
HSBC Bank USA	Indonesian Rupiah
	IDR 1,711,800,000	BUY	7/27/11	180,000	192,610	12,610
HSBC Bank USA	Indonesian Rupiah
	IDR 1,488,000,000	BUY	7/27/11	160,000	167,428	7,428
HSBC Bank USA	Indonesian Rupiah
	IDR 2,082,300,000	BUY	7/27/11	220,000	234,298	14,298
HSBC Bank USA	Indonesian Rupiah
	IDR 699,500,000	BUY	7/27/11	75,312	78,707	3,395
HSBC Bank USA	Indonesian Rupiah
	IDR 2,971,500,000	BUY	7/27/11	320,412	334,350	13,938
HSBC Bank USA	South Korean Won
	KRW 133,000,000	BUY	5/9/11	118,475	120,949	2,474
HSBC Bank USA	South Korean Won
	KRW 229,500,000	BUY	5/9/11	200,000	208,706	8,706
HSBC Bank USA	Mexican Peso
	MXN 3,683,100	BUY	7/7/11	300,000	306,869	6,869
HSBC Bank USA	Mexican Peso
	MXN 1,221,050	BUY	7/7/11	100,000	101,735	1,735
HSBC Bank USA	Mexican Peso
	MXN 3,665,130	BUY	7/7/11	300,000	305,371	5,371
HSBC Bank USA	Mexican Peso
	MXN 2,455,500	BUY	7/7/11	200,000	204,587	4,587
HSBC Bank USA	Mexican Peso
	MXN 2,455,000	BUY	7/7/11	200,000	204,546	4,546
HSBC Bank USA	Mexican Peso
	MXN 2,440,500	BUY	7/7/11	200,000	203,338	3,338
HSBC Bank USA	Mexican Peso
	MXN 2,442,400	BUY	7/7/11	200,000	203,496	3,496
HSBC Bank USA	Mexican Peso
	MXN 2,434,700	BUY	7/7/11	200,000	202,854	2,854
HSBC Bank USA	Mexican Peso
	MXN 2,434,300	BUY	7/7/11	200,000	202,821	2,821
HSBC Bank USA	Malaysian Ringgit
	MYR 827,962	BUY	8/11/11	269,037	270,853	1,816
HSBC Bank USA	Philippine Peso
	PHP 27,510,000	BUY	6/15/11	628,513	631,719	3,206
HSBC Bank USA	Turkish Lira
	TRY 4,497,087	BUY	7/27/11	2,827,290	2,851,872	24,582
HSBC Bank USA	South African Rand
	ZAR 696,750	BUY	7/28/11	100,000	101,193	1,193
JPMorgan Chase & Co.	Chinese Yuan
	CNY 1,579,000	BUY	11/15/11	245,835	243,924	(1,911)
JPMorgan Chase & Co.	Chinese Yuan
	CNY 10,352,000	BUY	11/15/11	1,608,952	1,599,178	(9,774)
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 849,600,000	BUY	7/27/11	90,000	95,596	5,596

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 923,000,000	BUY	4/15/11	$100,000	$105,746	$5,746
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 2,012,000,000	BUY	7/27/11	219,196	226,388	7,192
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 883,500,000	BUY	4/15/11	100,000	101,221	1,221
JPMorgan Chase & Co.	Indonesian Rupiah
	IDR 1,752,800,000	BUY	4/15/11	200,000	200,815	815
JPMorgan Chase & Co.	Indian Rupee
	INR 9,308,000	BUY	5/9/11	200,000	207,184	7,184
JPMorgan Chase & Co.	South Korean Won
	KRW 305,400,000	BUY	5/9/11	269,305	277,729	8,424
JPMorgan Chase & Co.	South Korean Won
	KRW 334,920,000	BUY	5/9/11	300,000	304,574	4,574
JPMorgan Chase & Co.	South Korean Won
	KRW 333,930,000	BUY	5/9/11	300,000	303,674	3,674
JPMorgan Chase & Co.	South Korean Won
	KRW 342,780,000	BUY	5/9/11	300,000	311,722	11,722
JPMorgan Chase & Co.	South Korean Won
	KRW 227,200,000	BUY	5/9/11	200,000	206,614	6,614
JPMorgan Chase & Co.	South Korean Won
	KRW 4,139,071,437	BUY	5/9/11	3,573,710	3,764,047	190,337
JPMorgan Chase & Co.	Malaysian Ringgit
	MYR 500,000	BUY	8/11/11	162,259	163,566	1,307
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,960,000	BUY	6/15/11	200,000	205,751	5,751
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,984,000	BUY	6/15/11	200,000	206,302	6,302
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,640,000	BUY	6/15/11	200,000	198,403	(1,597)
JPMorgan Chase & Co.	Philippine Peso
	PHP 2,134,000	BUY	4/15/11	50,000	49,132	(868)
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,750,000	BUY	4/15/11	200,000	201,456	1,456
JPMorgan Chase & Co.	Philippine Peso
	PHP 8,820,000	BUY	11/15/11	200,000	201,215	1,215
JPMorgan Chase & Co.	Philippine Peso
	PHP 13,062,000	BUY	6/15/11	300,000	299,946	(54)
JPMorgan Chase & Co.	Russian Ruble
	RUB 2,897,000	BUY	4/1/11	100,000	101,892	1,892
JPMorgan Chase & Co.	Taiwan New Dollar
	TWD 8,762,286	BUY	4/6/11	289,567	298,008	8,441
JPMorgan Chase & Co.	Singapore Dollar
	SGD 128,820	BUY	6/9/11	100,000	102,212	2,212
JPMorgan Chase & Co.	Singapore Dollar
	SGD 192,885	BUY	6/9/11	150,000	153,044	3,044
JPMorgan Chase & Co.	Singapore Dollar
	SGD 129,970	BUY	6/9/11	100,000	103,124	3,124
JPMorgan Chase & Co.	Singapore Dollar
	SGD 262,000	BUY	6/9/11	200,000	207,883	7,883
JPMorgan Chase & Co.	Singapore Dollar
	SGD 200,000	BUY	9/9/11	156,357	158,729	2,372
JPMorgan Chase & Co.	Singapore Dollar
	SGD 100,000	BUY	9/9/11	78,071	79,364	1,293
JPMorgan Chase & Co.	Singapore Dollar
	SGD 652,214	BUY	9/9/11	512,191	517,626	5,435
JPMorgan Chase & Co.	South African Rand
	ZAR 696,950	BUY	4/28/11	100,000	102,614	2,614
JPMorgan Chase & Co.	South African Rand
	ZAR 27,397,248	BUY	7/28/11	4,004,860	3,979,054	(25,806)
JPMorgan Chase & Co.	South Korean Won
	KRW 224,540,000	BUY	5/9/11	200,000	204,195	4,195
JPMorgan Chase & Co.	South Korean Won
	KRW 113,200,000	BUY	5/9/11	100,000	102,943	2,943
JPMorgan Chase & Co.	Philippine Peso
	PHP 7,045,000	BUY	6/15/11	160,661	161,776	1,115
JPMorgan Chase & Co.	Philippine Peso
	PHP 4,310,000	BUY	11/15/11	100,000	98,326	(1,674)
Morgan Stanley	Australian Dollar
	AUD 3,375,000	BUY	4/29/11	3,299,123	3,478,484	179,361
Morgan Stanley	Indonesian Rupiah
	IDR 921,000,000	BUY	4/15/11	100,000	105,517	5,517
Morgan Stanley	Indonesian Rupiah
	IDR 1,818,000,000	BUY	4/15/11	200,000	208,285	8,285
Morgan Stanley	Indonesian Rupiah
	IDR 1,768,000,000	BUY	4/15/11	200,000	202,556	2,556
Morgan Stanley	South Korean Won
	KRW 338,610,000	BUY	5/9/11	300,000	307,930	7,930

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	South Korean Won
	KRW 338,775,000	BUY	5/9/11	$300,000	$308,080	$8,080
Morgan Stanley	South Korean Won
	KRW 225,630,000	BUY	5/9/11	200,000	205,187	5,187
Morgan Stanley	South Korean Won
	KRW 112,400,000	BUY	5/9/11	100,000	102,216	2,216
Morgan Stanley	South Korean Won
	KRW 222,700,000	BUY	5/9/11	200,000	202,522	2,522
Morgan Stanley	South Korean Won
	KRW 100,480,000	BUY	8/12/11	89,375	90,841	1,466
Morgan Stanley	South Korean Won
	KRW 336,750,000	BUY	5/9/11	300,000	306,238	6,238
Morgan Stanley	South Korean Won
	KRW 224,120,000	BUY	5/9/11	200,000	203,813	3,813
Morgan Stanley	South Korean Won
	KRW 338,790,000	BUY	5/9/11	300,000	308,094	8,094
Morgan Stanley	South Korean Won
	KRW 112,900,000	BUY	5/9/11	100,000	102,671	2,671
Morgan Stanley	South Korean Won
	KRW 225,840,000	BUY	5/9/11	200,000	205,378	5,378
Morgan Stanley	Philippine Peso
	PHP 8,720,000	BUY	6/15/11	200,000	200,240	240
Morgan Stanley	Mexican Peso
	MXN 1,222,150	BUY	7/7/11	100,000	101,827	1,827
Morgan Stanley	Mexican Peso
	MXN 1,222,350	BUY	7/7/11	100,000	101,844	1,844
Morgan Stanley	Philippine Peso
	PHP 25,991,500	BUY	3/15/12	596,888	589,650	(7,238)
Morgan Stanley	South African Rand
	ZAR 759,900	BUY	9/13/11	100,000	109,593	9,593
Morgan Stanley	South African Rand
	ZAR 697,650	BUY	4/28/11	100,000	102,717	2,717
Royal Bank of Scotland Group PLC	Indonesian Rupiah
	IDR 850,500,000	BUY	7/27/11	90,000	95,697	5,697
Royal Bank of Scotland Group PLC	South Korean Won
	KRW 266,000,000	BUY	5/9/11	235,117	241,899	6,782
Royal Bank of Scotland Group PLC	South Korean Won
	KRW 125,000,000	BUY	8/12/11	111,957	113,009	1,052
Royal Bank of Scotland Group PLC	Indonesian Rupiah
	IDR 8,237,000,000	BUY	10/31/11	887,417	911,251	23,834
Royal Bank of Scotland Group PLC	Singapore Dollar
	SGD 1,008,592	BUY	6/9/11	766,250	800,265	34,015
Royal Bank of Scotland Group PLC	Singapore Dollar
	SGD 200,000	BUY	9/9/11	155,554	158,729	3,175
Royal Bank of Scotland Group PLC	Singapore Dollar
	SGD 400,000	BUY	9/9/11	314,169	317,458	3,289
UBS Warburg LLC	South Korean Won
	KRW 348,450,000	BUY	5/9/11	300,000	316,878	16,878
UBS Warburg LLC	EU Euro
	EUR 600,000	BUY	4/19/11	844,457	850,019	5,562
UBS Warburg LLC	Mexican Peso
	MXN 1,221,700	BUY	7/7/11	100,000	101,790	1,790
						$2,638,072

Barclays Bank PLC	Russian Ruble
	RUB 8,691,000	SELL	4/1/11	$306,507	$305,677	$830
Barclays Bank PLC	Taiwan New Dollar
	TWD 17,103,035	SELL	4/6/11	580,847	581,679	(832)
Citigroup, Inc.	Brazilian Real
	BRL 31,469,761	SELL	4/4/11	18,832,891	19,260,631	(427,740)
Citigroup, Inc.	Japanese Yen
	JPY 10,000,000	SELL	6/13/11	120,932	120,279	653
Citigroup, Inc.	Japanese Yen
	JPY 4,620,000,000	SELL	4/27/11	56,341,463	55,550,612	790,851
Citigroup, Inc.	EU Euro
	EUR 1,000	SELL	4/19/11	1,394	1,417	(23)
Citigroup, Inc.	Japanese Yen
	JPY 151,718,000	SELL	4/14/11	1,891,911	1,824,115	67,796
Citigroup, Inc.	Japanese Yen
	JPY 145,768,000	SELL	4/18/11	1,817,760	1,752,618	65,142
Citigroup, Inc.	British Pound
	GBP 1,147,000	SELL	6/13/11	1,839,617	1,838,125	1,492
Citigroup, Inc.	Indonesian Rupiah
	IDR 12,368,840,000	SELL	4/15/11	1,418,445	1,417,073	1,372
Credit Suisse First Boston	British Pound
	GBP 1,147,000	SELL	6/13/11	1,840,201	1,838,125	2,076
Deutsche Bank AG	Danish Krone
	DKK 16,202,000	SELL	5/5/11	2,996,431	3,077,774	(81,343)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA	EU Euro
	EUR 47,000	SELL	4/19/11	$64,801	$66,585	$(1,784)
Morgan Stanley	EU Euro
	EUR 1,791,000	SELL	4/19/11	2,531,399	2,537,305	(5,906)
Morgan Stanley	Philippine Peso
	PHP 25,991,500	SELL	4/15/11	598,607	598,417	190
UBS Warburg LLC	EU Euro
	EUR 27,021,000	SELL	4/19/11	36,426,362	38,280,585	(1,854,223)
						$(1,441,449)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2011:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	860	09/19/11	$214,011,000	$258,823
90-Day Eurodollar	1,682	12/19/11	417,955,975	729,403
90-Day Eurodollar	1,376	03/19/12	341,058,800	(43,855)
90-Day Eurodollar	1,322	06/18/12	326,517,475	(362,518)
90-Day Eurodollar	238	09/17/12	58,553,950	(432,112)
90-Day Eurodollar	62	12/17/12	15,197,750	(155,834)
U.S. Treasury 2-Year Note	147	06/30/11	32,064,375	15,139
			$1,405,359,325	$9,046

Short Contracts
U.S. Treasury 10-Year Note	96	06/21/11	$11,427,000	$(22,000)
			$11,427,000	$(22,000)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on March 31, 2011:

Credit Default Swaps on Credit Indices - Sell Protection (1)

		Sell	(Pay)/Receive	Termination	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount (3)		Value (4)	(Received)	(Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	$4,313	$—	$4,313
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	32,695	—	32,695
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	7,197	—	7,197
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	9,730	—	9,730
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	8,700,000	1,037,994	951,690	86,304
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	107,378	96,384	10,994
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	23,862	20,402	3,460
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	668,134	568,052	100,082
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	357,929	298,319	59,610
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	6,100,000	793,326	775,513	17,813
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	104,043	87,942	16,101
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	91,037	82,497	8,540
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	182,074	164,362	17,712
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	4,900,000	637,262	597,962	39,300
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	300,000	39,016	37,681	1,335
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	200,000	27,757	26,959	798
Morgan Stanley	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	7,000,000	232,096	94,031	138,065
Deutsche Bank AG	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	5,400,000	38,881	21,665	17,216
							$4,394,724	$3,823,459	$571,265

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

			Sell	(Pay)/Receive	Termination	Implied Credit Spread at	Notional		Fair	Upfront Premium Paid/	Unrealized Appreciation/
Counterparty	Reference Entity/Obligation		Protection	Fixed Rate (%)	Date	03/31/11 (%) (2)	Amount (3)		Value (4)	(Received)	(Depreciation)
Barclays Bank PLC	Federative Republic of Brazil		Sell	1.000	06/20/15	0.966	USD	500,000	$691	$(5,810)	$6,501
Citigroup, Inc.	Federative Republic of Brazil		Sell	1.000	06/20/15	0.966	USD	500,000	691	(11,613)	12,304
Citigroup, Inc.	Federative Republic of Brazil		Sell	1.000	09/20/15	1.009	USD	1,000,000	(381)	(13,890)	13,509
Goldman Sachs & Co.	Federative Republic of Brazil		Sell	1.000	06/20/15	0.966	USD	500,000	691	(5,427)	6,118
HSBC Bank USA	Federative Republic of Brazil		Sell	1.000	06/20/15	0.966	USD	1,600,000	2,210	(14,288)	16,498
HSBC Bank USA	Federative Republic of Brazil		Sell	1.000	06/20/15	0.966	USD	800,000	1,105	(17,973)	19,078
HSBC Bank USA	Federative Republic of Brazil		Sell	1.000	09/20/15	1.009	USD	900,000	(344)	(7,980)	7,636
HSBC Bank USA	Federative Republic of Brazil		Sell	1.000	03/20/16	1.081	USD	600,000	(2,291)	(2,099)	(192)
UBS Warburg LLC	Federative Republic of Brazil		Sell	1.000	09/20/15	1.009	USD	500,000	(191)	(4,217)	4,026
BNP Paribas Bank	General Electric Capital Corp.		Sell	4.700	12/20/13	0.742	USD	600,000	63,936	—	63,936
Citigroup, Inc.	General Electric Capital Corp.		Sell	5.000	06/20/11	0.322	USD	1,000,000	10,511	(5,109)	15,620
Citigroup, Inc.	General Electric Capital Corp.		Sell	4.325	12/20/13	0.742	USD	300,000	28,940	—	28,940
Morgan Stanley	General Electric Capital Corp.		Sell	1.000	09/20/11	0.322	USD	1,000,000	3,251	(3,909)	7,160
Morgan Stanley	General Electric Capital Corp.		Sell	1.000	12/20/15	1.080	USD	1,700,000	(6,055)	(31,241)	25,186
Barclays Bank PLC	General Electric Capital Corp.		Sell	0.640	12/20/12	0.551	USD	1,200,000	1,849	—	1,849
Deutsche Bank AG	General Electric Capital Corp.		Sell	1.500	09/20/11	0.325	USD	200,000	1,126	—	1,126
Deutsche Bank AG	Government of France O.A.T.		Sell	0.250	03/20/16	0.724	USD	900,000	(20,203)	(34,909)	14,706
Goldman Sachs & Co.	Government of France O.A.T.		Sell	0.250	12/20/15	0.693	USD	300,000	(6,016)	(5,372)	(644)
Morgan Stanley	Government of France O.A.T.		Sell	0.250	03/20/16	0.724	USD	500,000	(11,224)	(16,499)	5,275
Royal Bank of Scotland Group PLC	Government of France O.A.T.		Sell	0.250	12/20/15	0.693	USD	700,000	(14,038)	(12,691)	(1,347)
Royal Bank of Scotland Group PLC	Government of France O.A.T.		Sell	0.250	03/20/16	0.724	USD	500,000	(11,224)	(16,274)	5,050
UBS Warburg LLC	Government of France O.A.T.		Sell	0.250	03/20/16	0.724	USD	800,000	(17,958)	(31,001)	13,043
Deutsche Bank AG	Japanese Government 20-Year Issue		Sell	1.000	03/20/15	0.809	USD	1,000,000	7,357	9,108	(1,751)
Barclays Bank PLC	Merrill Lynch & Co	.	Sell	1.000	12/20/11	0.289	USD	1,800,000	9,346	(3,499)	12,845
Citigroup, Inc.	Metlife Inc.		Sell	1.000	12/20/15	1.432	USD	2,900,000	(55,554)	(99,209)	43,655
Deutsche Bank AG	Metlife Inc.		Sell	1.000	03/20/18	1.686	USD	2,500,000	(104,172)	(141,067)	36,895
UBS Warburg LLC	Metlife Inc.		Sell	1.000	12/20/15	1.432	USD	1,600,000	(30,651)	(81,498)	50,847
Barclays Bank PLC	People’s Republic of China		Sell	1.000	03/20/16	0.677	USD	1,000,000	15,321	11,580	3,741
Deutsche Bank AG	People’s Republic of China		Sell	1.000	03/20/15	0.551	USD	5,000,000	86,787	22,127	64,660
Barclays Bank PLC	Republic of Italy		Sell	1.000	03/20/16	1.456	USD	800,000	(16,814)	(30,059)	13,245
Goldman Sachs & Co.	Republic of Italy		Sell	1.000	03/20/16	1.456	USD	2,800,000	(58,851)	(91,626)	32,775
Goldman Sachs & Co.	Republic of Italy		Sell	1.000	03/20/16	1.456	USD	200,000	(4,203)	(7,428)	3,225
Deutsche Bank AG	Reynolds American Inc.		Sell	1.280	06/20/17	1.419	USD	600,000	(4,693)	—	(4,693)
Citigroup, Inc.	Ruplic of Kazakhstan		Sell	1.000	03/20/16	1.374	USD	300,000	(5,240)	(8,390)	3,150
Deutsche Bank AG	Ruplic of Kazakhstan		Sell	1.000	03/20/16	1.374	USD	300,000	(5,241)	(8,794)	3,553
HSBC Bank USA	Ruplic of Kazakhstan		Sell	1.000	03/20/16	1.374	USD	400,000	(6,987)	(11,366)	4,379
Goldman Sachs & Co.	Spanish Government		Sell	1.000	03/20/16	2.308	USD	300,000	(17,468)	(19,612)	2,144
BNP Paribas Bank	United Kingdom Gilt		Sell	1.000	12/20/14	0.397	USD	100,000	2,202	555	1,647
Deutsche Bank AG	United Kingdom Gilt		Sell	1.000	12/20/14	0.397	USD	200,000	4,406	1,042	3,364
Goldman Sachs & Co.	United Kingdom Gilt		Sell	1.000	06/20/15	0.450	USD	4,600,000	103,816	34,201	69,615
Goldman Sachs & Co.	United Kingdom Gilt		Sell	1.000	12/20/15	0.512	USD	800,000	17,743	16,777	966
Goldman Sachs & Co.	United Kingdom Gilt		Sell	1.000	12/20/15	0.512	USD	1,000,000	22,178	21,179	999
Morgan Stanley	United Kingdom Gilt		Sell	1.000	12/20/14	0.397	USD	100,000	2,202	555	1,647
Barclays Bank PLC	United Mexican States		Sell	1.000	03/20/15	0.890	USD	600,000	2,537	(10,466)	13,003
Citigroup, Inc.	United Mexican States		Sell	1.000	03/20/15	0.890	USD	600,000	2,538	(10,680)	13,218
Citigroup, Inc.	United Mexican States		Sell	1.000	09/20/15	0.956	USD	1,000,000	1,870	(13,442)	15,312
Citigroup, Inc.	United Mexican States		Sell	1.000	03/20/16	1.021	USD	8,000,000	(7,946)	(44,660)	36,714
Deutsche Bank AG	United Mexican States		Sell	1.000	03/20/15	0.890	USD	200,000	846	(3,560)	4,406
UBS Warburg LLC	United States Treasury Note		Sell	0.250	09/20/15	0.351	EUR	5,000,000	(30,453)	(65,052)	34,599
									$(44,048)	$(773,586)	$729,538

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Deutsche Bank AG	06/15/11	AUD	800,000	$(749)	$(333)	$(416)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW UBS Warburg LLC	06/15/11	AUD	9,100,000	(8,520)	(727)	(7,793)

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/12	BRL	1,500,000	4,517	—	4,517

Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/13	BRL	3,900,000	7,414	5,974	1,440

Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/13	BRL	12,500,000	101,257	16,990	84,267

Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Barclays Bank PLC	01/02/14	BRL	3,200,000	(7,619)	11,267	(18,886)

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/12	BRL	11,100,000	71,947	2,645	69,302

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/12	BRL	1,900,000	11,847	1,237	10,610

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/13	BRL	8,500,000	21,955	1,061	20,894

Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/13	BRL	3,500,000	9,794	(3,237)	13,031

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Goldman Sachs & Co.	01/02/14	BRL	4,200,000	38,648	23,245	15,403

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	1,400,000	4,414	—	4,414

Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	16,100,000	169,528	7,035	162,493

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/12	BRL	13,000,000	119,554	25,620	93,934

Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	5,300,000	5,313	(2,666)	7,979

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	11,200,000	28,930	11,321	17,609

Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	5,000,000	42,101	9,661	32,440

Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/13	BRL	14,300,000	146,698	—	146,698

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized HSBC Bank USA	01/02/14	BRL	400,000	2,996	1,808	1,188

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Merrill Lynch & Co., Inc.	01/02/12	BRL	2,100,000	44,591	—	44,591

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Merrill Lynch & Co., Inc.	01/02/12	BRL	2,900,000	90,009	(4,417)	94,426

Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Merrill Lynch & Co., Inc.	01/02/12	BRL	400,000	25,053	531	24,522

Receive a fixed rate equal to 11.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/12	BRL	20,600,000	88,564	(3,670)	92,234

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2011 (continued)

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/13	BRL	2,500,000	$8,875	$2,565	$6,310

Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/13	BRL	9,200,000	66,889	22,837	44,052

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/14	BRL	3,100,000	(20,786)	(435)	(20,351)

Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Morgan Stanley	01/02/14	BRL	1,600,000	11,260	5,506	5,754

Receive a fixed rate equal to 12.080% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Royal Bank of Scotland Group PLC	01/02/12	BRL	2,500,000	18,287	2,190	16,097

Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	(5,897)	2,499	(8,396)

Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/12	BRL	2,500,000	(24,830)	(5,772)	(19,058)

Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/12	BRL	1,800,000	7,578	—	7,578

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/13	BRL	2,100,000	10,614	3,153	7,461

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized UBS Warburg LLC	01/02/14	BRL	2,600,000	7,169	5,039	2,130

Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Barclays Bank PLC	01/28/15	MXN	104,200,000	155,503	(915)	156,418

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Citigroup, Inc.	01/28/15	MXN	19,900,000	29,111	(1,030)	30,141

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Citigroup, Inc.	09/12/16	MXN	5,700,000	35,785	—	35,785

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Morgan Stanley	06/15/41	USD	28,900,000	400,953	320,673	80,280

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Morgan Stanley	06/15/21	USD	1,600,000	21,596	44,348	(22,752)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Citigroup, Inc.	06/15/41	USD	7,100,000	98,504	163,654	(65,150)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Royal Bank of Scotland Group PLC	06/15/41	USD	15,700,000	217,819	314,608	(96,789)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Barclays Bank PLC	06/15/41	USD	5,900,000	81,855	115,501	(33,646)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Goldman Sachs & Co.	06/15/41	USD	2,800,000	38,847	83,813	(44,966)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% HSBC Bank USA	06/15/41	USD	5,000,000	69,369	76,633	(7,264)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% UBS Warburg LLC	06/15/41	USD	300,000	4,162	11,268	(7,106)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Deutsche Bank AG	06/15/21	USD	4,800,000	64,788	152,177	(87,389)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% Citigroup, Inc.	06/15/21	USD	1,600,000	21,596	47,833	(26,237)

Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.500% UBS Warburg LLC	06/15/21	USD	1,600,000	21,596	45,140	(23,544)
				$2,358,885	$1,514,630	$844,255

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Inflation Floors Outstanding on March 31, 2011:

Inflation Floors

		Strike	Floor	Termination	Notional		Premiums	Fair
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount		Received	Value
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(8,906)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(11,446)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(13,480)
Deutsche Bank AG	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(7,134)
							$67,240	$(40,966)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Swaptions Open on March 31, 2011:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premiums
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value

Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	3.100%	04/25/11	USD	7,300,000	28,835	(2,884)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	21,800,000	197,358	(263,684)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	1,700,000	23,885	(10,394)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	(40,400)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	16,900,000	182,931	(204,416)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(267,188)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	11,800,000	122,491	(174,554)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	13,000,000	141,396	(157,243)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	6,000,000	81,900	(36,684)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	18,400,000	112,916	(256,330)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,523	(507)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	74,368	(161,256)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,000,000	470,204	(835,858)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	10,800,000	105,840	(159,761)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	31,100,000	274,720	(376,174)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	(88,084)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.700%	04/25/11	USD	7,300,000	29,200	(40,600)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	3,400,000	48,057	(20,788)
								$2,243,692	$(3,096,805)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Forward Volatility Options Open on March 31, 2011:

		Exercise	Expiration	Notional		Premiums	Fair
Description	Counterparty	Price (3)	Date	Amount		Received	Value
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14) (1)	Morgan Stanley	0.000	10/11/12	USD	23,400,000	$260,071	$(413,719)
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14) (2)	Morgan Stanley	0.000	11/14/12	USD	18,800,000	204,472	(331,565)
						$464,543	$(745,284)

(1) The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2) The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3) Exercise price determined on the observation date, based upon implied volatility parameters.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on March 31, 2011:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premiums
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CME 90-Day Eurodollar September Futures	99.375	USD	09/19/11	99	40,816	(58,163)
Put Option CME 90-Day Eurodollar September Futures	99.375	USD	09/19/11	99	64,271	(17,325)
Put Option CME 90-Day Eurodollar March Futures	99.000	USD	03/19/12	123	100,566	(69,187)
Call Option CBOT U.S. Treasury 10-Year Note May Futures	123.000	USD	04/21/11	4	1,803	(125)
Put Option CBOT U.S. Treasury 10-Year Note May Futures	118.500	USD	04/21/11	4	1,552	(2,250)
Call Option CBOT U.S. Treasury 10-Year Note June Futures	122.000	USD	05/20/11	107	49,723	(28,422)
Put Option CBOT U.S. Treasury 10-Year Note June Futures	117.000	USD	05/20/11	75	34,125	(37,500)
					$292,856	$(212,972)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2011:

Derivatives Fair Value*
Credit contracts	$4,350,676
Foreign exchange contracts	451,339
Interest rate contracts	(985,768)
Total	$3,816,247

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 16.9%
		Consumer Discretionary: 1.3%
8,548		International Game Technology	$138,734
2,908		Lear Corp.	142,114
6,760	@	Scientific Games Corp.	59,082
32,023		Service Corp. International	354,174
13,347		Sonic Automotive, Inc.	186,991
10,909		Starbucks Corp.	403,088
2,967	@	WMS Industries, Inc.	104,883
			1,389,066
		Consumer Staples: 0.2%
41,700	@	Alliance One International, Inc.	167,634
			167,634
		Energy: 1.2%
46,381	@	Hercules Offshore, Inc.	306,578
6,900		Marathon Oil Corp.	367,839
3,600		QEP Resources, Inc.	145,944
17,091	@	SandRidge Energy, Inc.	218,765
2,859	@	Transocean Ltd.	222,859
			1,261,985
		Financials: 0.3%
500		CME Group, Inc.	150,775
1,162	@	KNIA Holdings	8,125
5,133		Legg Mason, Inc.	185,250
1,476	@	Perseus Holding Corp.	—
			344,150
		Health Care: 3.5%
7,838		Aetna, Inc.	293,376
1,400	@	Alere, Inc.	54,796
3,531		Alere, Inc.	972,791
5,604	@	Bio-Rad Laboratories, Inc.	673,265
5,800		Cigna Corp.	256,824
11,045	@	Thermo Fisher Scientific, Inc.	613,550
6,200		UnitedHealth Group, Inc.	280,240
5,350	@	Waters Corp.	464,915
			3,609,757
		Industrials: 3.5%
17,548	@	BE Aerospace, Inc.	623,480
8,180	@	Cooper Industries PLC	530,882
13,112	@	DigitalGlobe, Inc.	367,529
8,220		ESCO Technologies, Inc.	313,593
4,100	@	General Cable Corp.	177,530
7,255	@	GeoEye, Inc.	301,663
6,900		ITT Corp.	414,345
9,019		Kennametal, Inc.	351,741
5,300		Lennox International, Inc.	278,674
16,300	@	Orbital Sciences Corp.	308,396
			3,667,833
		Information Technology: 1.7%
6,500	@	Blackboard, Inc.	235,560
8,600	@	Ingram Micro, Inc.	180,858
7,319	@	Itron, Inc.	413,084
168	@	Magnachip Semiconductors S.A.	—
42,600	@	PMC - Sierra, Inc.	319,500
4,000	@	Research In Motion Ltd.	226,280
10,664	@	TE Connectivity, Ltd.	371,320
			1,746,602
		Materials: 4.1%
2,871		FMC Corp.	243,834
16,600		Freeport-McMoRan Copper & Gold, Inc.	922,130
35,785	@	Georgia Gulf Corp.	1,324,045
34,415	@	LyondellBasell Industries NV	1,361,113
91,233	@	Polymet Mining Corp.	180,641
5,400		Texas Industries, Inc.	244,242
			4,276,005
		Telecommunication Services: 0.3%
28,800		Windstream Corp.	370,656
			370,656
		Utilities: 0.8%
15,964		CMS Energy Corp.	313,533
10,100	@	NRG Energy, Inc.	217,554
3,738		Public Service Enterprise Group, Inc.	117,784
2,800		Sempra Energy	149,800
			798,671
		Total Common Stock
		(Cost $10,893,008)	17,632,359

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
15,655		Annaly Capital Management, Inc.	$273,180
		Total Real Estate Investment Trusts
		(Cost $224,078)	273,180
PREFERRED STOCK: 4.0%
		Consumer Staples: 0.1%
8,500	@, #	2009 Dole Food Automatic Common Exchange Security Trust	110,367
			110,367
		Energy: 0.8%
11,500		Petroquest Energy, Inc.	541,029
1,400		SandRidge Energy, Inc.	253,498
			794,527
		Financials: 2.6%
100	#, P	Ally Financial, Inc.	93,056
31,880	P	Forest City Enterprises, Inc.	2,182,830
10,000	@, P	GMAC Capital Trust I	255,000
775	@	Perseus Holding Corp.	—
5,000		Sovereign Capital Trust	220,000
			2,750,886
		Industrials: 0.5%
2,200	P	General Cable Corp.	476,438
			476,438
		Total Preferred Stock
		(Cost $2,812,419)	4,132,218
WARRANTS: 0.0%
		Information Technology: 0.0%
840		Magnachip Semiconductors S.A.	—
		Total Warrants
		(Cost $13)	—

Principal Amount			Value
CORPORATE BONDS/NOTES: 73.3%
		Consumer Discretionary: 6.8%
$530,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	$578,363
385,000		Beazer Homes USA, Inc., 9.125%, due 06/15/18	391,256
145,000	#	Cambium Learning Group, Inc., 9.750%, due 02/15/17	147,538
350,000		DR Horton, Inc., 2.000%, due 05/15/14	400,750
66,876		Federal Mogul Corp., 2.188%, due 12/28/15	65,360
131,078		Federal Mogul Corp., 2.198%, due 12/29/14	128,105
100,000	#	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, due 05/01/21	97,500
472,000		Ford Motor Co., 4.250%, due 11/15/16	857,860
575,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	687,125
2,600,000		Lear Corp. Escrow	—
104,000	#	Lennar Corp., 2.750%, due 12/15/20	113,490
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	106,050
225,591		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	227,847
509,352	&, #	Pegasus Solutions, Inc., 13.000%, due 04/15/14	382,014
71,000		Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	74,195
75,000		Regal Entertainment Group, 9.125%, due 08/15/18	80,625
205,000		Scientific Games International, Inc., 9.250%, due 06/15/19	226,013
500,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	468,125
360,000		Sonic Automotive, Inc., 5.000%, due 10/01/29	474,750
163,000		Sonic Automotive, Inc., 9.000%, due 03/15/18	174,003
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, due 12/01/17	120,803
980,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	1,011,850
175,000	#	XM Satellite Radio, Inc., 7.000%, due 12/01/14	232,750
			7,046,372
		Consumer Staples: 6.5%
430,000		Alliance One International, Inc., 5.500%, due 07/15/14	463,325
825,000		Alliance One International, Inc., 10.000%, due 07/15/16	840,469
267,300		Ardent Health Services, 6.500%, due 09/15/15	269,082
175,000	#	Blue Merger Sub, Inc., 7.625%, due 02/15/19	178,281
287,000	#	C&S Group Enterprises LLC, 8.375%, due 05/01/17	295,251
125,000	&	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	128,906
249,375		Green Mountain Coffee Roasters, Inc., 5.500%, due 12/16/16	251,038
100,000	#	NBTY, Inc., 9.000%, due 10/01/18	109,000
650,000		NCO Group, Inc., 5.188%, due 11/15/13	578,500
293,972		NCO Group, Inc., 7.500%, due 05/15/13	288,093
497,500		Pierre Foods, Inc., 7.000%, due 07/29/16	500,713
253,000		Revlon Consumer Products Corp., 9.750%, due 11/15/15	275,138
244,444		SHG Services, Inc., 7.500%, due 09/23/16	246,125
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	581,675
734,962		Web Service Co. LLC, 7.000%, due 08/28/14	734,962
830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	887,063
200,000	&, #	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, due 02/15/16	202,500
			6,830,121

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Energy: 10.6%
$217,000	#, S	American Petroleum Tankers LLC/AP Tankers Co., 10.250%, due 05/01/15	$229,478
220,473		Aquilex Holdings LLC, 6.000%, due 03/11/16	220,932
89,000	#	Carrizo Oil & Gas, Inc., 8.625%, due 10/15/18	94,785
75,000	#	Chaparral Energy, Inc., 8.250%, due 09/01/21	77,438
300,000		Chesapeake Energy Corp., 2.250%, due 12/15/38	277,125
620,000		Chesapeake Energy Corp., 2.500%, due 05/15/37	676,575
170,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	185,725
125,000		Comstock Resources, Inc., 7.750%, due 04/01/19	127,344
390,000		Concho Resources, Inc., 7.000%, due 01/15/21	411,450
150,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, due 04/01/21	152,250
130,000	#	Energy Partners Ltd., 8.250%, due 02/15/18	130,000
200,000		Enterprise Products Operating L.P., 7.000%, due 06/01/67	199,192
110,000		Enterprise Products Operating L.P., 8.375%, due 08/01/66	118,928
500,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	497,500
400,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	495,500
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, due 08/15/17	756,875
205,000	#	Goodrich Petroleum Corp., 8.875%, due 03/15/19	205,256
450,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	468,000
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	500,000
100,000	#	James River Coal Co., 3.125%, due 03/15/18	105,765
730,000		Massey Energy Co., 3.250%, due 08/01/15	829,463
71,000		Newpark Resources, Inc., 4.000%, due 10/01/17	74,018
135,000		Parker Drilling Co., 9.125%, due 04/01/18	145,800
175,000	#	PetroHawk Energy Corp., 7.250%, due 08/15/18	181,125
75,000		Pioneer Drilling Co., 9.875%, due 03/15/18	81,000
250,000	#	Precision Drilling Corp., 6.625%, due 11/15/20	258,125
785,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	779,113
345,000	#	SandRidge Energy, Inc., 7.500%, due 03/15/21	358,369
1,835,000		Tesoro Corp., 6.500%, due 06/01/17	1,899,225
250,000		Tesoro Corp., 9.750%, due 06/01/19	285,000
130,000	#	Venoco, Inc., 8.875%, due 02/15/19	130,163
125,000		Whiting Petroleum Corp., 6.500%, due 10/01/18	130,000
			11,081,519
		Financials: 8.4%
699		AES Red Oak, LLC, 8.540%, due 11/30/19	713
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	580,425
143,460		Alliant Insurance Services, 3.307%, due 08/21/14	141,532
304,509		Amwins Group, Inc., 2.820%, due 06/11/13	302,416
140,000		BAC Capital Trust VI, 5.625%, due 03/08/35	122,521
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	170,200
300,000	#	CEVA Group PLC, 11.500%, due 04/01/18	327,375
145,000	#	CEVA Group PLC, 11.625%, due 10/01/16	160,225
2,225,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	2,063,671
40,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	38,800
100,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, due 03/15/18	107,000
150,000	#	Host Hotels & Resorts L.P., 2.500%, due 10/15/29	211,688
216,700		HUB International Holdings, Inc., 6.750%, due 06/13/14	216,321
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	374,400
190,000		Janus Capital Group, Inc., 6.700%, due 06/15/17	205,041
273,000	#	Lexington Realty Trust, 6.000%, due 01/15/30	380,494
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	963,082
540,000	#, S	Offshore Group Investments Ltd., 11.500%, due 08/01/15	602,100
200,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	218,000
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, due 02/15/21	233,825
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	340,863
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, due 09/01/17	465,920
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	443,625
110,000	#	USI Holdings Corp., 4.188%, due 11/15/14	107,525
			8,777,762
		Health Care: 7.5%
710,000		Alere, Inc., 3.000%, due 05/15/16	804,075
275,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	373,656
253,000		BioScrip, Inc., 10.250%, due 10/01/15	264,701
200,000	#	ConvaTec Healthcare SA, 10.500%, due 12/15/18	211,000
250,000		Cubist Pharmaceuticals, Inc., 2.250%, due 06/15/13	271,250
532,000		Cubist Pharmaceuticals, Inc., 2.500%, due 11/01/17	580,545
500,000		Emergency Medical Services Corp., 5.000%, due 03/01/12	500,000
397,500		Gentiva Health Services, Inc., 4.750%, due 08/17/16	401,061
228,000		Gentiva Health Services, Inc., 11.500%, due 09/01/18	259,065
450,000		Hologic, Inc., 2.000%, due 12/15/37	549,563
350,000		Kindred Healthcare Inc., 4.000%, due 02/07/12	350,000
332,000		Lantheus Medical Imaging, Inc., 9.750%, due 05/15/17	347,770
690,000		MannKind Corp., 3.750%, due 12/15/13	351,038
287,000		Omnicare, Inc., 3.250%, due 12/15/35	267,628
82,083		RehabCare Group, Inc., 6.000%, due 11/24/15	82,571
878,852	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	903,020
145,000	#	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, due 02/01/19	147,538
200,000		Vanguard Health Systems, 11.450%, due 02/01/16	128,000
846,000		Vertex Pharmaceuticals, Inc., 3.350%, due 10/01/15	1,032,120
			7,824,601

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Industrials: 11.9%
$250,000	#	ADS Tactical, Inc., 11.000%, due 04/01/18	$256,250
390,000		American Airlines Pass-Through Trust, 8.608%, due 04/01/11	390,064
195,000		American Railcar Industries, Inc., 7.500%, due 03/01/14	199,388
225,000		Coleman Cable, Inc., 9.000%, due 02/15/18	237,938
85,000		Continental Airlines, Inc., 4.500%, due 01/15/15	121,869
34,801		Continental Airlines, Inc., 7.461%, due 04/01/13	35,323
249,051		DAE Aviation Holdings, 5.310%, due 07/31/14	248,896
477,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	518,738
509,000	+	General Cable Corp., 4.500% (step rate 2.250%), due 11/15/29	713,236
220,000		GeoEye, Inc., 9.625%, due 10/01/15	249,975
120,000		Greenbrier Cos., Inc., 3.500%, due 04/01/18	120,000
535,000	S	Greenbrier Cos., Inc., 8.375%, due 05/15/15	553,725
623,000		Horizon Lines, Inc., 4.250%, due 08/15/12	487,498
224,876		Hudson Product Corp., 8.500%, due 08/27/15	219,254
245,979		Hunter Defense Technologies, 3.560%, due 08/01/14	241,674
100,000	#	Huntington Ingalls Industries, Inc., 6.875%, due 03/15/18	104,875
80,000	#	Huntington Ingalls Industries, Inc., 7.125%, due 03/15/21	83,800
190,000	#	Liberty Tire Recycling, 11.000%, due 10/01/16	214,225
665,000		MasTec, Inc., 4.000%, due 06/15/14	999,163
500,000		Mueller Water Products, 7.375%, due 06/01/17	491,250
620,000		Navistar International Corp., 3.000%, due 10/15/14	939,300
355,000	#	New Enterprise Stone & Lime Co., 11.000%, due 09/01/18	361,213
68,059		Niagara Corp., 10.500%, due 06/29/14	64,656
75,000	#	Polypore International, Inc., 7.500%, due 11/15/17	79,125
1,165,000		Roper Industries, Inc., 1.481%, due 01/15/34	1,253,831
255,000	#	SunPower Corp., 4.500%, due 03/15/15	272,187
135,000	#	Swift Services Holdings, Inc., 10.000%, due 11/15/18	147,150
53,000	#	USG Corp., 8.375%, due 10/15/18	55,650
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	2,775,080
			12,435,333
		Information Technology: 5.9%
198,217		Aeroflex, Inc., 4.313%, due 08/15/14	198,465
316,000	#	Allen Systems Group, Inc., 10.500%, due 11/15/16	322,320
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	1,013,750
250,000		Ciena Corp., 0.875%, due 06/15/17	245,313
525,000	#	CommScope, Inc., 8.250%, due 01/15/19	551,250
221,182		Dealer Computer Services, Inc., 5.250%, due 04/21/17	222,205
89,000	#	First Data Corp., 8.250%, due 01/15/21	89,223
21,000		First Data Corp., 9.875%, due 09/24/15	21,630
89,000	#	First Data Corp., 12.625%, due 01/15/21	97,010
149,250		Interactive Data Corp., 4.750%, due 01/31/18	150,102
150,000	#	Mentor Graphics Corp., 4.000%, due 04/01/31	150,000
305,000		National Money Mart Co., 10.375%, due 12/15/16	341,600
550,000		Nuance Communications, Inc., 2.750%, due 08/15/27	692,313
556,000		ON Semiconductor Corp., 2.625%, due 12/15/26	657,470
310,000	#	Seagate HDD Cayman, 7.750%, due 12/15/18	322,400
254,000	#	SunGard Data Systems, Inc., 7.375%, due 11/15/18	260,985
399,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	415,958
375,000	#	WebMD Health Corp., 2.500%, due 01/31/18	378,750
			6,130,744
		Materials: 8.2%
550,000	#	Algoma Acquisition Corp., 9.875%, due 06/15/15	508,750
250,000	#	Aperam, 7.375%, due 04/01/16	255,625
150,000	#	Appleton Papers, Inc., 10.500%, due 06/15/15	158,625
640,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	634,400
350,000		Exopack Holding Corp., 11.250%, due 02/01/14	361,813
298,500		Goodman Global, Inc., 5.750%, due 10/06/16	300,715
400,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, due 01/01/17	431,000
225,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	233,719
261,000		Graphic Packaging International Corp., 9.500%, due 08/15/13	268,178
475,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	504,688
219,000	#	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, due 11/15/20	227,623
215,000	#, S	Ineos Finance PLC, 9.000%, due 05/15/15	235,694
235,000	#, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	238,231
150,000	#	JMC Steel Group, 8.250%, due 03/15/18	154,125
300,000	#	Midwest Vanadium Pty Ltd., 11.500%, due 02/15/18	310,875
264,000	#	Momentive Performance Materials, Inc., 9.000%, due 01/15/21	273,570
390,202	&	Noranda Aluminium Acquisition Corp., 5.193%, due 05/15/15	377,520
1,400,000		Nova Chemicals Corp., 7.875%, due 09/15/25	1,365,000
675,000	#	Novelis, Inc., 8.750%, due 12/15/20	745,875
325,000	#	Packaging Dynamics Corp., 8.750%, due 02/01/16	333,938
180,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	231,300
370,000		Texas Industries, Inc., 9.250%, due 08/15/20	401,450
			8,552,714
		Telecommunication Services: 5.9%
242,330		BCE, Inc., 3.250%, due 10/31/14	242,128
247,436		Cengage Learning Acquisitions, Inc., 2.500%, due 07/04/14	237,636
450,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	455,625
230,000		Cincinnati Bell, Inc., 8.375%, due 10/15/20	226,550
240,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	227,700

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services (continued)
$850,000		Cricket Communications, Inc., 7.750%, due 10/15/20	$858,500
245,000		Frontier Communications Corp., 8.500%, due 04/15/20	266,744
435,000		Frontier Communications Corp., 8.750%, due 04/15/22	473,063
262,000		Global Crossing Ltd., 12.000%, due 09/15/15	299,990
185,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	191,938
150,000		Intelsat Corp., 3.303%, due 02/01/14	147,422
50,000	#	Intelsat Jackson Holdings SA, 7.250%, due 04/01/19	50,313
342,406	&	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	377,503
225,000		MetroPCS Wireless, Inc., 6.625%, due 11/15/20	225,281
1,445,000		Millicom International Cellular S.A. Escrow	—
700,000		PAETEC Holding Corp., 8.875%, due 06/30/17	757,750
20,816		Telesat Canada / Telesat LLC, 3.250%, due 10/31/14	20,799
270,000		Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	302,063
246,827		Wide Open West, 8.750%, due 06/18/14	248,061
200,000		Windstream Corp., 7.750%, due 10/15/20	206,500
350,000	#	Windstream Corp., 7.750%, due 10/01/21	357,438
			6,173,004
		Utilities: 1.6%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	466,800
430,000	#	Intergen NV, 9.000%, due 06/30/17	465,475
275,000	#	NRG Energy, Inc., 7.625%, due 01/15/18	285,656
130,000		PNM Resources, Inc., 9.250%, due 05/15/15	147,550
375,000	#	Texas Competitive Electric Holdings Co., LLC, 15.000%, due 04/01/21	311,250
			1,676,731
		Total Corporate Bonds/Notes
		(Cost $66,966,282)	76,528,901
ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.700%, due 01/25/47	54,537
150,000	#	Dominos Pizza Master Issuer LLC, 5.261%, due 04/25/37	152,793
		Total Asset-Backed Securities
		(Cost $208,154)	207,330
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36	1,045,880
		Total Collateralized Mortgage Obligations
		(Cost $1,008,560)	1,045,880
MUNICIPAL BONDS: 3.1%
		Illinois: 0.4%
375,000		Illinois Finance Authority, 6.500%, due 10/15/40	372,113
			372,113
		Louisiana: 0.1%
145,000		Parish of St James LA, 7.700%, due 10/01/22	144,983
			144,983
		New Jersey: 0.3%
290,000		New Jersey Economic Development Authority, 6.250%, due 09/15/29	263,192
			263,192
		Ohio: 0.4%
160,000		State of Ohio, 5.600%, due 08/01/32	126,176
335,000		State of Ohio, 5.650%, due 03/01/33	263,109
			389,285
		Oregon: 0.1%
145,000		State of Oregon, 5.700%, due 12/01/25	134,537
			134,537
		Texas: 1.7%
995,000		Alliance Airport Authority, 5.750%, due 12/01/29	703,634
130,000		Alliance Airport Authority, 5.250%, due 12/01/29	86,064
280,000		City of Houston TX, 6.750%, due 07/01/29	271,883
150,000		Dallas-Fort Worth International Airport Facilities Improvement Corp., 6.375%, due 05/01/35	110,909
250,000		Port of Corpus Christi Authority of Nueces County, 6.700%, due 11/01/30	250,530
375,000		Red River Authority, 6.700%, due 11/01/30	375,394
			1,798,414
		Virginia: 0.1%
160,000		Goochland County Industrial Development Authority, 5.650%, due 12/01/25	148,826
			148,826
		Total Municipal Bonds
		(Cost $3,249,983)	3,251,350
		Total Long-Term Investments
		(Cost $85,362,497)	103,071,218

Shares		Value
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
1,475,662	BlackRock Liquidity Funds, TempFund, Institutional Class	$1,475,662
	Total Short-Term Investments
	(Cost $1,475,662)	1,475,662

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
	Total Investments in Securities
	(Cost $86,838,159)*	100.2%	$104,546,880
	Other Assets and Liabilities - Net	(0.2)	(157,821)
	Net Assets	100.0%	$104,389,059

@	Non-income producing security
&	Payment-in-kind
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

P	Preferred Stock may be called prior to convertible date.
S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

±	Defaulted security
*	Cost for federal income tax purposes is $86,893,889.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$20,581,979
	Gross Unrealized Depreciation	(2,928,988)
	Net Unrealized Appreciation	$17,652,991

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,389,066	$—	$—	$1,389,066
Consumer Staples	167,634	—	—	167,634
Energy	1,261,985	—	—	1,261,985
Financials	336,025	8,125	—	344,150
Health Care	3,609,757	—	—	3,609,757
Industrials	3,667,833	—	—	3,667,833
Information Technology	1,746,602	—	—	1,746,602
Materials	4,276,005	—	—	4,276,005
Telecommunication Services	370,656	—	—	370,656
Utilities	798,671	—	—	798,671
Total Common Stock	17,624,234	8,125	—	17,632,359
Real Estate Investment Trusts	273,180	—	—	273,180
Preferred Stock	—	1,949,388	2,182,830	4,132,218
Corporate Bonds/Notes	—	76,528,901	—	76,528,901
Asset-Backed Securities	—	207,330	—	207,330
Collateralized Mortgage Obligations	—	1,045,880	—	1,045,880
Municipal Bonds	—	3,251,350	—	3,251,350
Short-Term Investments	1,475,662	—	—	1,475,662
Total Investments, at value	$19,373,076	$82,990,974	$2,182,830	$104,546,880

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Preferred Stock	$1,931,673	$—	$—	$—	$—	$251,157	$—	$—	$2,182,830
Total Investments, at value	$1,931,673	$—	$—	$—	$—	$251,157	$—	$—	$2,182,830

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $251,157.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,052,386	@	ING Artio Foreign Portfolio - Class I		$12,470,771
3,918,817		ING BlackRock Inflation Protected Bond Portfolio - Class I		41,578,643
1,247,499		ING Clarion Global Real Estate Portfolio - Class I		12,474,990
537,403		ING Clarion Real Estate Portfolio - Class I		12,559,110
1,542,808		ING Davis New York Venture Portfolio - Class I		29,035,656
4,057,377		ING Floating Rate Fund - Class I		41,628,687
3,528,989		ING Global Bond Fund - Class I		41,536,199
3,075,107		ING Goldman Sachs Commodity Strategy Portfolio - Class I		25,338,882
3,042,199		ING Growth and Income Portfolio - Class I		70,366,061
4,747,003		ING Intermediate Bond Portfolio - Class I		58,150,788
2,884,983	@	ING International Core Fund - Class I		28,965,225
807,491	@	ING International Growth Fund - Class I		8,276,788
1,178,186		ING Large Cap Growth Portfolio - Class I		16,600,643
2,804,163		ING Limited Maturity Bond Portfolio - Class I		29,051,126
911,631		ING Marsico Growth Portfolio - Class I		16,619,032
822,206		ING MidCap Opportunities Portfolio - Class I		10,400,901
4,835,604		ING PIMCO High Yield Portfolio - Class I		50,145,218
12,790,193		ING PIMCO Total Return Bond Portfolio - Class I		157,830,978
888,264		ING Pioneer Mid Cap Value Portfolio - Class I		10,357,158
850,479		ING Small Company Portfolio - Class I		16,660,878
1,746,686		ING T. Rowe Price Capital Appreciation Portfolio - Class I		41,483,799
3,990,117		ING T. Rowe Price Equity Income Portfolio - Class I		49,637,050
361,952		ING T. Rowe Price Growth Equity Portfolio - Class I		20,736,252
1,074,129		ING Templeton Foreign Equity Portfolio - Class I		12,406,185
477,666		ING Thornburg Value Portfolio - Class I		16,555,897
		Total Investments in Affiliated Investment Companies
		(Cost $729,115,479)*	100.1%	$830,866,917
		Other Assets and Liabilities - Net	(0.1)	(593,470)
		Net Assets	100.0%	$830,273,447

	@	Non-income producing security
	*	Cost for federal income tax purposes is $764,577,388.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$66,289,529
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$66,289,529

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$830,866,917	$—	$—	$830,866,917
Total Investments, at value	$830,866,917	$—	$—	$830,866,917

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,324,561	@	ING Artio Foreign Portfolio - Class I		$39,396,049
4,597,725		ING Clarion Global Real Estate Portfolio - Class I		45,977,252
282,939		ING Clarion Real Estate Portfolio - Class I		6,612,284
2,436,916		ING Davis New York Venture Portfolio - Class I		45,862,755
3,009,731		ING Equity Dividend Fund - Class I		32,715,771
5,126,960		ING Floating Rate Fund - Class I		52,602,612
5,574,136		ING Global Bond Fund - Class I		65,607,575
4,856,948		ING Goldman Sachs Commodity Strategy Portfolio - Class I		40,021,255
4,805,296		ING Growth and Income Portfolio - Class I		111,146,496
7,161,052	@	ING International Core Fund - Class I		71,896,960
3,826,351	@	ING International Growth Fund - Class I		39,220,094
1,731,465		ING JPMorgan Emerging Markets Equity Portfolio - Class I		39,581,286
3,721,959		ING Large Cap Growth Portfolio - Class I		52,442,409
3,239,869		ING Marsico Growth Portfolio - Class I		59,062,817
3,116,847		ING MidCap Opportunities Portfolio - Class I		39,428,113
6,364,843		ING PIMCO High Yield Portfolio - Class I		66,003,427
7,443,034		ING PIMCO Total Return Bond Portfolio - Class I		91,847,048
3,367,317		ING Pioneer Mid Cap Value Portfolio - Class I		39,262,920
4,030,043		ING Small Company Portfolio - Class I		78,948,551
2,758,947		ING T. Rowe Price Capital Appreciation Portfolio - Class I		65,524,995
7,878,249		ING T. Rowe Price Equity Income Portfolio - Class I		98,005,416
1,029,089		ING T. Rowe Price Growth Equity Portfolio - Class I		58,956,482
3,959,041		ING Templeton Foreign Equity Portfolio - Class I		45,726,929
754,495		ING Thornburg Value Portfolio - Class I		26,150,796
		Total Investments in Affiliated Investment Companies (Cost $1,104,648,256)*	100.0%	$1,312,000,292
		Other Assets and Liabilities - Net	0.0	116,984
		Net Assets	100.0%	$1,312,117,276

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,156,489,797.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$156,167,741
		Gross Unrealized Depreciation		(657,246)
		Net Unrealized Appreciation		$155,510,495

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,312,000,292	$—	$—	$1,312,000,292
Total Investments, at value	$1,312,000,292	$—	$—	$1,312,000,292

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,845,096	@	ING Artio Foreign Portfolio - Class I		$33,714,384
1,060,073	@	ING Baron Small Cap Growth Portfolio - Class I		22,505,343
3,934,611		ING Clarion Global Real Estate Portfolio - Class I		39,346,106
726,380		ING Clarion Real Estate Portfolio - Class I		16,975,494
1,959,977		ING Columbia Small Cap Value Portfolio - Class I		22,500,535
1,787,547		ING Davis New York Venture Portfolio - Class I		33,641,643
3,605,965		ING Equity Dividend Fund - Class I		39,196,841
3,290,625		ING Floating Rate Fund - Class I		33,761,812
2,385,110		ING Global Bond Fund - Class I		28,072,748
4,156,225		ING Goldman Sachs Commodity Strategy Portfolio - Class I		34,247,295
3,386,619		ING Growth and Income Portfolio - Class I		78,332,509
6,685,490	@	ING International Core Fund - Class I		67,122,316
4,366,046	@	ING International Growth Fund - Class I		44,751,970
2,469,562		ING JPMorgan Emerging Markets Equity Portfolio - Class I		56,454,189
3,981,481		ING Large Cap Growth Portfolio - Class I		56,099,072
3,080,678		ING Marsico Growth Portfolio - Class I		56,160,764
3,111,871		ING MidCap Opportunities Portfolio - Class I		39,365,171
3,268,188		ING PIMCO High Yield Portfolio - Class I		33,891,111
3,639,792		ING PIMCO Total Return Bond Portfolio - Class I		44,915,034
3,361,991		ING Pioneer Mid Cap Value Portfolio - Class I		39,200,819
1,724,386		ING Small Company Portfolio - Class I		33,780,718
944,424		ING T. Rowe Price Capital Appreciation Portfolio - Class I		22,430,074
8,989,524		ING T. Rowe Price Equity Income Portfolio - Class I		111,829,673
978,530		ING T. Rowe Price Growth Equity Portfolio - Class I		56,060,007
4,840,172		ING Templeton Foreign Equity Portfolio - Class I		55,903,982
645,689		ING Thornburg Value Portfolio - Class I		22,379,582
		Total Investments in Affiliated Investment Companies (Cost $941,941,033)*	100.1%	$1,122,639,192
		Other Assets and Liabilities - Net	(0.1)	(690,795)
		Net Assets	100.0%	$1,121,948,397

	@	Non-income producing security
	*	Cost for federal income tax purposes is $989,324,085.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$133,317,323
		Gross Unrealized Depreciation		(2,216)
		Net Unrealized Appreciation		$133,315,107

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,122,639,192	$—	$—	$1,122,639,192
Total Investments, at value	$1,122,639,192	$—	$—	$1,122,639,192

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,444,110	@	ING Artio Foreign Portfolio - Class I		$28,962,706
683,000	@	ING Baron Small Cap Growth Portfolio - Class I		14,500,083
3,621,502		ING Clarion Global Real Estate Portfolio - Class I		36,215,015
1,262,804		ING Columbia Small Cap Value Portfolio - Class I		14,496,984
959,756		ING Davis New York Venture Portfolio - Class I		18,062,610
2,323,303		ING Equity Dividend Fund - Class I		25,254,308
2,151,399		ING Global Bond Fund - Class I		25,321,961
2,677,846		ING Goldman Sachs Commodity Strategy Portfolio - Class I		22,065,452
1,870,269		ING Growth and Income Portfolio - Class I		43,259,322
4,666,417	@	ING International Core Fund - Class I		46,850,830
3,516,309	@	ING International Growth Fund - Class I		36,042,167
2,227,632		ING JPMorgan Emerging Markets Equity Portfolio - Class I		50,923,671
2,565,248		ING Large Cap Growth Portfolio - Class I		36,144,340
1,984,865		ING Marsico Growth Portfolio - Class I		36,184,095
2,577,809		ING MidCap Opportunities Portfolio - Class I		32,609,283
2,785,002		ING Pioneer Mid Cap Value Portfolio - Class I		32,473,128
1,851,690		ING Small Company Portfolio - Class I		36,274,610
1,064,853		ING T. Rowe Price Capital Appreciation Portfolio - Class I		25,290,264
5,791,902		ING T. Rowe Price Equity Income Portfolio - Class I		72,051,268
693,508		ING T. Rowe Price Growth Equity Portfolio - Class I		39,731,081
3,430,343		ING Templeton Foreign Equity Portfolio - Class I		39,620,463
312,010		ING Thornburg Value Portfolio - Class I		10,814,281
		Total Investments in Affiliated Investment Companies (Cost $590,669,872)*	100.0%	$723,147,922
		Other Assets and Liabilities - Net	(0.0)	(280,350)
		Net Assets	100.0%	$722,867,572

	@	Non-income producing security
	*	Cost for federal income tax purposes is $621,327,271.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$101,820,651
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$101,820,651

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$723,147,922	$—	$—	$723,147,922
Total Investments, at value	$723,147,922	$—	$—	$723,147,922

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
55,684	@	ING Artio Foreign Portfolio - Class I		$659,861
15,559	@	ING Baron Small Cap Growth Portfolio - Class I		330,315
82,498		ING Clarion Global Real Estate Portfolio - Class I		824,984
28,766		ING Columbia Small Cap Value Portfolio - Class I		330,239
21,863		ING Davis New York Venture Portfolio - Class I		411,466
52,925		ING Equity Dividend Fund - Class I		575,294
49,010		ING Global Bond Fund - Class I		576,853
61,003		ING Goldman Sachs Commodity Strategy Portfolio - Class I		502,664
42,605		ING Growth and Income Portfolio - Class I		985,465
106,325	@	ING International Core Fund - Class I		1,067,503
80,100	@	ING International Growth Fund - Class I		821,024
50,750		ING JPMorgan Emerging Markets Equity Portfolio - Class I		1,160,148
58,436		ING Large Cap Growth Portfolio - Class I		823,369
45,215		ING Marsico Growth Portfolio - Class I		824,275
58,722		ING MidCap Opportunities Portfolio - Class I		742,838
63,443		ING Pioneer Mid Cap Value Portfolio - Class I		739,744
42,182		ING Small Company Portfolio - Class I		826,348
24,257		ING T. Rowe Price Capital Appreciation Portfolio - Class I		576,114
131,943		ING T. Rowe Price Equity Income Portfolio - Class I		1,641,368
15,798		ING T. Rowe Price Growth Equity Portfolio - Class I		905,075
78,137		ING Templeton Foreign Equity Portfolio - Class I		902,479
7,108		ING Thornburg Value Portfolio - Class I		246,355
		Total Investments in Affiliated Investment Companies (Cost $15,318,032)*	99.9%	$16,473,781
		Other Assets and Liabilities - Net	0.1	11,377
		Net Assets	100.0%	$16,485,158

	@	Non-income producing security
	*	Cost for federal income tax purposes is $15,341,719.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,132,062
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$1,132,062

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$16,473,781	$—	$—	$16,473,781
Total Investments, at value	$16,473,781	$—	$—	$16,473,781

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 108.1%
21,879	@	ING Artio Foreign Portfolio - Class I		$259,270
8,147	@	ING Baron Small Cap Growth Portfolio - Class I		172,965
43,202		ING Clarion Global Real Estate Portfolio - Class I		432,024
15,064		ING Columbia Small Cap Value Portfolio - Class I		172,929
13,742		ING Davis New York Venture Portfolio - Class I		258,618
19,762		ING Equity Dividend Fund - Class I		214,809
36,672		ING Global Bond Fund - Class I		431,631
31,910		ING Goldman Sachs Commodity Strategy Portfolio - Class I		262,936
26,039		ING Growth and Income Portfolio - Class I		602,273
59,995	@	ING International Core Fund - Class I		602,348
41,961	@	ING International Growth Fund - Class I		430,105
26,567		ING JPMorgan Emerging Markets Equity Portfolio - Class I		607,310
24,485		ING Large Cap Growth Portfolio - Class I		344,993
23,680		ING Marsico Growth Portfolio - Class I		431,680
27,334		ING MidCap Opportunities Portfolio - Class I		345,771
25,158		ING PIMCO High Yield Portfolio - Class I		260,889
29,540		ING Pioneer Mid Cap Value Portfolio - Class I		344,436
13,252		ING Small Company Portfolio - Class I		259,610
18,158		ING T. Rowe Price Capital Appreciation Portfolio - Class I		431,241
58,753		ING T. Rowe Price Equity Income Portfolio - Class I		730,885
7,522		ING T. Rowe Price Growth Equity Portfolio - Class I		430,963
37,216		ING Templeton Foreign Equity Portfolio - Class I		429,848
4,965		ING Thornburg Value Portfolio - Class I		172,071
		Total Investments in Affiliated Investment Companies
		(Cost $8,122,674)*	108.1%	$8,629,605
		Other Assets and Liabilities - Net	(8.1)	(647,228)
		Net Assets	100.0%	$7,982,377

	@	Non-income producing security
	*	Cost for federal income tax purposes is $8,126,523.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$503,874
		Gross Unrealized Depreciation		(792)
		Net Unrealized Appreciation		$503,082

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$8,629,605	$—	$—	$8,629,605
Total Investments, at value	$8,629,605	$—	$—	$8,629,605

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 114.3%
31,523		ING BlackRock Inflation Protected Bond Portfolio - Class I		$334,456
8,638		ING Clarion Real Estate Portfolio - Class I		201,878
11,526		ING Davis New York Venture Portfolio - Class I		216,929
32,629		ING Floating Rate Fund - Class I		334,771
28,390		ING Global Bond Fund - Class I		334,154
24,690		ING Goldman Sachs Commodity Strategy Portfolio - Class I		203,446
22,324		ING Growth and Income Portfolio - Class I		516,359
54,555		ING Intermediate Bond Portfolio - Class I		668,300
13,269	@	ING International Core Fund - Class I		133,222
12,997	@	ING International Growth Fund - Class I		133,223
90,245		ING Limited Maturity Bond Portfolio - Class I		934,935
38,864		ING PIMCO High Yield Portfolio - Class I		403,022
135,389		ING PIMCO Total Return Bond Portfolio - Class I		1,670,698
16,058		ING T. Rowe Price Equity Income Portfolio - Class I		199,766
2,330		ING T. Rowe Price Growth Equity Portfolio - Class I		133,480
11,528		ING Templeton Foreign Equity Portfolio - Class I		133,154
3,844		ING Thornburg Value Portfolio - Class I		133,250
		Total Investments in Affiliated Investment Companies
		(Cost $6,583,682)*	114.3%	$6,685,043
		Other Assets and Liabilities - Net	(14.3)	(833,941)
		Net Assets	100.0%	$5,851,102

	@	Non-income producing security
	*	Cost for federal income tax purposes is $6,592,051.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$112,863
		Gross Unrealized Depreciation		(19,871)
		Net Unrealized Appreciation		$92,992

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$6,685,043	$—	$—	$6,685,043
Total Investments, at value	$6,685,043	$—	$—	$6,685,043

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 110.2%
33,359	@	ING Artio Foreign Portfolio - Class I		$395,304
23,725		ING Clarion Global Real Estate Portfolio - Class I		237,251
10,214		ING Clarion Real Estate Portfolio - Class I		238,695
31,444		ING Davis New York Venture Portfolio - Class I		591,785
46,291		ING Floating Rate Fund - Class I		474,943
67,122		ING Global Bond Fund - Class I		790,027
58,397		ING Goldman Sachs Commodity Strategy Portfolio - Class I		481,191
61,288		ING Growth and Income Portfolio - Class I		1,417,592
32,246		ING Intermediate Bond Portfolio - Class I		395,009
86,267	@	ING International Core Fund - Class I		866,123
46,091	@	ING International Growth Fund - Class I		472,434
13,894		ING JPMorgan Emerging Markets Equity Portfolio - Class I		317,612
44,822		ING Large Cap Growth Portfolio - Class I		631,541
45,720		ING Limited Maturity Bond Portfolio - Class I		473,656
34,678		ING Marsico Growth Portfolio - Class I		632,173
25,017		ING MidCap Opportunities Portfolio - Class I		316,470
45,967		ING PIMCO High Yield Portfolio - Class I		476,676
140,842		ING PIMCO Total Return Bond Portfolio - Class I		1,737,995
27,039		ING Pioneer Mid Cap Value Portfolio - Class I		315,271
32,344		ING Small Company Portfolio - Class I		633,618
43,194		ING T. Rowe Price Capital Appreciation Portfolio - Class I		1,025,858
101,232		ING T. Rowe Price Equity Income Portfolio - Class I		1,259,330
11,017		ING T. Rowe Price Growth Equity Portfolio - Class I		631,141
54,503		ING Templeton Foreign Equity Portfolio - Class I		629,505
10,225		ING Thornburg Value Portfolio - Class I		354,384
		Total Investments in Affiliated Investment Companies
		(Cost $15,038,649)*	110.2%	$15,795,584
		Other Assets and Liabilities - Net	(10.2)	(1,468,518)
		Net Assets	100.0%	$14,327,066

	@	Non-income producing security
	*	Cost for federal income tax purposes is $15,043,909.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$773,955
		Gross Unrealized Depreciation		(22,280)
		Net Unrealized Appreciation		$751,675

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$15,795,584	$—	$—	$15,795,584
Total Investments, at value	$15,795,584	$—	$—	$15,795,584

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
1,110,839		ING BlackRock Inflation Protected Bond Portfolio - Class I		$11,786,006
304,684		ING Clarion Real Estate Portfolio - Class I		7,120,469
437,321		ING Davis New York Venture Portfolio - Class I		8,230,380
1,150,141		ING Floating Rate Fund - Class I		11,800,443
1,000,330		ING Global Bond Fund - Class I		11,773,888
871,782		ING Goldman Sachs Commodity Strategy Portfolio - Class I		7,183,481
862,321		ING Growth and Income Portfolio - Class I		19,945,495
1,922,274		ING Intermediate Bond Portfolio - Class I		23,547,851
467,310	@	ING International Core Fund - Class I		4,691,788
457,766	@	ING International Growth Fund - Class I		4,692,103
2,952,358		ING Limited Maturity Bond Portfolio - Class I		30,586,426
1,370,763		ING PIMCO High Yield Portfolio - Class I		14,214,810
4,770,416		ING PIMCO Total Return Bond Portfolio - Class I		58,866,930
565,502		ING T. Rowe Price Equity Income Portfolio - Class I		7,034,846
82,079		ING T. Rowe Price Growth Equity Portfolio - Class I		4,702,280
405,986		ING Templeton Foreign Equity Portfolio - Class I		4,689,135
135,396		ING Thornburg Value Portfolio - Class I		4,692,820
		Total Investments in Affiliated Investment Companies
		(Cost $218,972,611)*	100.1%	$235,559,151
		Other Assets and Liabilities - Net	(0.1)	(118,022)
		Net Assets	100.0%	$235,441,129

	@	Non-income producing security
	*	Cost for federal income tax purposes is $226,395,335.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$9,420,499
		Gross Unrealized Depreciation		(256,683)
		Net Unrealized Appreciation		$9,163,816

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$235,559,151	$—	$—	$235,559,151
Total Investments, at value	$235,559,151	$—	$—	$235,559,151

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2011 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 101.2%
22,947	@	ING Artio Foreign Portfolio - Class I		$271,924
38,450		ING BlackRock Inflation Protected Bond Portfolio - Class I		407,952
17,574		ING Clarion Real Estate Portfolio - Class I		410,711
23,427		ING Davis New York Venture Portfolio - Class I		440,900
66,339		ING Floating Rate Fund - Class I		680,638
57,708		ING Global Bond Fund - Class I		679,229
50,279		ING Goldman Sachs Commodity Strategy Portfolio - Class I		414,299
45,361		ING Growth and Income Portfolio - Class I		1,049,194
66,536		ING Intermediate Bond Portfolio - Class I		815,068
60,665	@	ING International Core Fund - Class I		609,080
26,410	@	ING International Growth Fund - Class I		270,701
24,083		ING Large Cap Growth Portfolio - Class I		339,333
117,915		ING Limited Maturity Bond Portfolio - Class I		1,221,599
18,634		ING Marsico Growth Portfolio - Class I		339,705
10,756		ING MidCap Opportunities Portfolio - Class I		136,063
39,530		ING PIMCO High Yield Portfolio - Class I		409,929
187,138		ING PIMCO Total Return Bond Portfolio - Class I		2,309,282
11,621		ING Pioneer Mid Cap Value Portfolio - Class I		135,498
13,907		ING Small Company Portfolio - Class I		272,444
28,563		ING T. Rowe Price Capital Appreciation Portfolio - Class I		678,380
54,378		ING T. Rowe Price Equity Income Portfolio - Class I		676,458
7,103		ING T. Rowe Price Growth Equity Portfolio - Class I		406,918
29,274		ING Templeton Foreign Equity Portfolio - Class I		338,112
7,812		ING Thornburg Value Portfolio - Class I		270,748
		Total Investments in Affiliated Investment Companies
		(Cost $12,994,641)*	101.2%	$13,584,165
		Other Assets and Liabilities - Net	(1.2)	(163,054)
		Net Assets	100.0%	$13,421,111

	@	Non-income producing security
	*	Cost for federal income tax purposes is $13,002,025.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$611,288
		Gross Unrealized Depreciation		(29,148)
		Net Unrealized Appreciation		$582,140

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$13,584,165	$—	$—	$13,584,165
Total Investments, at value	$13,584,165	$—	$—	$13,584,165

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Consumer Discretionary: 17.5%
21,400		Advance Auto Parts, Inc.	$1,404,268
8,100	@	Autozone, Inc.	2,215,836
107,900	@	Bed Bath & Beyond, Inc.	5,208,333
142,100	@	Carmax, Inc.	4,561,410
28,200	@	Central European Media Enterprises Ltd.	595,020
112,200		Chico’s FAS, Inc.	1,671,780
13,300	@	Chipotle Mexican Grill, Inc.	3,622,521
63,400		Choice Hotels International, Inc.	2,463,090
164,100		Coach, Inc.	8,539,764
79,000		CTC Media, Inc.	1,862,030
66,700	@	Ctrip.com International Ltd. ADR	2,767,383
56,400	@	Dick’s Sporting Goods, Inc.	2,254,872
152,350	@	Discovery Communications, Inc. - Class C	5,364,244
67,500	@	Dollar General Corp.	2,116,125
53,250	@	Dollar Tree, Inc.	2,956,440
70,000		Expedia, Inc.	1,586,200
27,400	@	Fossil, Inc.	2,566,010
71,700		Gap, Inc.	1,624,722
82,600		Gentex Corp.	2,498,650
29,000	@	Hyatt Hotels Corp.	1,248,160
118,100		International Game Technology	1,916,763
61,400		Kohl’s Corp.	3,256,656
318,300	@	Liberty Media Corp. - Interactive - Class A	5,105,532
19,600	@	Liberty Media Corp. - Starz	1,520,960
68,150	@	Madison Square Garden, Inc.	1,839,369
163,112		Marriott International, Inc.	5,803,525
193,300		Mattel, Inc.	4,818,969
129,400		McGraw-Hill Cos., Inc.	5,098,360
41,600		Men’s Wearhouse, Inc.	1,125,696
11,800	@	New Oriental Education & Technology Group ADR	1,180,826
69,300		Omnicom Group	3,399,858
71,600	@	O’Reilly Automotive, Inc.	4,114,136
28,600	@	Panera Bread Co.	3,632,200
40,800		Petsmart, Inc.	1,670,760
19,500	@	Priceline.com, Inc.	9,875,580
84,200		Ross Stores, Inc.	5,988,304
112,300	@	Royal Caribbean Cruises Ltd.	4,633,498
56,055		Staples, Inc.	1,088,588
96,000		Starwood Hotels & Resorts Worldwide, Inc.	5,579,520
8,800	L	Strayer Education, Inc.	1,148,312
72,000		Tiffany & Co.	4,423,680
60,750		Tim Hortons, Inc.	2,752,583
110,800	@	Toll Brothers, Inc.	2,190,516
34,800		Tractor Supply Co.	2,083,128
89,500	@	Urban Outfitters, Inc.	2,669,785
45,700		Williams-Sonoma, Inc.	1,850,850
58,950	@	WMS Industries, Inc.	2,083,883
28,900		Wynn Resorts Ltd.	3,677,525
			151,656,220
		Consumer Staples: 3.4%
199,500		Avon Products, Inc.	5,394,480
41,200		Brown-Forman Corp.	2,813,960
39,900	L	Campbell Soup Co.	1,321,089
42,500		Church & Dwight Co., Inc.	3,371,950
37,300		Clorox Co.	2,613,611
50,400		Hershey Co.	2,739,240
21,200		JM Smucker Co.	1,513,468
15,800		Lorillard, Inc.	1,501,158
45,100		McCormick & Co., Inc.	2,157,133
23,200		Mead Johnson Nutrition Co.	1,343,976
72,300		Whole Foods Market, Inc.	4,764,570
			29,534,635
		Energy: 7.5%
97,469		Arch Coal, Inc.	3,512,783
91,900	@	Cameron International Corp.	5,247,490
22,300		Cimarex Energy Co.	2,569,852
56,800	@	Concho Resources, Inc.	6,094,640
44,100	@, L	Continental Resources, Inc.	3,151,827
37,100	@, L	Core Laboratories NV	3,790,507
27,500	L	Diamond Offshore Drilling	2,136,750
29,700	@	Dresser-Rand Group, Inc.	1,592,514
20,700	@	Dril-Quip, Inc.	1,635,921

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Energy (continued)
75,100	@	FMC Technologies, Inc.	$7,095,448
25,500	@	Forest Oil Corp.	964,665
134,200	@	McDermott International, Inc.	3,407,338
20,800		Murphy Oil Corp.	1,527,136
50,300	@	Nabors Industries Ltd.	1,528,114
20,100	@	Newfield Exploration Co.	1,527,801
36,300	@	Oceaneering International, Inc.	3,247,035
39,800		Peabody Energy Corp.	2,864,008
41,600		QEP Resources, Inc.	1,686,464
84,300		Range Resources Corp.	4,928,178
24,600		SM Energy Co.	1,825,074
34,200	@	Southwestern Energy Co.	1,469,574
66,100	@	Tetra Technologies, Inc.	1,017,940
43,800	@	Ultra Petroleum Corp.	2,157,150
			64,978,209
		Financials: 9.0%
15,700	@	Arch Capital Group Ltd.	1,557,283
44,600		Axis Capital Holdings Ltd.	1,557,432
61,600		BankUnited, Inc.	1,768,536
197,200		Brown & Brown, Inc.	5,087,760
93,533	L	CBOE Holdings, Inc.	2,709,651
26,100		City National Corp.	1,489,005
76,000		Eaton Vance Corp.	2,450,240
101,700		Fifth Third Bancorp.	1,411,596
127,413		First Horizon National Corp.	1,428,300
125,000	@, L	Forest City Enterprises, Inc.	2,353,750
64,700	@, L	Green Dot Corp.	2,776,277
47,200		HCC Insurance Holdings, Inc.	1,477,832
40,300	@	IntercontinentalExchange, Inc.	4,978,662
153,600	@	Invesco Ltd.	3,926,016
116,300		Janus Capital Group, Inc.	1,450,261
63,700		Jones Lang LaSalle, Inc.	6,353,438
78,100		Lazard Ltd.	3,247,398
129,500		Moody’s Corp.	4,391,345
100,100	@	MSCI, Inc. - Class A	3,685,682
59,100		Northern Trust Corp.	2,999,325
42,700		NYSE Euronext	1,501,759
501,833	@	Popular, Inc.	1,460,334
45,500		Principal Financial Group, Inc.	1,461,005
154,500		Regions Financial Corp.	1,121,670
23,000		RenaissanceRe Holdings Ltd.	1,586,770
65,300		SEI Investments Co.	1,559,364
125,500	@	SLM Corp.	1,920,150
27,500	@	SVB Financial Group	1,565,575
97,100		TCF Financial Corp.	1,540,006
169,300		TD Ameritrade Holding Corp.	3,533,291
36,600		Waddell & Reed Financial, Inc.	1,486,326
31,700		WR Berkley Corp.	1,021,057
56,800	L	Zions Bancorp.	1,309,808
			78,166,904
		Health Care: 13.4%
40,600	@	Alexion Pharmaceuticals, Inc.	4,006,408
98,800	@	Allscripts Healthcare Solutions, Inc.	2,073,812
56,400	@	American Medical Systems Holdings, Inc.	1,220,496
183,800		AmerisourceBergen Corp.	7,271,128
17,600	@	Arthrocare Corp.	586,784
45,500	@	BioMarin Pharmaceuticals, Inc.	1,143,415
98,500	@	Bruker BioSciences Corp.	2,053,725
25,800	@, L	Cephalon, Inc.	1,955,124
32,700	@	Cerner Corp.	3,636,240
36,700	@	Charles River Laboratories International, Inc.	1,408,546
41,800		Cigna Corp.	1,850,904
56,800	@	Community Health Systems, Inc.	2,271,432
22,000	@	Covance, Inc.	1,203,840
48,300		CR Bard, Inc.	4,796,673
46,400	@	DaVita, Inc.	3,967,664
65,200	@	Dendreon Corp.	2,440,436
58,100		Densply International, Inc.	2,149,119
35,400	@	Edwards Lifesciences Corp.	3,079,800
23,100	@	Gen-Probe, Inc.	1,532,685
47,500	@	Henry Schein, Inc.	3,333,075
69,300	@	Hologic, Inc.	1,538,460
111,000	@, L	Human Genome Sciences, Inc.	3,046,950
22,600	@	Humana, Inc.	1,580,644
50,000	@	Idexx Laboratories, Inc.	3,861,000
52,500	@	Illumina, Inc.	3,678,675
6,700	@	Intuitive Surgical, Inc.	2,234,182
43,000	@	Laboratory Corp. of America Holdings	3,961,590
84,800	@	Life Technologies Corp.	4,445,216

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
40,300	@	Masimo Corp.	$1,333,930
20,300	@	Mettler Toledo International, Inc.	3,491,600
51,000	@	Myriad Genetics, Inc.	1,027,650
44,900		Patterson Cos., Inc.	1,445,331
62,000	@, L	Qiagen NV	1,243,100
66,600		Quest Diagnostics	3,844,152
89,300	@	Regeneron Pharmaceuticals, Inc.	4,013,142
40,200	@	Resmed, Inc.	1,206,000
65,600	@	SXC Health Solutions Corp.	3,594,880
20,300		Techne Corp.	1,453,480
41,200	@	Thoratec Corp.	1,068,316
37,100		Universal Health Services, Inc.	1,833,111
68,000	@	Valeant Pharmaceuticals International, Inc.	3,387,080
37,600	@	Varian Medical Systems, Inc.	2,543,264
81,600	@	Vertex Pharmaceuticals, Inc.	3,911,088
39,900	@	Waters Corp.	3,467,310
18,500	@	Zimmer Holdings, Inc.	1,119,805
			116,311,262
		Industrials: 16.9%
82,600	@	American Reprographics Co.	854,910
78,975		Ametek, Inc.	3,464,633
97,850	@	Babcock & Wilcox Co.	3,266,233
83,300		CH Robinson Worldwide, Inc.	6,175,029
36,900		Clarcor, Inc.	1,657,917
72,300	@	Cooper Industries PLC	4,692,270
32,100	@	Copart, Inc.	1,390,893
38,900		Corporate Executive Board Co.	1,570,393
96,400		Cummins, Inc.	10,567,368
45,100		Donaldson Co., Inc.	2,764,179
17,200		Dun & Bradstreet Corp.	1,380,128
21,300		Elbit Systems Ltd.	1,175,121
53,700		Embraer SA ADR	1,809,690
33,500		Equifax, Inc.	1,301,475
95,700		Expeditors International Washington, Inc.	4,798,398
65,000	L	Fastenal Co.	4,213,950
20,600		Flowserve Corp.	2,653,280
76,900		Fluor Corp.	5,664,454
43,200	@	Foster Wheeler AG	1,625,184
47,200	@	General Cable Corp.	2,043,760
41,100		Goodrich Corp.	3,515,283
52,100		Graco, Inc.	2,370,029
40,200		Harsco Corp.	1,418,658
170,500	@, L	Hertz Global Holdings, Inc.	2,664,915
43,800		Hubbell, Inc.	3,111,114
38,700		IDEX Corp.	1,689,255
39,500	@	II-VI, Inc.	1,965,125
49,200		Iron Mountain, Inc.	1,536,516
64,100		Joy Global, Inc.	6,333,721
61,000	@	Kansas City Southern	3,321,450
64,100		Landstar System, Inc.	2,928,088
24,400		Manpower, Inc.	1,534,272
31,100		Paccar, Inc.	1,628,085
37,400		Pall Corp.	2,154,614
36,300		Precision Castparts Corp.	5,342,634
62,800	@	Quanta Services, Inc.	1,408,604
80,200		Republic Services, Inc.	2,409,208
60,900	L	Ritchie Brothers Auctioneers, Inc.	1,714,335
79,400		Robert Half International, Inc.	2,429,640
30,600		Rockwell Automation, Inc.	2,896,290
44,400		Rockwell Collins, Inc.	2,878,452
41,500		Roper Industries, Inc.	3,588,090
103,400		Skywest, Inc.	1,749,528
240,300		Southwest Airlines Co.	3,034,989
22,800	@	Stericycle, Inc.	2,021,676
43,500	@	Terex Corp.	1,611,240
19,800	@	TransDigm Group, Inc.	1,659,834
21,600		Valmont Industries, Inc.	2,254,392
54,600	@	Verisk Analytics, Inc.	1,788,696
24,700	@	WABCO Holdings, Inc.	1,522,508
43,100		Wabtec Corp.	2,923,473
56,100		Waste Connections, Inc.	1,615,119
32,900		WW Grainger, Inc.	4,529,672
			146,618,770
		Information Technology: 23.9%
83,300	@	Adobe Systems, Inc.	2,762,228
42,700	@	Akamai Technologies, Inc.	1,622,600
114,100		Altera Corp.	5,022,682
72,200		Amphenol Corp.	3,926,958
111,000		Analog Devices, Inc.	4,371,180

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
62,000	@	Ansys, Inc.	$3,359,780
79,600		ARM Holdings PLC ADR	2,242,332
96,400	@	Autodesk, Inc.	4,252,204
78,700	@	BMC Software, Inc.	3,914,538
64,200		CA, Inc.	1,552,356
108,300	@	Check Point Software Technologies	5,528,715
86,100	@, L	Ciena Corp.	2,235,156
50,900	@	Citrix Systems, Inc.	3,739,114
20,300		Computer Sciences Corp.	989,219
54,900	@	Concur Technologies, Inc.	3,044,205
83,100	@	Dolby Laboratories, Inc.	4,089,351
79,000	@	Electronic Arts, Inc.	1,542,870
17,900	@	Equinix, Inc.	1,630,690
17,200	@	F5 Networks, Inc.	1,764,204
26,900		Factset Research Systems, Inc.	2,817,237
63,200	@	Fairchild Semiconductor International, Inc.	1,150,240
19,802		Fidelity National Information Services, Inc.	647,327
25,300	@, L	First Solar, Inc.	4,069,252
43,900	@	Fortinet, Inc.	1,931,600
84,800	@	Genpact Ltd.	1,227,904
36,700		Global Payments, Inc.	1,795,364
135,300	@	GT Solar International, Inc.	1,442,298
74,500	@	Informatica Corp.	3,891,135
69,200		Intersil Corp.	861,540
92,100	@	Intuit, Inc.	4,890,510
18,000	@	Itron, Inc.	1,015,920
114,100		Jabil Circuit, Inc.	2,331,063
60,000	@	JDS Uniphase Corp.	1,250,400
114,800	@	Juniper Networks, Inc.	4,830,784
33,200		KLA-Tencor Corp.	1,572,684
82,000	@	Lam Research Corp.	4,646,120
128,400		Linear Technology Corp.	4,318,092
62,500	@, L	Logitech International S.A.	1,133,125
287,300	@	Marvell Technology Group Ltd.	4,467,515
68,900		Maxim Integrated Products	1,763,840
82,500	@	MEMC Electronic Materials, Inc.	1,069,200
89,700	L	Microchip Technology, Inc.	3,409,497
46,400	@	Micros Systems, Inc.	2,293,552
62,400		National Instruments Corp.	2,044,848
237,400		National Semiconductor Corp.	3,404,316
96,300	@	NetApp, Inc.	4,639,734
332,700	@	Nuance Communications, Inc.	6,507,612
231,000	@	Nvidia Corp.	4,264,260
157,800	@	ON Semiconductor Corp.	1,557,486
134,000		Paychex, Inc.	4,202,240
33,200	@	Polycom, Inc.	1,721,420
114,900	@	QLogic Corp.	2,131,395
43,800	@	Rackspace Hosting, Inc.	1,876,830
74,900	@	Red Hat, Inc.	3,399,711
82,700	@	Rovi Corp.	4,436,855
21,600	@	Salesforce.com, Inc.	2,885,328
185,100	@	Seagate Technology, Inc.	2,665,440
68,400	@	Silicon Laboratories, Inc.	2,955,564
41,400	@, L	Sina Corp.	4,431,456
52,200	@	Skyworks Solutions, Inc.	1,692,324
44,800		Solera Holdings, Inc.	2,289,280
74,000	@	Teradata Corp.	3,751,800
77,900	@	TIBCO Software, Inc.	2,122,775
110,700	@	Trimble Navigation Ltd.	5,594,778
164,900	@	Triquint Semiconductor, Inc.	2,128,859
39,500	@	Varian Semiconductor Equipment Associates, Inc.	1,922,465
45,700	@	VeriSign, Inc.	1,654,797
31,800	@	VistaPrint NV	1,650,420
25,700	@	WebMD Health Corp.	1,372,894
314,100		Western Union Co.	6,523,857
176,200		Xilinx, Inc.	5,779,360
41,000	@	Zebra Technologies Corp.	1,608,840
			207,633,525
		Materials: 5.8%
28,300		Agnico-Eagle Mines Ltd.	1,877,705
34,000		Air Products & Chemicals, Inc.	3,066,120
27,100		Albemarle Corp.	1,619,767
50,400		Carpenter Technology Corp.	2,152,584
18,500		CF Industries Holdings, Inc.	2,530,615
43,200		Cliffs Natural Resources, Inc.	4,245,696
63,100		Compass Minerals International, Inc.	5,901,743
31,600		Ecolab, Inc.	1,612,232
187,700		Eldorado Gold Corp.	3,052,002
185,900		HudBay Minerals, Inc.	3,032,029

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Materials (continued)
51,200	@	Intrepid Potash, Inc.		$1,782,784
35,500		Sherwin-Williams Co.		2,981,645
24,000		Sigma-Aldrich Corp.		1,527,360
81,800		Sociedad Quimica y Minera de Chile SA ADR		4,520,268
78,700	@	Stillwater Mining Co.		1,804,591
38,800	L	United States Steel Corp.		2,092,872
63,200	L	Vulcan Materials Co.		2,881,920
28,500		Walter Industries, Inc.		3,859,755
				50,541,688
		Telecommunication Services: 1.6%
172,900	@	Crown Castle International Corp.		7,356,894
61,200	@	NII Holdings, Inc.		2,550,204
110,050	@	SBA Communications Corp.		4,366,784
				14,273,882
		Utilities: 0.5%
199,700	@	Calpine Corp.		3,169,239
76,800	@	NRG Energy, Inc.		1,654,272
				4,823,511
		Total Common Stock
		(Cost $667,323,269)		864,538,606
PREFERRED STOCK: 0.2%
		Information Technology: 0.2%
58,470	@	Groupon, Inc.		1,847,067
		Total Preferred Stock
		(Cost $1,847,067)		1,847,067
		Total Long-Term Investments
		(Cost $669,170,336)		866,385,673
SHORT-TERM INVESTMENTS: 5.0%
		Mutual Funds: 0.0%
1,000		T. Rowe Price Reserve Investment Fund		1,000
		Total Mutual Funds
		(Cost $1,000)		1,000
		Securities Lending Collateral(cc): 5.0%
41,384,329		BNY Mellon Overnight Government Fund (1)		41,384,329
2,384,768	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,907,814
		Total Securities Lending Collateral
		(Cost $43,769,097)		43,292,143
		Total Short-Term Investments
		(Cost $43,770,097)		43,293,143
		Total Investments in Securities
		(Cost $712,940,433)*	104.7%	$909,678,816
		Other Assets and Liabilities - Net	(4.7)	(41,155,732)
		Net Assets	100.0%	$868,523,084

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $713,429,025.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$227,650,063
		Gross Unrealized Depreciation		(31,400,272)
		Net Unrealized Appreciation		$196,249,791

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$151,656,220	$—	$—	$151,656,220
Consumer Staples	29,534,635	—	—	29,534,635
Energy	64,978,209	—	—	64,978,209
Financials	78,166,904	—	—	78,166,904
Health Care	116,311,262	—	—	116,311,262
Industrials	146,618,770	—	—	146,618,770
Information Technology	207,633,525	—	—	207,633,525
Materials	46,021,420	4,520,268	—	50,541,688
Telecommunication Services	14,273,882	—	—	14,273,882
Utilities	4,823,511	—	—	4,823,511
Total Common Stock	860,018,338	4,520,268	—	864,538,606
Preferred Stock	—	1,847,067	—	1,847,067
Short-Term Investments	41,385,329	—	1,907,814	43,293,143
Total Investments, at value	$901,403,667	$6,367,335	$1,907,814	$909,678,816

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814
Total Investments, at value	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Consumer Discretionary: 16.8%
220,300	@	Amazon.com, Inc.	$39,682,639
13,600	@	Autozone, Inc.	3,720,416
225,000	@	Carmax, Inc.	7,222,500
158,800		Carnival PLC	6,246,715
22,800	@	Chipotle Mexican Grill, Inc.	6,210,036
253,500		Coach, Inc.	13,192,140
153,100	@	Ctrip.com International Ltd. ADR	6,352,119
86,100	@	Discovery Communications, Inc. - Class A	3,435,390
30,404	@	Fossil, Inc.	2,847,335
125,300	@	General Motors Co.	3,888,059
108,000		Johnson Controls, Inc.	4,489,560
128,400	@	Las Vegas Sands Corp.	5,421,048
395,400	@	Liberty Media Corp. - Interactive - Class A	6,342,216
296,311		Marriott International, Inc.	10,542,745
96,800	@, L	MGM Resorts International	1,272,920
5,800	@	NetFlix, Inc.	1,376,514
135,600		Nike, Inc.	10,264,920
70,300	@	O’Reilly Automotive, Inc.	4,039,438
24,259	@	Priceline.com, Inc.	12,285,728
59,900		Ross Stores, Inc.	4,260,088
116,600	@	Royal Caribbean Cruises Ltd.	4,810,916
302,400		Starbucks Corp.	11,173,680
147,700		Starwood Hotels & Resorts Worldwide, Inc.	8,584,324
246,600		Walt Disney Co.	10,625,994
			188,287,440
		Consumer Staples: 1.9%
115,800		Costco Wholesale Corp.	8,490,456
73,100	@	Green Mountain Coffee Roasters, Inc.	4,722,991
35,600		PepsiCo, Inc.	2,292,996
46,280		Procter & Gamble Co.	2,850,848
44,300		Whole Foods Market, Inc.	2,919,370
			21,276,661
		Energy: 9.2%
56,000	@	Alpha Natural Resources, Inc.	3,324,720
169,400	@	Cameron International Corp.	9,672,740
32,300		Cimarex Energy Co.	3,722,252
87,400	@, L	Continental Resources, Inc.	6,246,478
101,900		EOG Resources, Inc.	12,076,169
100,500	@	FMC Technologies, Inc.	9,495,240
205,400	@	McDermott International, Inc.	5,215,106
121,800		Occidental Petroleum Corp.	12,726,882
119,900		Peabody Energy Corp.	8,628,004
214,100		Schlumberger Ltd.	19,966,966
285,500		Suncor Energy, Inc.	12,801,820
			103,876,377
		Financials: 7.0%
318,000		American Express Co.	14,373,600
141,500	@	CB Richard Ellis Group, Inc.	3,778,050
132,600		Discover Financial Services	3,198,312
134,608		Franklin Resources, Inc.	16,836,769
75,200	@, L	IntercontinentalExchange, Inc.	9,290,208
372,100	@	Invesco Ltd.	9,510,876
240,500		JPMorgan Chase & Co.	11,087,050
105,490		Northern Trust Corp.	5,353,618
211,100		US Bancorp.	5,579,373
			79,007,856
		Health Care: 6.5%
18,500	@	Alexion Pharmaceuticals, Inc.	1,825,580
87,600		Allergan, Inc.	6,221,352
61,500		AmerisourceBergen Corp.	2,432,940
72,258	@	Celgene Corp.	4,157,003
35,200	@	Covidien PLC	1,828,288
68,000	@	Edwards Lifesciences Corp.	5,916,000
351,400	@	Express Scripts, Inc.	19,541,354
165,800	@, L	Human Genome Sciences, Inc.	4,551,210
82,100	@	Illumina, Inc.	5,752,747
166,800		McKesson Corp.	13,185,540
120,500		Stryker Corp.	7,326,400
			72,738,414
		Industrials: 16.9%
95,400		3M Co.	8,919,900
100,500	@	Babcock & Wilcox Co.	3,354,690

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
122,700		Boeing Co.	$9,071,211
45,000		Caterpillar, Inc.	5,010,750
73,300	@	Cooper Industries PLC	4,757,170
49,000		Cummins, Inc.	5,371,380
648,000		Danaher Corp.	33,631,198
64,300		Deere & Co.	6,230,027
118,500		Emerson Electric Co.	6,923,955
136,200		Expeditors International Washington, Inc.	6,829,068
186,100	L	Fastenal Co.	12,064,863
205,400		FedEx Corp.	19,215,170
44,300		Fluor Corp.	3,263,138
59,600		Joy Global, Inc.	5,889,076
130,800		Paccar, Inc.	6,847,380
91,900		Precision Castparts Corp.	13,525,842
31,900		Rockwell Automation, Inc.	3,019,335
57,500		Roper Industries, Inc.	4,971,450
124,000		Textron, Inc.	3,396,360
118,900		Union Pacific Corp.	11,691,437
133,400		United Parcel Service, Inc. - Class B	9,914,288
45,400		WW Grainger, Inc.	6,250,672
			190,148,360
		Information Technology: 31.1%
218,900		Accenture PLC	12,032,933
233,600	@	Apple, Inc.	81,397,920
40,400	@	Autodesk, Inc.	1,782,044
195,700	@	Baidu.com ADR	26,969,417
238,100		Broadcom Corp.	9,376,378
775,700		Corning, Inc.	16,002,691
165,600	@	Dolby Laboratories, Inc.	8,149,176
350,500	@	eBay, Inc.	10,879,520
162,200	@	EMC Corp.	4,306,410
158,893		Facebook Private Placement	3,972,325
77,350	@	Google, Inc. - Class A	45,343,344
387,900	@	Juniper Networks, Inc.	16,322,832
32,700	@, #	Mail.ru Group Ltd. GDR	979,365
69,700		Mastercard, Inc.	17,544,884
120,800	@	NetApp, Inc.	5,820,144
21,700	@	Nuance Communications, Inc.	424,452
87,000		NXP Semiconductors NV	2,610,000
559,700		Qualcomm, Inc.	30,688,351
71,300	@	Red Hat, Inc.	3,236,307
112,700	@	Rovi Corp.	6,046,355
34,616	@	Salesforce.com, Inc.	4,624,005
5,043		Samsung Electronics Co., Ltd.	4,276,291
73,200	@	Sandisk Corp.	3,373,788
411,700		Tencent Holdings Ltd.	10,026,138
74,500	@	Trimble Navigation Ltd.	3,765,230
159,300		Visa, Inc.	11,727,666
363,000		Western Union Co.	7,539,510
			349,217,476
		Materials: 5.5%
48,700		Agnico-Eagle Mines Ltd.	3,231,245
54,800		Air Products & Chemicals, Inc.	4,941,864
241,847		BHP Billiton Ltd.	11,608,059
116,900		Freeport-McMoRan Copper & Gold, Inc.	6,493,795
116,200		Potash Corp. of Saskatchewan	6,847,666
245,600		Praxair, Inc.	24,952,960
25,500		Walter Industries, Inc.	3,453,465
			61,529,054
		Telecommunication Services: 3.7%
372,900	@	American Tower Corp.	19,323,678
531,612	@	Crown Castle International Corp.	22,620,091
			41,943,769
		Total Common Stock
		(Cost $808,066,332)	1,108,025,407
PREFERRED STOCK: 0.4%
		Information Technology: 0.4%
63,003	@	Groupon, Inc.	1,990,265
94,710	@	Zynga Inc.	2,657,395
		Total Preferred Stock
		(Cost $4,647,660)	4,647,660
		Total Long-Term Investments
		(Cost $812,713,992)	1,112,673,067

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.2%
		Mutual Funds: 0.0%
383,935		T. Rowe Price Reserve Investment Fund		$383,935
		Total Mutual Funds
		(Cost $383,935)		383,935
		Securities Lending Collateral(cc): 1.2%
12,047,230		BNY Mellon Overnight Government Fund (1)		12,047,230
1,695,725	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,356,580
		Total Securities Lending Collateral
		(Cost $13,742,955)		13,403,810
		Total Short-Term Investments
		(Cost $14,126,890)		13,787,745
		Total Investments in Securities
		(Cost $826,840,882)*	100.2%	$1,126,460,812
		Other Assets and Liabilities - Net	(0.2)	(2,044,038)
		Net Assets	100.0%	$1,124,416,774

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $830,927,209.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$302,835,032
		Gross Unrealized Depreciation		(7,301,429)
		Net Unrealized Appreciation		$295,533,603

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$188,287,440	$—	$—	$188,287,440
Consumer Staples	21,276,661	—	—	21,276,661
Energy	103,876,377	—	—	103,876,377
Financials	79,007,856	—	—	79,007,856
Health Care	72,738,414	—	—	72,738,414
Industrials	190,148,360	—	—	190,148,360
Information Technology	342,635,151	2,610,000	3,972,325	349,217,476
Materials	61,529,054	—	—	61,529,054
Telecommunication Services	41,943,769	—	—	41,943,769
Total Common Stock	1,101,443,082	2,610,000	3,972,325	1,108,025,407
Preferred Stock	—	4,647,660	—	4,647,660
Short-Term Investments	12,431,165	—	1,356,580	13,787,745
Total Investments, at value	$1,113,874,247	$7,257,660	$5,328,905	$1,126,460,812

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Common Stock	$—	$3,972,325	$—	$—	$—	$—	$—	$—	$3,972,325
Short-Term Investments	1,356,580	—	—	—	—	—	—	—	1,356,580
Total Investments, at value	$1,356,580	$3,972,325	$—	$—	$—	$—	$—	$—	$5,328,905

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 97.7%
		Austria: 0.6%
285,860		Telekom Austria AG	$4,183,794
			4,183,794
		Bermuda: 0.5%
43,930		PartnerRe Ltd.	3,481,013
			3,481,013
		Brazil: 2.7%
188,680		Embraer SA ADR	6,358,516
206,834		Petroleo Brasileiro SA ADR	8,362,299
100,920		Vale S.A. ADR	2,979,158
			17,699,973
		Canada: 2.8%
137,400		Husky Energy, Inc.	4,175,146
596,300		Talisman Energy, Inc.	14,742,972
			18,918,118
		China: 3.0%
22,294,000		China Telecom Corp., Ltd.	13,608,393
13,026,153		Shanghai Electric Group Co., Ltd.	6,528,927
			20,137,320
		Denmark: 0.8%
119,830	@	Vestas Wind Systems A/S	5,201,295
			5,201,295
		France: 10.9%
79,980		Alstom	4,728,909
476,931		AXA S.A.	9,964,997
113,490		Capgemini S.A.	6,589,559
110,730		Cie Generale des Etablissements Michelin	9,339,877
446,220		France Telecom S.A.	10,019,231
130,246		Gaz de France	5,311,610
155,898		Sanofi-Aventis	10,924,445
172,448		Total S.A.	10,507,827
192,380		Vivendi	5,488,072
			72,874,527
		Germany: 11.0%
40,910		Bayerische Motoren Werke AG	3,396,488
251,590		Celesio AG	6,145,238
393,350		Deutsche Post AG	7,069,750
241,782		E.ON AG	7,352,344
1,029,094		Infineon Technologies AG	10,497,984
76,740		Merck KGaA	6,921,145
46,660		Muenchener Rueckversicherungs AG	7,340,013
193,706		SAP AG	11,847,081
96,313		Siemens AG	13,174,455
			73,744,498
		Hong Kong: 4.4%
2,414,500	@	AIA Group Ltd.	7,432,492
273,700		Cheung Kong Holdings Ltd. ADR	4,461,310
795,000		China Mobile Ltd.	7,338,644
415,000		Hutchison Whampoa Ltd.	4,911,256
361,500		Swire Pacific Ltd.	5,294,617
			29,438,319
		India: 3.5%
799,122		Housing Development Finance Corp.	12,571,576
218,930		ICICI Bank Ltd. ADR	10,909,282
			23,480,858
		Ireland: 0.8%
233,610		CRH PLC	5,362,471
			5,362,471
		Italy: 3.2%
387,065		ENI S.p.A.	9,497,531
1,712,384		Intesa Sanpaolo S.p.A.	5,051,657
2,723,178		UniCredito Italiano S.p.A.	6,712,189
			21,261,377
		Japan: 3.6%
97,500		Fuji Photo Film Co., Ltd.	3,022,037
589,400		Itochu Corp.	6,167,991
1,162,300		Mitsubishi UFJ Financial Group, Inc.	5,355,486
18,900		Nintendo Co., Ltd.	5,139,096
107,500		Toyota Motor Corp.	4,266,059
			23,950,669
		Netherlands: 7.5%
93,000		Akzo Nobel NV	6,399,586
302,055		Koninklijke Philips Electronics NV	9,675,669
111,010	@	Randstad Holdings NV	6,179,508
348,450		Royal Dutch Shell PLC - Class B	12,653,716
272,512		SBM Offshore NV	7,910,975
237,050		Unilever NV	7,427,362
			50,246,816

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Norway: 3.5%
428,280		Statoil ASA		$11,861,599
715,540		Telenor ASA		11,776,506
				23,638,105
		Portugal: 1.0%
580,950		Portugal Telecom SGPS S.A.		6,716,516
				6,716,516
		Singapore: 3.9%
1,154,500		DBS Group Holdings Ltd.		13,403,638
2,728,000		Singapore Telecommunications Ltd.		6,531,854
415,000		United Overseas Bank Ltd.		6,187,475
				26,122,967
		South Korea: 4.6%
145,608		KB Financial Group, Inc. ADR		7,596,369
96,662		LG Electronics, Inc.		9,242,969
32,483	@	Samsung Electronics Co., Ltd. GDR		13,799,243
				30,638,581
		Spain: 4.6%
476,860		Banco Santander Central Hispano S.A.		5,562,075
819,504		Iberdrola S.A.		7,126,161
135,271		Repsol YPF S.A.		4,636,291
531,199	@	Telefonica S.A.		13,324,905
				30,649,432
		Sweden: 1.4%
744,650		Telefonaktiebolaget LM Ericsson		9,580,554
				9,580,554
		Switzerland: 6.9%
99,019		Adecco S.A.		6,500,169
153,740		Nestle S.A.		8,803,942
167,046		Novartis AG		9,045,707
51,410		Roche Holding AG - Genusschein		7,339,568
183,721		Swiss Reinsurance		10,469,763
222,812	@	UBS AG - Reg		4,008,405
				46,167,554
		Taiwan: 2.1%
626,784	@	Compal Electronics, Inc.		3,111,920
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.		5,523,992
430,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		5,241,249
				13,877,161
		United Kingdom: 14.4%
949,290		Aviva PLC		6,587,387
1,533,120		BAE Systems PLC		7,990,048
931,060		BP PLC		6,840,619
544,857		GlaxoSmithKline PLC		10,382,132
846,400		HSBC Holdings PLC		8,787,868
1,509,100	@	International Consolidated Airlines Group SA		5,495,471
1,598,725		Kingfisher PLC		6,298,337
988,660		Marks & Spencer Group PLC		5,336,850
467,450		Pearson PLC		8,258,136
710,950	@	Rolls-Royce Group PLC		7,049,518
229,268		Standard Chartered PLC		5,946,994
1,051,970		Tesco PLC		6,426,169
3,777,936		Vodafone Group PLC		10,766,468
				96,165,997
		Total Common Stock
		(Cost $595,792,222)		653,537,915

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.1%
		U.S. Government Agency Obligations: 2.1%
$14,400,000	Z	Federal Home Loan Bank, 0.001%, due 04/01/11		$14,400,000
		Total Short-Term Investments
		(Cost $14,400,000)		14,400,000
		Total Investments in Securities
		(Cost $ 610,192,222)*	99.8%	$667,937,915
		Other Assets and Liabilities - Net	0.2	1,143,591
		Net Assets	100.0%	$669,081,506
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $613,364,158.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$97,694,726
		Gross Unrealized Depreciation		(43,120,969)
		Net Unrealized Appreciation		$54,573,757

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	7.7%
Consumer Staples	3.4
Energy	13.6
Financials	22.0
Health Care	7.6
Industrials	14.5
Information Technology	11.1
Materials	2.2
Telecommunication Services	12.6
Utilities	3.0
Short-Term Investments	2.1
Other Assets and Liabilities - Net	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$653,537,915	$—	$—	$653,537,915
Short-Term Investments	—	14,400,000	—	14,400,000
Total Investments, at value	$653,537,915	$14,400,000	$—	$667,937,915

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Consumer Discretionary: 7.6%
176,000		Best Buy Co., Inc.	$5,054,720
210,775	@	Dish Network Corp.	5,134,479
290,600		Gap, Inc.	6,584,996
118,096	@, L	Life Time Fitness, Inc.	4,406,162
488,100	@, L	Pulte Homes, Inc.	3,611,940
			24,792,297
		Consumer Staples: 0.2%
756,115	@, L	Rite Aid Corp.	801,482
			801,482
		Energy: 22.3%
134,700		Baker Hughes, Inc.	9,891,021
81,242		ConocoPhillips	6,487,986
136,100		ExxonMobil Corp.	11,450,093
261,480		Gazprom OAO ADR	8,456,263
1,900		Inpex Holdings, Inc.	14,374,629
696,180	@, L	SandRidge Energy, Inc.	8,911,104
166,100	@	Transocean Ltd.	12,947,495
			72,518,591
		Financials: 14.3%
521,500		Bank of America Corp.	6,951,595
598,600	@	Genworth Financial, Inc.	8,057,156
237,900		Hartford Financial Services Group, Inc.	6,406,647
126,850		JPMorgan Chase & Co.	5,847,785
1,686,655		Mitsubishi UFJ Financial Group, Inc.	7,771,536
1,396,900		Turkiye Garanti Bankasi AS ADR	6,467,647
189,305		US Bancorp.	5,003,331
			46,505,697
		Health Care: 14.8%
139,600	@, L	Alere, Inc.	5,463,944
52,116	@	Community Health Systems, Inc.	2,084,119
213,115	L	Eli Lilly & Co.	7,495,255
320,380	@, L	Gilead Sciences, Inc.	13,596,927
33,100		Roche Holding AG - Genusschein	4,725,534
144,344	@	Thermo Fisher Scientific, Inc.	8,018,309
99,775	@	Varian Medical Systems, Inc.	6,748,781
			48,132,869
		Industrials: 3.0%
486,600		General Electric Co.	9,756,330
			9,756,330
		Information Technology: 22.4%
219,729	@	Amdocs Ltd.	6,339,182
31,324	@, L	Ansys, Inc.	1,697,448
109,523		Corning, Inc.	2,259,459
805,797	@	Dell, Inc.	11,692,114
175,487	@	Fiserv, Inc.	11,006,545
23,530	@	Google, Inc. - Class A	13,793,521
437,202	@	MEMC Electronic Materials, Inc.	5,666,138
347,574		Microsoft Corp.	8,814,477
106,772	@	NCR Corp.	2,011,584
343,638	@	ON Semiconductor Corp.	3,391,707
390,000	@	Yahoo!, Inc.	6,493,500
			73,165,675
		Materials: 6.6%
91,000		Monsanto Co.	6,575,660
682,600		Tokyo Steel Manufacturing Co., Ltd.	7,965,287
127,137	L	United States Steel Corp.	6,857,770
			21,398,717
		Telecommunication Services: 3.2%
1,000		KDDI Corp.	6,182,680
2,931,950	@, L	Level 3 Communications, Inc.	4,309,967
			10,492,647
		Total Common Stock
		(Cost $269,181,086)	307,564,305

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.0%
		Financials: 1.1%
$3,000,000	#, L	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14	$3,697,500
			3,697,500
		Telecommunication Services: 0.9%
891,000		Level 3 Communications, Inc., 6.500%, due 10/01/16	1,308,656
1,454,000		Level 3 Financing, Inc., 9.250%, due 11/01/14	1,493,985
			2,802,641
		Total Corporate Bonds/Notes
		(Cost $5,363,427)	6,500,141
		Total Long-Term Investments
		(Cost $274,544,513)	314,064,446

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 12.4%
		Mutual Funds: 2.9%
9,577,813		BlackRock Liquidity Funds, TempFund, Institutional Class		$9,577,813
		Total Mutual Funds
		(Cost $9,577,813)		9,577,813
		Securities Lending Collateral(cc): 9.5%
30,477,325		BNY Mellon Overnight Government Fund (1)		30,477,325
539,803	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		431,842
		Total Securities Lending Collateral
		(Cost $31,017,128)		30,909,167
		Total Short-Term Investments
		(Cost $40,594,941)		40,486,980
		Total Investments in Securities
		(Cost $ 315,139,454)*	108.8%	$354,551,426
		Other Assets and Liabilities - Net	(8.8)	(28,650,979)
		Net Assets	100.0%	$325,900,447
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $317,528,635.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$45,478,286
		Gross Unrealized Depreciation		(8,455,495)
		Net Unrealized Appreciation		$37,022,791

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$24,792,297	$—	$—	$24,792,297
Consumer Staples	801,482	—	—	801,482
Energy	72,518,591	—	—	72,518,591
Financials	40,038,050	6,467,647	—	46,505,697
Health Care	48,132,869	—	—	48,132,869
Industrials	9,756,330	—	—	9,756,330
Information Technology	73,165,675	—	—	73,165,675
Materials	21,398,717	—	—	21,398,717
Telecommunication Services	10,492,647	—	—	10,492,647
Total Common Stock	301,096,658	6,467,647	—	307,564,305
Corporate Bonds/Notes	—	6,500,141	—	6,500,141
Short-Term Investments	40,055,138	—	431,842	40,486,980
Total Investments, at value	$341,151,796	$12,967,788	$431,842	$354,551,426

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.6%
		Consumer Discretionary: 14.6%
14,900	@	Amazon.com, Inc.	$2,683,937
28,500	@	Apollo Group, Inc. - Class A	1,188,735
73,600		Carnival Corp.	2,823,296
133,100		Comcast Corp. – Class A	3,290,232
29,900		Fortune Brands, Inc.	1,850,511
67,400	@, L	GameStop Corp.	1,517,848
73,600	@	General Motors Co.	2,283,808
75,600		International Game Technology	1,226,988
38,400		Johnson Controls, Inc.	1,596,288
88,300		Lowe’s Cos., Inc.	2,333,769
81,600		Time Warner, Inc.	2,913,120
46,700		Viacom - Class B	2,172,484
			25,881,016
		Consumer Staples: 9.0%
77,700		Avon Products, Inc.	2,101,008
26,700		Colgate-Palmolive Co.	2,156,292
12,600		Kellogg Co.	680,148
39,200		Kraft Foods, Inc.	1,229,312
107,200		Kroger Co.	2,569,584
48,600		PepsiCo, Inc.	3,130,326
65,200		Procter & Gamble Co.	4,016,320
			15,882,990
		Energy: 12.2%
16,700		Baker Hughes, Inc.	1,226,281
34,300	L	Ensco International PLC ADR	1,983,912
19,900		EOG Resources, Inc.	2,358,349
96,800		ExxonMobil Corp.	8,143,784
23,200		Hess Corp.	1,976,872
68,900	@	Noble Corp.	3,143,218
56,600	@	Ultra Petroleum Corp.	2,787,550
			21,619,966
		Financials: 14.8%
44,700		Aflac, Inc.	2,359,266
64,592		Bank of New York Mellon Corp.	1,929,363
724,300	@	Citigroup, Inc.	3,201,406
13,000		Goldman Sachs Group, Inc.	2,060,110
90,000		JPMorgan Chase & Co.	4,149,000
66,300	L	Metlife, Inc.	2,965,599
103,900		Morgan Stanley	2,838,548
94,100		US Bancorp.	2,487,063
132,500		Wells Fargo & Co.	4,200,250
			26,190,605
		Health Care: 14.2%
33,200	@	Acorda Therapeutics, Inc.	770,240
11,500	@	Alexion Pharmaceuticals, Inc.	1,134,820
31,700		Allergan, Inc.	2,251,334
26,400	@	Amgen, Inc.	1,411,080
28,500	@, L	Amylin Pharmaceuticals, Inc.	324,045
30,800		Baxter International, Inc.	1,656,116
5,500	@	Bio-Rad Laboratories, Inc.	660,770
49,400	@	Covidien PLC	2,565,836
33,800	@	Emdeon, Inc.	544,518
38,500	@	HCA Holdings, Inc.	1,303,995
54,700		Johnson & Johnson	3,240,975
60,100		Medtronic, Inc.	2,364,935
86,500		Merck & Co., Inc.	2,855,365
6,900	@, L	Pharmasset, Inc.	543,099
76,200		UnitedHealth Group, Inc.	3,444,240
			25,071,368
		Industrials: 11.4%
34,100		Boeing Co.	2,521,013
25,400		FedEx Corp.	2,376,170
27,100		General Dynamics Corp.	2,074,776
142,900	@, L	Hertz Global Holdings, Inc.	2,233,527
58,900		Illinois Tool Works, Inc.	3,164,108
35,600		Norfolk Southern Corp.	2,466,012
25,450		Paccar, Inc.	1,332,308
19,500		Pall Corp.	1,123,395
21,200		Ryder System, Inc.	1,072,720
142,900		Southwest Airlines Co.	1,804,827
			20,168,856

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology: 18.1%
110,600	@	Adobe Systems, Inc.		$3,667,496
16,600	@	Apple, Inc.		5,784,270
49,000	@	Autodesk, Inc.		2,161,390
36,600		Broadcom Corp.		1,441,308
164,800		Cisco Systems, Inc.		2,826,320
73,300		Hewlett-Packard Co.		3,003,101
88,000	L	Intersil Corp.		1,095,600
159,600		Microsoft Corp.		4,047,456
98,600		National Semiconductor Corp.		1,413,924
55,000		Qualcomm, Inc.		3,015,650
102,900	@	Symantec Corp.		1,907,766
21,800	L	Visa, Inc.		1,604,916
				31,969,197
		Materials: 1.0%
40,000		Celanese Corp.		1,774,800
				1,774,800
		Utilities: 3.3%
51,400		American Electric Power Co., Inc.		1,806,196
51,300		FirstEnergy Corp.		1,902,717
37,500		NextEra Energy, Inc.		2,067,000
				5,775,913
		Total Common Stock
		(Cost $147,448,584)		174,334,711
EXCHANGE-TRADED FUNDS: 0.6%
		Exchange-Traded Funds: 0.6%
8,000		SPDR Trust Series 1		1,060,080

		Total Exchange-Traded Funds
		(Cost $1,059,947)		1,060,080

		Total Long-Term Investments
		(Cost $148,508,531)		175,394,791
SHORT-TERM INVESTMENTS: 7.6%
		Mutual Funds: 0.8%
1,503,455		BlackRock Liquidity Funds, TempFund, Institutional Class		1,503,455
		Total Mutual Funds
		(Cost $1,503,455)		1,503,455
		Securities Lending Collateral(cc): 6.8%
11,290,432		BNY Mellon Overnight Government Fund (1)		11,290,432
818,750	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		655,000
		Total Securities Lending Collateral
		(Cost $12,109,183)		11,945,432
		Total Short-Term Investments
		(Cost $13,612,638)		13,448,887
		Total Investments in Securities
		(Cost $162,121,169)*	106.8%	$188,843,678
		Other Assets and Liabilities - Net	(6.8)	(11,969,460)
		Net Assets	100.0%	$176,874,218
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $163,575,651.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$29,952,691
		Gross Unrealized Depreciation		(4,684,664)
		Net Unrealized Appreciation		$25,268,027

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$174,334,711	$—	$—	$174,334,711
Exchange-Traded Funds	1,060,080	—	—	1,060,080
Short-Term Investments	12,793,887	—	655,000	13,448,887
Total Investments, at value	$188,188,678	$—	$655,000	$188,843,678

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

			PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio			as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 98.2%
		Consumer Discretionary: 15.9%
518,209		Comcast Corp. – Class A	$12,810,127
51,529	@	DIRECTV	2,411,557
82,895	@	General Motors Co.	2,572,232
91,432		Home Depot, Inc.	3,388,470
132,391		Lowe’s Cos., Inc.	3,499,094
43,936		Macy’s, Inc.	1,065,887
283,110		News Corp. - Class B	5,271,508
123,113		Staples, Inc.	2,390,854
44,727		Target Corp.	2,236,797
85,723		Time Warner Cable, Inc.	6,115,479
111,031		Time Warner, Inc.	3,963,807
214,902		Viacom - Class B	9,997,241
			55,723,053
		Consumer Staples: 8.4%
55,522		Avon Products, Inc.	1,501,315
51,182		Coca-Cola Co.	3,395,926
152,584		CVS Caremark Corp.	5,236,683
221,364		Kraft Foods, Inc.	6,941,975
20,635		PepsiCo, Inc.	1,329,100
19,213		Procter & Gamble Co.	1,183,521
185,061	L	Unilever NV ADR	5,803,513
77,171		Wal-Mart Stores, Inc.	4,016,751
			29,408,784
		Energy: 11.6%
86,917		BP PLC ADR	3,836,516
79,411	L	Chevron Corp.	8,531,124
22,372		ConocoPhillips	1,786,628
197,535		Halliburton Co.	9,845,144
47,220	@	Noble Corp.	2,154,176
91,566		Royal Dutch Shell PLC ADR - Class A	6,671,499
45,449		Total SA ADR	2,771,026
222,743	@	Weatherford International Ltd.	5,033,992
			40,630,105
		Financials: 20.5%
27,382		Aflac, Inc.	1,445,222
22,076		Allstate Corp.	701,575
479,780		Bank of America Corp.	6,395,467
234,647		Bank of New York Mellon Corp.	7,008,906
108,134		Chubb Corp.	6,629,696
1,153,714	@	Citigroup, Inc.	5,099,416
24,735		Goldman Sachs Group, Inc.	3,919,755
232,610		JPMorgan Chase & Co.	10,723,321
108,878	L	Metlife, Inc.	4,870,113
149,301		Morgan Stanley	4,078,903
76,681		PNC Financial Services Group, Inc.	4,830,136
35,852		State Street Corp.	1,611,189
52,006		Torchmark Corp.	3,457,359
70,671		Travelers Cos., Inc.	4,203,511
93,531		US Bancorp.	2,472,024
146,173		Wells Fargo & Co.	4,633,684
			72,080,277
		Health Care: 12.7%
46,899		Abbott Laboratories	2,300,396
261,564		Bristol-Myers Squibb Co.	6,913,137
117,541		Cardinal Health, Inc.	4,834,461
81,106		GlaxoSmithKline PLC ADR	3,115,281
162,630		Merck & Co., Inc.	5,368,416
489,695		Pfizer, Inc.	9,945,705
63,896		Roche Holding AG ADR	2,297,061
155,861		UnitedHealth Group, Inc.	7,044,917
39,551		WellPoint, Inc.	2,760,264
			44,579,638
		Industrials: 6.5%
48,091		Emerson Electric Co.	2,809,957
260,036		General Electric Co.	5,213,722
77,659		Honeywell International, Inc.	4,637,019
122,538		Ingersoll-Rand PLC	5,919,811
92,264		Textron, Inc.	2,527,111
43,261		Tyco International Ltd.	1,936,795
			23,044,415

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares				Value
		Information Technology: 11.4%
26,515		Accenture PLC		$1,457,530
152,435		Cisco Systems, Inc.		2,614,260
296,732	@	Dell, Inc.		4,305,581
207,631	@	eBay, Inc.		6,444,866
187,476		Hewlett-Packard Co.		7,680,892
99,303		Intel Corp.		2,002,942
42,772		KLA-Tencor Corp.		2,026,110
271,710		Microsoft Corp.		6,890,566
53,231		Western Union Co.		1,105,608
334,300	@	Yahoo!, Inc.		5,566,095
				40,094,450
		Materials: 4.8%
328,293		Alcoa, Inc.		5,794,371
365,587		International Paper Co.		11,033,416
				16,827,787
		Telecommunication Services: 4.1%
148,592		AT&T, Inc.		4,546,915
164,670		Verizon Communications, Inc.		6,346,383
118,464		Vodafone Group PLC ADR		3,405,840
				14,299,138
		Utilities: 2.3%
41,120		American Electric Power Co., Inc.		1,444,957
66,788		FirstEnergy Corp.		2,477,167
108,892		PPL Corp.		2,754,968
25,357		Sempra Energy		1,356,600
				8,033,692
		Total Common Stock
		(Cost $267,189,744)		344,721,339
SHORT-TERM INVESTMENTS: 3.6%
		Mutual Funds: 1.6%
5,386,105		BlackRock Liquidity Funds, TempFund, Institutional Class		5,386,105
		Total Mutual Funds
		(Cost $5,386,105)		5,386,105
		Securities Lending Collateral(cc): 2.0%
6,356,514		BNY Mellon Overnight Government Fund (1)		6,356,514
966,595	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		773,276
		Total Securities Lending Collateral
		(Cost $7,323,110)		7,129,790
		Total Short-Term Investments
		(Cost $12,709,215)		12,515,895
		Total Investments in Securities
		(Cost $279,898,959)*	101.8%	$357,237,234
		Other Assets and Liabilities - Net	(1.8)	(6,311,287)
		Net Assets	100.0%	$350,925,947
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at March 30, 2011.
	*	Cost for federal income tax purposes is $314,717,784.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$80,413,226
		Gross Unrealized Depreciation		(37,893,776)
		Net Unrealized Appreciation		$42,519,450

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$344,721,339	$—	$—	$344,721,339
Short-Term Investments	11,742,619	—	773,276	12,515,895
Total Investments, at value	$356,463,958	$—	$773,276	$357,237,234

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Short-Term Investments	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 64.5%
		Consumer Discretionary: 7.0%
445,865		Comcast Corp. – Class A	$11,021,783
162,705	@	Ford Motor Co.	2,425,932
73,652	@	General Motors Co.	2,285,422
221,623		Home Depot, Inc.	8,213,348
178,404		Sony Corp. ADR	5,678,599
112,935		Time Warner Cable, Inc.	8,056,783
264,781		Time Warner, Inc.	9,452,682
317,212		Viacom - Class B	14,756,702
			61,891,251
		Consumer Staples: 6.7%
330,974		Avon Products, Inc.	8,949,537
63,376		Coca-Cola Co.	4,204,998
107,012		Coca-Cola Enterprises, Inc.	2,921,428
30,813	@	Energizer Holdings, Inc.	2,192,653
246,153		Kraft Foods, Inc.	7,719,358
189,477		Procter & Gamble Co.	11,671,783
215,457		Sysco Corp.	5,968,159
222,418		Unilever NV ADR	6,975,028
210,541		Walgreen Co.	8,451,116
			59,054,060
		Energy: 10.2%
165,605		Anadarko Petroleum Corp.	13,566,362
32,926		Baker Hughes, Inc.	2,417,756
42,409	@	Cameron International Corp.	2,421,554
48,341		ConocoPhillips	3,860,512
75,095		Devon Energy Corp.	6,891,468
79,768		ExxonMobil Corp.	6,710,882
123,507		Hess Corp.	10,524,031
34,521		Noble Energy, Inc.	3,336,455
145,456		Occidental Petroleum Corp.	15,198,697
165,653		Royal Dutch Shell PLC ADR - Class A	12,069,478
110,312		Schlumberger Ltd.	10,287,697
100,108		Williams Cos., Inc.	3,121,367
			90,406,259
		Financials: 14.1%
802,516		Bank of America Corp.	10,697,538
119,979		BB&T Corp.	3,293,424
470,508		Charles Schwab Corp.	8,483,259
66,657		Chubb Corp.	4,086,741
1,857,637	@	Citigroup, Inc.	8,210,756
216,748		Fifth Third Bancorp.	3,008,462
604,392		JPMorgan Chase & Co.	27,862,471
552,342		Marsh & McLennan Cos., Inc.	16,465,315
322,052		Morgan Stanley	8,798,461
165,453		PNC Financial Services Group, Inc.	10,421,884
145,174		Principal Financial Group, Inc.	4,661,537
442,207		Regions Financial Corp.	3,210,423
138,201		State Street Corp.	6,210,753
135,916		US Bancorp.	3,592,260
172,255		Wells Fargo & Co.	5,460,484
			124,463,768
		Health Care: 6.3%
76,383		Abbott Laboratories	3,746,586
325,400		Bristol-Myers Squibb Co.	8,600,322
97,075		Cardinal Health, Inc.	3,992,695
27,647	@	Covidien PLC	1,435,985
29,102	@	HCA Holdings, Inc.	985,685
85,363		Medtronic, Inc.	3,359,034
137,965		Merck & Co., Inc.	4,554,225
675,335		Pfizer, Inc.	13,716,054
78,777		Roche Holding AG ADR	2,832,033
275,360		UnitedHealth Group, Inc.	12,446,272
			55,668,891
		Industrials: 6.9%
126,129		Avery Dennison Corp.	5,292,373
106,750		Cintas Corp.	3,231,323
9,258		Dover Corp.	608,621
30,825		FedEx Corp.	2,883,679
1,206,281		General Electric Co.	24,185,925
134,853		Ingersoll-Rand PLC	6,514,748
60,062		Manpower, Inc.	3,776,699
92,886		Robert Half International, Inc.	2,842,312
265,695		Tyco International Ltd.	11,895,165
			61,230,845

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Shares			Value
		Information Technology: 7.3%
177,965	@	Amdocs Ltd.	$5,134,290
279,307		Cisco Systems, Inc.	4,790,115
490,745	@	Dell, Inc.	7,120,710
400,009	@	eBay, Inc.	12,416,279
210,293		Hewlett-Packard Co.	8,615,704
244,699		Intel Corp.	4,935,579
342,455		Microsoft Corp.	8,684,659
320,630		Western Union Co.	6,659,485
375,358	@	Yahoo!, Inc.	6,249,711
			64,606,532
		Materials: 1.7%
149,858		Dow Chemical Co.	5,657,140
79,878	@	LyondellBasell Industries NV	3,159,175
62,256		PPG Industries, Inc.	5,927,394
			14,743,709
		Telecommunication Services: 1.9%
171,140		Verizon Communications, Inc.	6,595,736
346,032		Vodafone Group PLC ADR	9,948,420
			16,544,156
		Utilities: 2.4%
310,878		American Electric Power Co., Inc.	10,924,253
89,134		Edison International	3,261,413
47,189		Entergy Corp.	3,171,573
103,859		FirstEnergy Corp.	3,852,130
			21,209,369
		Total Common Stock
		(Cost $461,706,315)	569,818,840
PREFERRED STOCK: 2.4%
		Consumer Discretionary: 0.2%
7,890	@	Nielsen Holdings NV	450,716
13,100		Stanley Black & Decker, Inc.	1,568,594
			2,019,310
		Consumer Staples: 0.2%
47,700		Archer-Daniels-Midland Co.	2,153,655
			2,153,655
		Energy: 0.5%
107,000	P	El Paso Energy Capital Trust I	4,734,750
			4,734,750
		Financials: 0.5%
35,144		Keycorp	3,950,186
			3,950,186
		Health Care: 0.5%
2,600		Healthsouth Corp.	2,740,400
30,451	P	Omnicare, Inc.	1,377,908
			4,118,308
		Industrials: 0.2%
121,631	#	Swift Mandatory Common Exchange Security Trust	1,722,903
			1,722,903
		Utilities: 0.3%
80,407	@, P	CenterPoint Energy, Inc.	2,779,067
			2,779,067
		Total Preferred Stock
		(Cost $17,914,391)	21,478,179

Principal Amount			Value
CORPORATE BONDS/NOTES: 21.4%
		Consumer Discretionary: 3.4%
$580,000		Advance Auto Parts, Inc., 5.750%, due 05/01/20	$608,158
395,000		Autozone, Inc., 6.500%, due 01/15/14	442,636
390,000		Best Buy Co., Inc., 5.500%, due 03/15/21	383,395
1,291,000		BorgWarner, Inc., 3.500%, due 04/15/12	3,162,950
550,000		Comcast Corp., 5.700%, due 05/15/18	599,567
60,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	76,398
455,000		DirecTV Holdings, LLC, 7.625%, due 05/15/16	502,172
475,000		Expedia, Inc., 5.950%, due 08/15/20	481,531
405,000		Family Dollar Stores, Inc., 5.000%, due 02/01/21	398,646
2,575,000	#	Gaylord Entertainment Co., 3.750%, due 10/01/14	3,679,031
290,000		Home Depot, Inc., 5.875%, due 12/16/36	289,208
3,949,000		International Game Technology, 3.250%, due 05/01/14	4,551,223
2,333,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	2,677,118
565,000		Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	715,431
4,326,100		Liberty Media Corp., 3.125%, due 03/30/23	5,158,874
255,000		Macys Retail Holdings, Inc., 5.350%, due 03/15/12	263,925
3,048,000	#	MGM Resorts International, 4.250%, due 04/15/15	3,227,070
200,000	#	NBC Universal, Inc., 2.100%, due 04/01/14	199,214
125,000	#	NBC Universal, Inc., 5.150%, due 04/30/20	129,064
210,000	#	NBC Universal, Inc., 5.950%, due 04/01/41	201,922
245,000		O’Reilly Automotive, Inc., 4.875%, due 01/14/21	242,797
445,000		Time Warner Cable, Inc., 5.875%, due 11/15/40	419,558
245,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	305,903
160,000		Time Warner, Inc., 5.875%, due 11/15/16	178,717

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Consumer Discretionary (continued)
$200,000		WPP Finance UK, 8.000%, due 09/15/14	$233,302
555,000		Wyndham Worldwide Corp., 5.625%, due 03/01/21	550,814
220,000		Yum! Brands, Inc., 5.300%, due 09/15/19	233,754
115,000		Yum! Brands, Inc., 6.250%, due 03/15/18	129,272
			30,041,650
		Consumer Staples: 0.5%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, due 04/15/15	388,370
300,000		Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	341,038
240,000		Corn Products International, Inc., 6.625%, due 04/15/37	251,651
67,993	#	CVS Lease Pass-through, 8.353%, due 07/10/31	81,462
393,264		CVS Pass-Through Trust, 6.036%, due 12/10/28	406,060
235,000		Delhaize Group, 5.875%, due 02/01/14	256,741
415,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	440,975
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, due 06/30/20	297,128
170,000		Kraft Foods, Inc., 5.375%, due 02/10/20	179,793
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	111,226
355,000		Kraft Foods, Inc., 6.875%, due 01/26/39	395,946
170,000		Kraft Foods, Inc., 7.000%, due 08/11/37	191,735
655,000		Safeway, Inc., 3.950%, due 08/15/20	620,728
50,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	57,102
			4,019,955
		Energy: 0.4%
145,000		Enterprise Products Operating L.P., 5.250%, due 01/31/20	150,747
300,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	341,504
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, due 12/15/25	1,568,606
250,000		Hess Corp., 5.600%, due 02/15/41	239,676
370,000		Petroleos Mexicanos, 5.500%, due 01/21/21	377,400
165,000		Spectra Energy Capital, LLC, 7.500%, due 09/15/38	194,103
215,000		Texas Eastern Transmission LP, 7.000%, due 07/15/32	251,980
			3,124,016
		Financials: 5.9%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	289,885
300,000		Aegon NV, 4.625%, due 12/01/15	311,801
3,071,000		Affiliated Managers Group, Inc., 3.950%, due 08/15/38	3,619,941
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	639,017
700,000		Ally Financial, Inc., 2.200%, due 12/19/12	717,455
950,000		Bank of America Corp., 5.650%, due 05/01/18	994,273
400,000		Bank of America Corp., 5.750%, due 12/01/17	422,027
305,000		Barclays Bank PLC, 5.140%, due 10/14/20	289,159
525,000		Barclays Bank PLC, 6.750%, due 05/22/19	593,883
260,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	303,352
430,000	#	BPCE S.A., 2.375%, due 10/04/13	429,986
240,000		Brookfield Asset Management, Inc., 7.125%, due 06/15/12	254,347
400,000		Capital One Bank USA NA, 8.800%, due 07/15/19	503,721
515,000		Charles Schwab Corp., 4.450%, due 07/22/20	524,201
1,500,000		Citibank NA, 1.750%, due 12/28/12	1,527,086
4,200,000		Citigroup Funding, Inc., 2.250%, due 12/10/12	4,307,726
575,000		Citigroup, Inc., 6.125%, due 11/21/17	627,411
345,000		Citigroup, Inc., 8.500%, due 05/22/19	426,339
325,000		CNA Financial Corp., 5.875%, due 08/15/20	336,168
385,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	398,255
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, due 01/15/20	610,121
130,000		Credit Suisse AG, 5.400%, due 01/14/20	131,525
95,000		Credit Suisse New York, 6.000%, due 02/15/18	101,042
185,000		Credit Suisse/New York NY, 5.300%, due 08/13/19	194,795
345,000	#	Crown Castle Towers LLC, 3.214%, due 08/15/15	344,411
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, due 03/15/21	1,053,066
340,000		Digital Realty Trust L.P., 4.500%, due 07/15/15	349,553
225,000	#	ERAC USA Finance LLC, 2.750%, due 07/01/13	227,902
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,111,142
770,000		General Electric Capital Corp., 5.625%, due 05/01/18	833,682
160,000		General Electric Capital Corp., 5.875%, due 01/14/38	158,492
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, due 03/15/17	3,976,842
1,010,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,096,582
345,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	349,051
465,000	#	HBOS PLC, 6.750%, due 05/21/18	455,738
450,000	#	HSBC Bank PLC, 4.125%, due 08/12/20	431,451
645,000		HSBC Finance Corp., 6.750%, due 05/15/11	649,661
150,000		HSBC Finance Corp., 7.000%, due 05/15/12	159,580
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	172,702
1,117,000		Janus Capital Group, Inc., 3.250%, due 07/15/14	1,345,985
1,793,800		Jefferies Group, Inc., 3.875%, due 11/01/29	1,872,279
435,000		Jefferies Group, Inc., 6.875%, due 04/15/21	462,868
340,000		JPMorgan Chase & Co., 4.400%, due 07/22/20	329,178
775,000		JPMorgan Chase & Co., 6.000%, due 01/15/18	850,967
220,000		Korea Development Bank, 4.375%, due 08/10/15	228,628
625,000		Lloyds TSB Bank PLC, 4.875%, due 01/21/16	645,138
165,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	165,444
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	478,272
455,000		MetLife, Inc., 4.750%, due 02/08/21	456,927
650,000		MF Global Holdings Ltd., 1.875%, due 02/01/16	670,313
305,000		MF Global Holdings Ltd., 9.000%, due 06/20/38	365,619
1,144,000		MGIC Investment Corp., 5.000%, due 05/01/17	1,255,540

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$790,000		Morgan Stanley, 3.450%, due 11/02/15	$777,373
675,000		Morgan Stanley, 4.000%, due 07/24/15	686,663
215,000		Morgan Stanley, 5.750%, due 01/25/21	217,402
205,000	#	National Australia Bank Ltd., 3.750%, due 03/02/15	211,115
570,000	#	Nationwide Building Society, 6.250%, due 02/25/20	594,043
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	258,078
290,000	#	Nordea Bank AB, 4.875%, due 01/27/20	297,205
225,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	240,004
360,000		PNC Funding Corp., 5.125%, due 02/08/20	379,601
225,000		PNC Funding Corp., 6.700%, due 06/10/19	262,146
320,000		Prudential Financial, Inc., 4.750%, due 09/17/15	341,060
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	99,958
495,000		Royal Bank of Scotland PLC, 4.875%, due 03/16/15	514,950
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, due 01/20/15	193,579
460,000		Senior Housing Properties Trust, 4.300%, due 01/15/16	457,111
775,000	#	Societe Generale, 2.500%, due 01/15/14	769,508
100,000	#	Standard Chartered Bank, 6.400%, due 09/26/17	108,516
315,000	#	Standard Chartered PLC, 3.850%, due 04/27/15	322,662
195,000		Travelers Cos, Inc., 5.350%, due 11/01/40	186,226
305,000		UBS AG, 5.875%, due 12/20/17	333,512
500,000		US Bank NA/Cincinnati OH, 3.778%, due 04/29/20	509,667
300,000	#	WEA Finance LLC, 7.125%, due 04/15/18	348,384
570,000		Wells Fargo & Co., 5.625%, due 12/11/17	623,437
440,000		Westpac Banking Corp., 2.100%, due 08/02/13	444,393
			52,227,122
		Health Care: 4.3%
610,000		Aetna, Inc., 3.950%, due 09/01/20	590,250
455,000		Boston Scientific Corp., 5.450%, due 06/15/14	485,958
3,358,000		Cephalon, Inc., 2.500%, due 05/01/14	4,025,403
3,774,000		Dendreon Corp., 2.875%, due 01/15/16	3,991,005
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, due 04/15/15	2,591,938
930,000		Express Scripts, Inc., 5.250%, due 06/15/12	974,710
5,261,000	#	Gilead Sciences, Inc., 1.625%, due 05/01/16	6,115,913
80,000		GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	90,473
3,195,000		Life Technologies Corp., 1.500%, due 02/15/24	3,722,175
3,470,000		LifePoint Hospitals, Inc., 3.500%, due 05/15/14	3,712,900
210,000		Medco Health Solutions, Inc., 2.750%, due 09/15/15	208,044
3,122,000		Mylan, Inc., 1.250%, due 03/15/12	3,453,713
1,145,000		Omnicare, Inc., 3.250%, due 12/15/35	1,067,713
1,037,000		Omnicare, Inc., 3.750%, due 12/15/25	1,341,619
885,000		Pfizer, Inc., 6.200%, due 03/15/19	1,021,463
1,889,000		Salix Pharmaceuticals Ltd., 2.750%, due 05/15/15	2,042,481
1,914,000		Teleflex, Inc., 3.875%, due 08/01/17	2,165,213
375,000		WellPoint, Inc., 4.350%, due 08/15/20	374,840
			37,975,811
		Industrials: 0.5%
295,000		Continental Airlines Pass-Through Trust, 4.750%, due 01/12/21	289,100
330,000		CSX Corp., 5.500%, due 04/15/41	319,406
105,000		CSX Corp., 6.150%, due 05/01/37	111,591
256,956		Delta Air Lines, Inc., 6.200%, due 07/02/18	266,592
285,000		General Electric Co., 5.250%, due 12/06/17	310,804
120,000	#	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	125,982
584,000		Navistar International Corp., 3.000%, due 10/15/14	884,760
175,000		Raytheon Co., 1.625%, due 10/15/15	167,273
260,000		Ryder System, Inc., 3.150%, due 03/02/15	261,224
558,000		Textron, Inc., 4.500%, due 05/01/13	1,196,910
170,000		Union Pacific Corp., 6.125%, due 02/15/20	195,462
380,000		Waste Management, Inc., 5.000%, due 03/15/14	410,244
			4,539,348
		Information Technology: 4.0%
5,593,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25	5,439,193
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	1,062,875
2,400,000		Ciena Corp., 0.250%, due 05/01/13	2,460,000
45,000		Corning, Inc., 6.625%, due 05/15/19	51,981
75,000		Corning, Inc., 7.250%, due 08/15/36	85,891
2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	2,177,500
110,000		Juniper Networks, Inc., 4.600%, due 03/15/21	109,863
539,000		Kinetics, 3.250%, due 04/15/15	670,158
1,927,000	#	Linear Technology Corp., 3.000%, due 05/01/27	2,078,751
716,000		Linear Technology Corp., 3.000%, due 05/01/27	772,385
5,183,000		Micron Technology, Inc., 1.875%, due 06/01/14	5,662,428
6,649,000		SanDisk Corp., 1.000%, due 05/15/13	6,557,576
3,846,000		Symantec Corp., 1.000%, due 06/15/13	4,658,468
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,580,600
764,000		Xilinx, Inc., 3.125%, due 03/15/37	892,925
			35,260,594
		Materials: 1.4%
1,254,000		Allegheny Technologies, Inc., 4.250%, due 06/01/14	2,211,743
300,000	#	Anglo American Capital PLC, 9.375%, due 04/08/19	400,325
570,000		ArcelorMittal, 3.750%, due 08/05/15	576,212
80,000		ArcelorMittal, 5.500%, due 03/01/21	78,981
80,000		ArcelorMittal, 6.750%, due 03/01/41	78,652
460,000		ArcelorMittal, 9.850%, due 06/01/19	584,490

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount			Value
		Materials (continued)
$1,950,000	#	Cemex SAB de CV, 3.750%, due 03/15/18	$2,035,313
4,300,000		Cemex SAB de CV, 4.875%, due 03/15/15	4,407,500
360,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	397,371
735,000	#	Gold Fields Ltd., 4.875%, due 10/07/20	706,653
335,000		Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	440,901
75,000		Southern Copper Corp., 5.375%, due 04/16/20	76,613
105,000		Southern Copper Corp., 6.750%, due 04/16/40	106,069
220,000		Vale Overseas Ltd., 5.625%, due 09/15/19	231,488
250,000		Vale Overseas Ltd., 6.875%, due 11/10/39	268,474
			12,600,785
		Telecommunication Services: 0.9%
325,000		American Tower Corp., 4.500%, due 01/15/18	319,638
125,000		American Tower Corp., 4.625%, due 04/01/15	129,886
101,000	#	AT&T, Inc., 5.350%, due 09/01/40	90,786
270,000		AT&T, Inc., 6.150%, due 09/15/34	269,888
4,000		AT&T, Inc., 8.000%, due 11/15/31	5,026
1,385,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 8.250%, due 12/01/40	1,532,156
165,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	216,899
2,988,000		SBA Communications Corp., 1.875%, due 05/01/13	3,421,260
435,000		Telecom Italia Capital S.A., 6.999%, due 06/04/18	473,700
205,000		Telecom Italia Capital S.A., 7.175%, due 06/18/19	224,442
631,000		TW Telecom, Inc., 2.375%, due 04/01/26	753,256
165,000		Verizon Communications, Inc., 3.000%, due 04/01/16	164,348
315,000		Verizon Communications, Inc., 6.350%, due 04/01/19	358,749
280,000		Verizon Communications, Inc., 8.950%, due 03/01/39	382,842
			8,342,876
		Utilities: 0.1%
150,000	#	EDF S.A., 4.600%, due 01/27/20	153,164
425,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	429,259
115,000		Nisource Finance Corp., 6.800%, due 01/15/19	131,765
			714,188
		Total Corporate Bonds/Notes
		(Cost $170,561,712)	188,846,345
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.8%
		Federal Home Loan Mortgage Corporation##: 0.4%
550,000		3.000%, due 07/28/14	575,226
2,400,000		4.875%, due 06/13/18	2,672,647
			3,247,873
		Federal National Mortgage Association##: 0.4%
2,130,000		4.375%, due 10/15/15	2,326,190
915,000		6.625%, due 11/15/30	1,158,738
			3,484,928
		Total U.S. Government Agency Obligations
		(Cost $6,478,624)	6,732,801
U.S. TREASURY OBLIGATIONS: 6.8%
		U.S. Treasury Notes: 6.8%
4,500,000		0.750%, due 11/30/11	4,516,349
19,000,000		1.000%, due 04/30/12	19,134,273
2,310,000		1.750%, due 08/15/12-03/31/14	2,349,237
1,500,000		1.875%, due 04/30/14	1,526,133
880,000		2.125%, due 11/30/14	896,157
2,940,000		2.250%, due 01/31/15	3,001,096
2,630,000		2.375%, due 10/31/14	2,703,764
1,001,000		2.500%, due 03/31/15	1,029,706
6,900,000		2.625%, due 06/30/14-11/15/20	6,915,672
10,000,000		2.750%, due 10/31/13	10,435,160
2,670,000		3.500%, due 02/15/39	2,239,046
5,000		4.125%, due 08/31/12	5,255
2,000,000		4.250%, due 11/15/40	1,913,126
1,300,000		4.375%, due 11/15/39	1,271,969
1,800,000		4.625%, due 02/15/40	1,835,719
230,000		6.875%, due 08/15/25	302,773
		Total U.S. Treasury Obligations
		(Cost $59,473,220)	60,075,435
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
144,107	#	ARI Fleet Lease Trust, 1.705%, due 08/15/18	145,197
		Total Asset-Backed Securities
		(Cost $144,107)	145,197
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.804%, due 10/20/14	354,824
		Total Collateralized Mortgage Obligations
		(Cost $350,000)	354,824

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Principal Amount		Value
MUNICIPAL BONDS: 0.1%
	California: 0.0%
$150,000	State of California, 5.950%, due 04/01/16	$159,987
		159,987
	Georgia: 0.1%
175,000	Municipal Electric Authority of Georgia, 6.637%, due 04/01/57	166,423
325,000	Municipal Electric Authority of Georgia, 6.655%, due 04/01/57	305,871
		472,294
	Texas: 0.0%
230,000	Texas State Transportation Commission, 5.028%, due 04/01/26	226,856
		226,856
	Total Municipal Bonds
	(Cost $884,637)	859,137
OTHER BONDS: 0.2%
	Foreign Government Bonds: 0.2%
960,000	Brazil Government International Bond, 6.000%, due 01/17/17	1,080,960
100,000	Peruvian Government International Bond, 7.125%, due 03/30/19	118,500
395,000	Republic of Italy, 6.875%, due 09/27/23	444,929
	Total Other Bonds
	(Cost $1,513,888)	1,644,389
	Total Long-Term Investments
	(Cost $719,026,894)	849,955,147

Shares				Value
SHORT-TERM INVESTMENTS: 3.5%
		Mutual Funds: 3.5%
30,861,314		BlackRock Liquidity Funds, TempFund, Institutional Class		$30,861,314
		Total Short-Term Investments
		(Cost $30,861,314)		30,861,314
		Total Investments in Securities
		(Cost $749,888,208)*	99.7%	$880,816,461
		Other Assets and Liabilities - Net	0.3	2,436,382
		Net Assets	100.0%	$883,252,843
	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	*	Cost for federal income tax purposes is $751,560,301.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$139,649,638
		Gross Unrealized Depreciation		(10,393,478)
		Net Unrealized Appreciation		$129,256,160

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of March 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	3/31/2011
Asset Table
Investments, at value
Common Stock*	$569,818,840	$—	$—	$569,818,840
Preferred Stock	5,518,780	15,959,399	—	21,478,179
Corporate Bonds/Notes	—	184,869,503	3,976,842	188,846,345
U.S. Government Agency Obligations	—	6,732,801	—	6,732,801
U.S. Treasury Obligations	—	60,075,435	—	60,075,435
Asset-Backed Securities	—	145,197	—	145,197
Collateralized Mortgage Obligations	—	354,824	—	354,824
Municipal Bonds	—	859,137	—	859,137
Other Bonds	—	1,644,389	—	1,644,389
Short-Term Investments	30,861,314	—	—	30,861,314
Total Investments, at value	$606,198,934	$270,640,685	$3,976,842	$880,816,461

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended March 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	3/31/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	3,981,720	—	—	—	—	(4,878)	—	—	3,976,842
Total Investments, at value	$3,981,720	$—	$—	$—	$—	$(4,878)	$—	$—	$3,976,842

As of March 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $(4,878).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into or out of Level 1 and 2 during the period ending March 31, 2011.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 25, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 25, 2011